Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 100.0% of net assets

Automobiles & Components 1.8%
Adient plc	163,790	3,890,012
Aptiv plc	64,629	5,664,732
Autoliv, Inc.	31,458	2,269,695
BorgWarner, Inc.	75,980	2,872,044
Cooper Tire & Rubber Co.	40,110	1,079,761
Dana, Inc.	78,881	1,318,102
Ford Motor Co.	2,851,612	27,175,862
General Motors Co.	866,169	34,941,257
Gentex Corp.	59,119	1,621,043
Harley-Davidson, Inc.	62,399	2,232,636
Lear Corp.	29,263	3,709,963
The Goodyear Tire & Rubber Co.	242,394	3,328,070
Thor Industries, Inc.	21,646	1,290,102
Visteon Corp. *	37,466	2,468,260
		93,861,539

Banks 5.5%
Bank of America Corp.	1,158,081	35,529,925
BB&T Corp.	135,699	6,992,569
CIT Group, Inc.	48,599	2,456,679
Citigroup, Inc.	634,403	45,144,117
Citizens Financial Group, Inc.	93,640	3,489,026
Comerica, Inc.	23,329	1,707,683
Fifth Third Bancorp	213,998	6,353,601
First Republic Bank	11,030	1,095,941
Huntington Bancshares, Inc.	145,374	2,071,580
JPMorgan Chase & Co.	588,200	68,231,200
KeyCorp	148,325	2,724,730
M&T Bank Corp.	20,983	3,446,458
New York Community Bancorp, Inc.	148,315	1,710,072
People’s United Financial, Inc.	60,787	998,123
Regions Financial Corp.	211,480	3,368,876
SunTrust Banks, Inc.	86,155	5,737,923
The PNC Financial Services Group, Inc.	89,386	12,773,259
U.S. Bancorp	323,425	18,483,739
Wells Fargo & Co.	1,171,916	56,732,454
		279,047,955

Capital Goods 8.4%
3M Co.	117,058	20,452,374
A.O. Smith Corp.	22,180	1,008,081
Acuity Brands, Inc.	8,250	1,107,315
AECOM *	68,433	2,460,166
AerCap Holdings N.V. *	43,958	2,397,030
AGCO Corp.	37,918	2,919,686
Allison Transmission Holdings, Inc.	29,549	1,357,777
AMETEK, Inc.	29,437	2,637,850
Arconic, Inc.	72,167	1,807,062
Carlisle Cos., Inc.	12,966	1,869,827
Caterpillar, Inc.	129,895	17,103,275
Cummins, Inc.	53,234	8,730,376
Security	Number of Shares	Value ($)
Deere & Co.	84,607	14,015,150
Donaldson Co., Inc.	23,101	1,153,895
Dover Corp.	34,194	3,311,689
Eaton Corp. plc	130,034	10,687,494
EMCOR Group, Inc.	20,502	1,730,164
Emerson Electric Co.	176,809	11,471,368
EnerSys	13,504	919,757
Fastenal Co.	95,175	2,931,390
Flowserve Corp.	42,580	2,130,277
Fluor Corp.	139,300	4,528,643
Fortive Corp.	29,367	2,233,360
Fortune Brands Home & Security, Inc.	39,473	2,168,647
GATX Corp.	14,157	1,088,107
General Dynamics Corp.	69,515	12,925,619
General Electric Co.	6,224,319	65,044,134
HD Supply Holdings, Inc. *	31,170	1,262,697
Hexcel Corp.	15,910	1,300,802
Honeywell International, Inc.	115,763	19,964,487
Hubbell, Inc.	14,757	1,916,639
Huntington Ingalls Industries, Inc.	9,562	2,183,005
IDEX Corp.	9,616	1,617,604
Illinois Tool Works, Inc.	82,662	12,748,960
Ingersoll-Rand plc	46,027	5,691,699
Jacobs Engineering Group, Inc.	47,530	3,921,700
Johnson Controls International plc	161,409	6,850,198
L3Harris Technologies, Inc. *	44,951	9,331,828
Lincoln Electric Holdings, Inc.	17,310	1,463,041
Lockheed Martin Corp.	40,074	14,513,601
Masco Corp.	48,590	1,981,014
MSC Industrial Direct Co., Inc., Class A	14,201	1,008,981
Nordson Corp.	7,880	1,116,281
Northrop Grumman Corp.	37,078	12,813,044
Oshkosh Corp.	30,353	2,536,600
Owens Corning	42,585	2,469,930
PACCAR, Inc.	101,361	7,109,461
Parker-Hannifin Corp.	31,585	5,529,902
Pentair plc	41,316	1,603,474
Quanta Services, Inc.	70,362	2,632,946
Raytheon Co.	60,122	10,959,639
Regal Beloit Corp.	14,304	1,138,884
Resideo Technologies, Inc. *	40,933	771,996
Rockwell Automation, Inc.	20,677	3,324,448
Roper Technologies, Inc.	6,722	2,444,455
Sensata Technologies Holding plc *	12,863	610,092
Snap-on, Inc.	12,295	1,876,340
Spirit AeroSystems Holdings, Inc., Class A	24,711	1,898,793
Stanley Black & Decker, Inc.	33,567	4,954,154
Terex Corp.	44,057	1,341,536
Textron, Inc.	70,695	3,485,263
The Boeing Co.	65,690	22,412,114
The Timken Co.	26,575	1,214,743
The Toro Co.	15,720	1,144,730
TransDigm Group, Inc. *	6,540	3,174,778
Trinity Industries, Inc.	70,720	1,386,112
United Rentals, Inc. *	30,078	3,806,371
United Technologies Corp.	212,627	28,406,967
Valmont Industries, Inc.	9,182	1,263,443

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
W.W. Grainger, Inc.	12,904	3,755,451
WABCO Holdings, Inc. *	10,410	1,378,388
Wabtec Corp.	32,933	2,558,235
Watsco, Inc.	8,034	1,306,489
WESCO International, Inc. *	33,850	1,717,549
Xylem, Inc.	21,015	1,687,294
		429,776,671

Commercial & Professional Services 0.7%
ABM Industries, Inc.	32,180	1,354,456
Cintas Corp.	11,054	2,878,904
Equifax, Inc.	15,798	2,197,344
IAA, Inc. *	22,685	1,060,524
IHS Markit Ltd. *	26,761	1,723,943
KAR Auction Services, Inc.	22,685	606,597
ManpowerGroup, Inc.	47,848	4,370,915
Nielsen Holdings plc	142,854	3,308,499
Pitney Bowes, Inc.	201,831	817,415
Republic Services, Inc.	40,478	3,588,375
Robert Half International, Inc.	36,068	2,178,868
Verisk Analytics, Inc.	9,884	1,499,600
Waste Management, Inc.	73,084	8,550,828
		34,136,268

Consumer Durables & Apparel 1.4%
Brunswick Corp.	24,948	1,226,444
Capri Holdings Ltd. *	67,408	2,399,051
Carter’s, Inc.	15,796	1,469,344
D.R. Horton, Inc.	76,574	3,517,044
Fossil Group, Inc. *	88,284	974,655
Garmin Ltd.	21,700	1,705,403
Hanesbrands, Inc.	102,665	1,651,880
Hasbro, Inc.	22,282	2,699,687
Kontoor Brands, Inc. *	8,357	245,111
Leggett & Platt, Inc.	40,655	1,624,980
Lennar Corp., Class A	48,609	2,312,330
lululemon Athletica, Inc. *	6,647	1,270,175
Mattel, Inc. *	213,374	3,115,261
Mohawk Industries, Inc. *	17,702	2,207,262
Newell Brands, Inc.	143,117	2,030,830
NIKE, Inc., Class B	181,556	15,619,263
NVR, Inc. *	757	2,531,514
Polaris Industries, Inc.	20,646	1,954,557
PulteGroup, Inc.	97,436	3,070,208
PVH Corp.	23,359	2,077,082
Ralph Lauren Corp.	22,307	2,325,059
Tapestry, Inc.	93,710	2,898,450
Toll Brothers, Inc.	32,885	1,182,874
Under Armour, Inc., Class A *	23,860	550,450
Under Armour, Inc., Class C *	23,647	480,980
VF Corp.	63,775	5,573,297
Whirlpool Corp.	37,264	5,421,167
		72,134,358

Consumer Services 1.9%
Aramark	71,811	2,598,840
Carnival Corp.	110,167	5,203,187
Chipotle Mexican Grill, Inc. *	3,908	3,108,931
Darden Restaurants, Inc.	21,417	2,603,451
Domino’s Pizza, Inc.	4,672	1,142,444
H&R Block, Inc.	55,216	1,528,931
Hilton Worldwide Holdings, Inc.	24,314	2,347,517
Las Vegas Sands Corp.	86,237	5,212,164
Marriott International, Inc., Class A	22,713	3,158,470
McDonald’s Corp.	149,597	31,523,080
MGM Resorts International	104,518	3,137,630
Security	Number of Shares	Value ($)
Norwegian Cruise Line Holdings Ltd. *	30,646	1,515,138
Royal Caribbean Cruises Ltd.	28,539	3,320,227
Service Corp. International	24,110	1,112,435
Six Flags Entertainment Corp.	17,969	949,302
Starbucks Corp.	157,624	14,925,417
The Wendy’s Co.	60,625	1,102,769
Wyndham Destinations, Inc.	30,859	1,452,225
Wynn Resorts Ltd.	20,243	2,633,007
Yum China Holdings, Inc.	62,523	2,844,797
Yum! Brands, Inc.	76,201	8,574,137
		99,994,099

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	12,211	1,047,582
AGNC Investment Corp.	74,399	1,275,199
Ally Financial, Inc.	270,591	8,905,150
American Express Co.	163,468	20,330,515
Ameriprise Financial, Inc.	49,615	7,219,479
Annaly Capital Management, Inc.	261,174	2,494,212
Berkshire Hathaway, Inc., Class A *	36	11,111,976
Berkshire Hathaway, Inc., Class B *	254,423	52,266,117
BlackRock, Inc.	17,467	8,168,966
Capital One Financial Corp.	196,055	18,119,403
CME Group, Inc.	24,481	4,759,596
Discover Financial Services	135,865	12,192,525
FactSet Research Systems, Inc.	3,904	1,082,579
Franklin Resources, Inc.	151,411	4,940,541
Intercontinental Exchange, Inc.	31,438	2,762,143
Invesco Ltd.	169,318	3,249,212
Janus Henderson Group plc	40,537	813,578
Jefferies Financial Group, Inc.	85,284	1,819,108
Lazard Ltd., Class A	30,059	1,163,584
Legg Mason, Inc.	60,060	2,261,860
LPL Financial Holdings, Inc.	19,361	1,623,807
Moody’s Corp.	17,413	3,732,302
Morgan Stanley	211,990	9,446,274
MSCI, Inc.	6,897	1,567,274
Nasdaq, Inc.	12,648	1,218,888
Navient Corp.	281,597	3,984,597
New Residential Investment Corp.	62,811	985,504
Northern Trust Corp.	26,331	2,580,438
Raymond James Financial, Inc.	15,328	1,236,510
S&P Global, Inc.	21,502	5,266,915
Santander Consumer USA Holdings, Inc.	56,307	1,515,221
SEI Investments Co.	20,380	1,214,444
Starwood Property Trust, Inc.	44,520	1,034,200
State Street Corp.	93,875	5,453,199
Synchrony Financial	265,079	9,511,034
T. Rowe Price Group, Inc.	51,779	5,871,221
TD Ameritrade Holding Corp.	25,781	1,317,409
The Bank of New York Mellon Corp.	185,874	8,721,208
The Charles Schwab Corp. (a)	69,224	2,991,861
The Goldman Sachs Group, Inc.	116,505	25,646,246
Voya Financial, Inc.	60,092	3,375,368
Waddell & Reed Financial, Inc., Class A	59,116	1,034,530
		265,311,775

Energy 9.4%
Anadarko Petroleum Corp.	112,778	8,307,228
Antero Resources Corp. *	110,740	510,511
Apache Corp.	160,694	3,924,147
Baker Hughes, a GE Co.	204,427	5,190,402
Cabot Oil & Gas Corp.	42,287	810,219
Chevron Corp.	774,991	95,409,142
Concho Resources, Inc.	15,412	1,505,444
ConocoPhillips	385,854	22,796,254
Devon Energy Corp.	81,232	2,193,264

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ensco Rowan plc, Class A	173,722	1,422,783
EOG Resources, Inc.	72,048	6,185,321
Exxon Mobil Corp.	1,924,643	143,116,454
Halliburton Co.	290,105	6,672,415
Helmerich & Payne, Inc.	41,775	2,075,382
Hess Corp.	112,121	7,269,926
HollyFrontier Corp.	103,559	5,154,131
Kinder Morgan, Inc.	575,762	11,872,212
Marathon Oil Corp.	350,452	4,930,860
Marathon Petroleum Corp.	327,198	18,450,695
Murphy Oil Corp.	107,866	2,593,099
Nabors Industries Ltd.	551,299	1,631,845
National Oilwell Varco, Inc.	256,410	6,107,686
Noble Corp. plc *	641,026	1,429,488
Noble Energy, Inc.	129,996	2,870,312
Occidental Petroleum Corp.	221,701	11,386,563
Oceaneering International, Inc. *	92,615	1,430,902
ONEOK, Inc.	43,942	3,079,455
Patterson-UTI Energy, Inc.	102,697	1,194,366
PBF Energy, Inc., Class A	77,316	2,159,436
Phillips 66	284,921	29,221,498
Pioneer Natural Resources Co.	17,550	2,422,602
QEP Resources, Inc. *	137,141	678,848
Range Resources Corp.	90,889	517,158
Schlumberger Ltd.	477,079	19,068,848
SM Energy Co.	57,455	572,826
Targa Resources Corp.	49,651	1,931,920
The Williams Cos., Inc.	206,908	5,098,213
Transocean Ltd. *	436,525	2,654,072
Valero Energy Corp.	344,066	29,331,627
World Fuel Services Corp.	206,420	8,058,637
		481,236,191

Food & Staples Retailing 3.0%
Casey’s General Stores, Inc.	14,176	2,295,236
Costco Wholesale Corp.	106,491	29,352,114
Performance Food Group Co. *	43,091	1,889,541
Rite Aid Corp. *(b)	133,391	929,735
SpartanNash, Co.	68,218	806,337
Sysco Corp.	115,060	7,889,664
The Kroger Co.	578,375	12,238,415
U.S. Foods Holding Corp. *	94,074	3,327,398
Walgreens Boots Alliance, Inc.	335,198	18,264,939
Walmart, Inc.	677,419	74,773,509
		151,766,888

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	406,005	19,110,655
Archer-Daniels-Midland Co.	449,302	18,457,326
Brown-Forman Corp., Class B	40,684	2,229,890
Bunge Ltd.	164,064	9,586,260
Campbell Soup Co.	47,054	1,945,212
Coca-Cola European Partners plc	33,896	1,873,771
ConAgra Brands, Inc.	131,412	3,793,864
Constellation Brands, Inc., Class A	16,930	3,332,163
Flowers Foods, Inc.	55,100	1,305,870
General Mills, Inc.	195,869	10,402,603
Hormel Foods Corp.	52,381	2,147,097
Ingredion, Inc.	26,592	2,055,296
Kellogg Co.	57,834	3,367,095
McCormick & Co., Inc. — Non Voting Shares	12,774	2,025,190
Molson Coors Brewing Co., Class B	42,882	2,315,199
Mondelez International, Inc., Class A	376,525	20,140,322
Monster Beverage Corp. *	31,208	2,011,980
PepsiCo, Inc.	258,417	33,028,277
Philip Morris International, Inc.	377,473	31,560,518
Sanderson Farms, Inc.	10,761	1,409,906
Security	Number of Shares	Value ($)
The Coca-Cola Co.	636,338	33,490,469
The Hershey Co.	22,400	3,398,976
The JM Smucker Co.	34,528	3,839,168
The Kraft Heinz Co.	165,391	5,294,166
Tyson Foods, Inc., Class A	122,834	9,765,303
		227,886,576

Health Care Equipment & Services 5.5%
Abbott Laboratories	172,175	14,996,442
AmerisourceBergen Corp.	42,750	3,725,662
Anthem, Inc.	77,253	22,759,506
Baxter International, Inc.	56,689	4,760,175
Becton, Dickinson & Co.	19,472	4,922,522
Boston Scientific Corp. *	52,777	2,240,911
Cardinal Health, Inc.	232,682	10,640,548
Centene Corp. *	58,293	3,036,482
Cerner Corp.	42,723	3,061,103
Cigna Corp. *	71,948	12,225,404
Covetrus, Inc. *	10,483	248,133
CVS Health Corp.	754,251	42,140,003
Danaher Corp.	51,575	7,246,287
DaVita, Inc. *	57,451	3,438,442
DENTSPLY SIRONA, Inc.	43,636	2,375,980
Edwards Lifesciences Corp. *	10,981	2,337,306
Encompass Health Corp.	15,127	965,708
HCA Healthcare, Inc.	69,924	9,335,553
Henry Schein, Inc. *	41,348	2,751,296
Hologic, Inc. *	23,778	1,218,623
Humana, Inc.	41,844	12,417,207
Intuitive Surgical, Inc. *	4,878	2,534,170
Laboratory Corp. of America Holdings *	17,391	2,913,340
Magellan Health, Inc. *	17,874	1,257,257
McKesson Corp.	131,141	18,222,042
MEDNAX, Inc. *	39,839	978,844
Medtronic plc	209,629	21,369,580
Molina Healthcare, Inc. *	9,697	1,287,568
Patterson Cos., Inc.	56,481	1,118,324
Quest Diagnostics, Inc.	43,648	4,455,588
ResMed, Inc.	12,740	1,639,638
Steris plc	8,577	1,276,772
Stryker Corp.	29,436	6,175,084
Tenet Healthcare Corp. *	67,172	1,583,244
The Cooper Cos., Inc.	3,889	1,312,149
UnitedHealth Group, Inc.	151,754	37,788,264
Universal Health Services, Inc., Class B	25,023	3,774,970
Varian Medical Systems, Inc. *	14,034	1,647,171
WellCare Health Plans, Inc. *	7,542	2,166,440
Zimmer Biomet Holdings, Inc.	26,505	3,581,621
		281,925,359

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	35,279	2,661,448
Colgate-Palmolive Co.	136,863	9,818,552
Coty, Inc., Class A	63,602	693,898
Herbalife Nutrition Ltd. *	22,756	933,451
Kimberly-Clark Corp.	58,543	7,941,358
Nu Skin Enterprises, Inc., Class A	20,580	822,788
The Clorox Co.	15,600	2,536,560
The Estee Lauder Cos., Inc., Class A	22,916	4,220,898
The Procter & Gamble Co.	533,566	62,982,131
		92,611,084

Insurance 4.1%
Aflac, Inc.	204,816	10,781,514
Alleghany Corp. *	3,083	2,114,106
American Financial Group, Inc.	14,717	1,506,726

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
American International Group, Inc.	728,702	40,800,025
Aon plc	44,296	8,383,018
Arch Capital Group Ltd. *	47,018	1,819,126
Arthur J. Gallagher & Co.	22,835	2,064,969
Assurant, Inc.	22,876	2,593,223
Assured Guaranty Ltd.	53,199	2,324,264
Athene Holding Ltd., Class A *	22,048	900,881
Axis Capital Holdings Ltd.	33,206	2,114,226
Chubb Ltd.	71,095	10,866,160
Cincinnati Financial Corp.	25,645	2,752,478
CNO Financial Group, Inc.	91,629	1,549,446
Everest Re Group Ltd.	14,240	3,512,154
Fidelity National Financial, Inc.	58,887	2,525,075
First American Financial Corp.	27,510	1,590,628
Genworth Financial, Inc., Class A *	414,019	1,651,936
Lincoln National Corp.	64,952	4,243,964
Loews Corp.	97,241	5,206,283
Markel Corp. *	1,381	1,538,337
Marsh & McLennan Cos., Inc.	77,979	7,704,325
MetLife, Inc.	224,706	11,104,971
Old Republic International Corp.	70,843	1,615,929
Principal Financial Group, Inc.	68,169	3,956,529
Prudential Financial, Inc.	110,773	11,222,413
Reinsurance Group of America, Inc.	15,194	2,369,048
RenaissanceRe Holdings Ltd.	11,936	2,162,206
The Allstate Corp.	116,703	12,533,902
The Hanover Insurance Group, Inc.	8,950	1,160,905
The Hartford Financial Services Group, Inc.	113,203	6,523,889
The Progressive Corp.	82,074	6,646,353
The Travelers Cos., Inc.	144,265	21,152,134
Torchmark Corp.	20,207	1,845,303
Unum Group	71,729	2,291,742
W. R. Berkley Corp.	32,417	2,249,416
White Mountains Insurance Group Ltd.	1,621	1,744,196
Willis Towers Watson plc	12,060	2,354,353
		209,476,153

Materials 3.3%
Air Products & Chemicals, Inc.	28,637	6,536,968
Albemarle Corp.	20,918	1,526,177
Alcoa Corp. *	127,206	2,860,863
AptarGroup, Inc.	10,104	1,222,786
Ashland Global Holdings, Inc.	16,105	1,280,025
Avery Dennison Corp.	18,760	2,154,961
Ball Corp.	38,889	2,779,786
Berry Global Group, Inc. *	20,440	920,822
Celanese Corp.	25,858	2,900,492
CF Industries Holdings, Inc.	72,985	3,617,137
Commercial Metals Co.	86,342	1,511,848
Corteva, Inc. *	147,031	4,337,414
Crown Holdings, Inc. *	25,471	1,630,399
Domtar Corp.	42,041	1,784,640
Dow, Inc. *	146,611	7,101,837
DuPont de Nemours, Inc.	146,932	10,602,613
Eastman Chemical Co.	49,935	3,762,602
Ecolab, Inc.	33,875	6,833,604
FMC Corp.	15,310	1,323,090
Freeport-McMoRan, Inc.	429,405	4,749,219
Graphic Packaging Holding Co.	111,532	1,657,366
Huntsman Corp.	86,721	1,782,117
International Flavors & Fragrances, Inc.	12,906	1,858,335
International Paper Co.	139,056	6,105,949
Linde plc	89,769	17,171,014
LyondellBasell Industries N.V., Class A	191,947	16,064,044
Martin Marietta Materials, Inc.	9,694	2,401,689
Newmont Goldcorp Corp.	150,657	5,501,994
Nucor Corp.	118,715	6,455,722
Olin Corp.	46,184	926,913
Security	Number of Shares	Value ($)
Owens-Illinois, Inc.	73,792	1,252,250
Packaging Corp. of America	22,363	2,257,992
PPG Industries, Inc.	60,658	7,120,643
Reliance Steel & Aluminum Co.	38,282	3,826,286
RPM International, Inc.	24,604	1,668,889
Sealed Air Corp.	47,008	1,964,464
Sonoco Products Co.	28,247	1,695,667
Steel Dynamics, Inc.	68,856	2,169,653
The Mosaic Co.	200,316	5,045,960
The Sherwin-Williams Co.	9,126	4,682,003
United States Steel Corp.	88,221	1,325,962
Vulcan Materials Co.	14,344	1,984,492
WestRock Co.	101,272	3,650,856
		168,007,543

Media & Entertainment 4.6%
Activision Blizzard, Inc.	114,800	5,595,352
Alphabet, Inc., Class A *	20,091	24,474,856
Alphabet, Inc., Class C *	20,409	24,831,222
Altice USA, Inc., Class A *	42,676	1,101,468
CBS Corp., Class B — Non Voting Shares	160,942	8,290,122
Charter Communications, Inc., Class A *	18,795	7,243,217
Cinemark Holdings, Inc.	27,855	1,111,972
Comcast Corp., Class A	1,025,479	44,269,928
Discovery, Inc., Class A *	44,582	1,351,280
Discovery, Inc., Class C *	105,298	2,973,616
DISH Network Corp., Class A *	56,200	1,902,932
Electronic Arts, Inc. *	27,536	2,547,080
Facebook, Inc., Class A *	80,160	15,569,477
Fox Corp., Class A	75,538	2,819,078
Fox Corp., Class B *	33,513	1,246,684
IAC/InterActiveCorp *	5,866	1,402,267
Liberty Global plc, Class A *	87,453	2,332,372
Liberty Global plc, Class C *	224,396	5,843,272
Liberty Media Corp. — Liberty SiriusXM, Class A *	36,280	1,510,336
Liberty Media Corp. — Liberty SiriusXM, Class C *	72,161	3,020,659
Netflix, Inc. *	2,806	906,310
News Corp., Class A	150,837	1,985,015
News Corp., Class B	43,650	587,529
Omnicom Group, Inc.	51,884	4,162,135
The Interpublic Group of Cos., Inc.	83,536	1,914,645
The Walt Disney Co.	386,530	55,277,655
Tribune Media Co., Class A	31,006	1,440,849
Viacom, Inc., Class B	311,618	9,457,606
		235,168,934

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	231,639	15,431,790
Agilent Technologies, Inc.	34,161	2,371,115
Alexion Pharmaceuticals, Inc. *	13,134	1,487,951
Allergan plc	44,468	7,137,114
Amgen, Inc.	114,142	21,296,614
Biogen, Inc. *	23,993	5,706,015
Bristol-Myers Squibb Co.	231,505	10,281,137
Celgene Corp. *	101,720	9,343,999
Eli Lilly & Co.	98,879	10,772,867
Gilead Sciences, Inc.	410,352	26,886,263
Illumina, Inc. *	3,551	1,063,098
IQVIA Holdings, Inc. *	16,810	2,675,648
Johnson & Johnson	424,789	55,316,024
Mallinckrodt plc *	96,784	659,099
Merck & Co., Inc.	507,820	42,143,982
Mettler-Toledo International, Inc. *	2,440	1,846,470
Mylan N.V. *	128,131	2,677,938
Perrigo Co., plc	23,148	1,250,223

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pfizer, Inc.	1,321,667	51,333,546
Regeneron Pharmaceuticals, Inc. *	4,381	1,335,154
Thermo Fisher Scientific, Inc.	30,351	8,427,866
United Therapeutics Corp. *	15,538	1,231,231
Waters Corp. *	7,778	1,637,736
Zoetis, Inc.	23,895	2,745,297
		285,058,177

Real Estate 1.7%
Alexandria Real Estate Equities, Inc.	7,560	1,106,482
American Tower Corp.	23,853	5,047,772
AvalonBay Communities, Inc.	12,140	2,534,711
Boston Properties, Inc.	22,482	2,988,982
Brixmor Property Group, Inc.	73,632	1,397,535
Camden Property Trust	11,099	1,151,077
CBRE Group, Inc., Class A *	46,764	2,478,960
CoreCivic, Inc.	67,180	1,140,045
Crown Castle International Corp.	32,821	4,373,726
Digital Realty Trust, Inc.	18,235	2,085,355
Duke Realty Corp.	39,929	1,330,833
Equinix, Inc.	5,169	2,595,355
Equity Residential	44,385	3,501,533
Essex Property Trust, Inc.	5,075	1,533,766
HCP, Inc.	83,976	2,681,354
Hospitality Properties Trust	58,702	1,450,526
Host Hotels & Resorts, Inc.	198,956	3,459,845
Iron Mountain, Inc.	72,288	2,125,990
Jones Lang LaSalle, Inc.	11,822	1,722,347
Kimco Realty Corp.	74,253	1,426,400
Lamar Advertising Co., Class A	12,704	1,028,008
Mid-America Apartment Communities, Inc.	11,180	1,317,451
Outfront Media, Inc.	49,638	1,349,161
Park Hotels & Resorts, Inc.	40,418	1,067,439
Prologis, Inc.	43,657	3,519,191
Public Storage	12,219	2,966,284
Realogy Holdings Corp.	118,422	616,979
Realty Income Corp.	19,440	1,345,442
Senior Housing Properties Trust	98,067	804,149
Simon Property Group, Inc.	33,164	5,379,201
SL Green Realty Corp.	16,173	1,311,307
The Macerich Co.	29,340	969,687
UDR, Inc.	26,121	1,203,133
Ventas, Inc.	59,881	4,029,392
VEREIT, Inc.	179,880	1,640,506
Vornado Realty Trust	26,402	1,698,177
Welltower, Inc.	61,989	5,152,526
Weyerhaeuser Co.	160,963	4,090,070
WP Carey, Inc.	13,852	1,198,752
		86,819,449

Retailing 4.9%
Aaron’s, Inc.	20,391	1,285,653
Abercrombie & Fitch Co., Class A	71,406	1,351,716
Advance Auto Parts, Inc.	13,589	2,047,047
Amazon.com, Inc. *	8,437	15,750,023
American Eagle Outfitters, Inc.	76,485	1,353,020
AutoNation, Inc. *	44,589	2,170,592
AutoZone, Inc. *	2,563	2,878,351
Bed Bath & Beyond, Inc. (b)	382,804	3,717,027
Best Buy Co., Inc.	118,218	9,047,223
Big Lots, Inc.	49,232	1,260,339
Booking Holdings, Inc. *	4,238	7,995,453
CarMax, Inc. *	49,402	4,335,519
Chico’s FAS, Inc.	217,210	692,900
Core-Mark Holding Co., Inc.	57,750	2,161,582
Designer Brands, Inc.	42,382	778,981
Dick’s Sporting Goods, Inc.	54,402	2,022,122
Security	Number of Shares	Value ($)
Dillard’s, Inc., Class A (b)	17,797	1,295,266
Dollar General Corp.	72,178	9,673,296
Dollar Tree, Inc. *	44,641	4,542,222
eBay, Inc.	187,697	7,731,239
Expedia Group, Inc.	16,024	2,127,026
Foot Locker, Inc.	63,851	2,621,722
GameStop Corp., Class A	262,643	1,055,825
Genuine Parts Co.	42,047	4,083,605
Group 1 Automotive, Inc.	19,690	1,653,172
Kohl’s Corp.	120,778	6,505,103
L Brands, Inc.	140,008	3,633,208
Lithia Motors, Inc., Class A	11,520	1,519,258
LKQ Corp. *	75,200	2,025,136
Lowe’s Cos., Inc.	213,880	21,687,432
Macy’s, Inc.	253,358	5,758,827
Murphy USA, Inc. *	30,202	2,668,649
Nordstrom, Inc.	67,573	2,237,342
O'Reilly Automotive, Inc. *	12,949	4,930,461
Office Depot, Inc.	657,539	1,341,380
Penske Automotive Group, Inc.	22,419	1,030,601
Qurate Retail, Inc. *	244,855	3,462,250
Ross Stores, Inc.	52,131	5,527,450
Sally Beauty Holdings, Inc. *	67,667	929,745
Signet Jewelers Ltd.	73,165	1,327,213
Target Corp.	292,377	25,261,373
The Gap, Inc.	154,639	3,015,460
The Home Depot, Inc.	196,204	41,926,833
The TJX Cos., Inc.	257,369	14,042,053
Tiffany & Co.	25,372	2,382,938
Tractor Supply Co.	28,597	3,111,640
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,240	1,830,070
Urban Outfitters, Inc. *	39,871	949,328
Williams-Sonoma, Inc.	32,924	2,195,372
		252,930,043

Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	31,224	3,667,571
Applied Materials, Inc.	176,879	8,732,516
Broadcom, Inc.	17,709	5,135,433
First Solar, Inc. *	23,370	1,507,131
Intel Corp.	1,142,715	57,764,243
KLA Corp.	22,956	3,129,362
Lam Research Corp.	20,139	4,201,197
Marvell Technology Group Ltd.	89,613	2,353,237
Maxim Integrated Products, Inc.	38,706	2,291,008
Microchip Technology, Inc.	22,156	2,091,969
Micron Technology, Inc. *	190,757	8,563,082
NVIDIA Corp.	25,974	4,382,333
NXP Semiconductors N.V.	39,929	4,128,259
ON Semiconductor Corp. *	62,553	1,345,515
Qorvo, Inc. *	26,782	1,962,853
QUALCOMM, Inc.	451,016	32,996,331
Skyworks Solutions, Inc.	34,463	2,939,005
Texas Instruments, Inc.	147,957	18,496,105
Xilinx, Inc.	27,975	3,195,025
		168,882,175

Software & Services 6.6%
Accenture plc, Class A	76,895	14,808,439
Adobe, Inc. *	13,198	3,944,354
Akamai Technologies, Inc. *	22,830	2,012,008
Alliance Data Systems Corp.	14,378	2,256,196
Amdocs Ltd.	40,130	2,567,919
ANSYS, Inc. *	6,170	1,253,250
Autodesk, Inc. *	7,598	1,186,580
Automatic Data Processing, Inc.	41,180	6,857,294
Booz Allen Hamilton Holding Corp.	27,752	1,907,950

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Broadridge Financial Solutions, Inc.	12,898	1,639,594
CACI International, Inc., Class A *	5,948	1,279,712
Cadence Design Systems, Inc. *	20,448	1,511,312
CDK Global, Inc.	18,941	982,470
Check Point Software Technologies Ltd. *	14,876	1,665,368
Citrix Systems, Inc.	19,965	1,881,502
Cognizant Technology Solutions Corp., Class A	92,985	6,057,043
Conduent, Inc. *	119,002	1,082,918
DXC Technology Co.	71,208	3,971,270
Fidelity National Information Services, Inc.	46,871	6,245,561
Fiserv, Inc. *	75,974	8,009,950
FleetCor Technologies, Inc. *	4,650	1,321,390
Global Payments, Inc.	11,169	1,875,498
International Business Machines Corp.	404,132	59,908,528
Intuit, Inc.	19,875	5,511,536
Jack Henry & Associates, Inc.	8,015	1,119,695
Leidos Holdings, Inc.	35,349	2,902,153
Mastercard, Inc., Class A	50,071	13,632,831
Microsoft Corp.	752,958	102,605,587
Oracle Corp.	589,512	33,189,526
Paychex, Inc.	35,985	2,988,554
PayPal Holdings, Inc. *	43,015	4,748,856
Perspecta, Inc.	24,633	574,688
Sabre Corp.	39,718	933,770
salesforce.com, Inc. *	9,957	1,538,356
Symantec Corp.	214,023	4,614,336
Synopsys, Inc. *	10,624	1,410,442
Teradata Corp. *	42,311	1,549,429
The Western Union Co.	163,377	3,430,917
Total System Services, Inc.	16,527	2,243,044
VeriSign, Inc. *	6,132	1,294,404
Visa, Inc., Class A	102,752	18,289,856
		336,804,086

Technology Hardware & Equipment 7.2%
Amphenol Corp., Class A	33,238	3,101,770
Anixter International, Inc. *	18,994	1,222,454
Apple, Inc.	1,012,492	215,701,296
Arrow Electronics, Inc. *	58,756	4,266,273
Avnet, Inc.	123,449	5,607,054
CDW Corp.	20,756	2,452,529
Cisco Systems, Inc.	790,743	43,807,162
CommScope Holding Co., Inc. *	64,400	919,632
Corning, Inc.	322,201	9,907,681
Dell Technologies, Inc., Class C *	10,434	602,459
F5 Networks, Inc. *	11,931	1,750,516
Flex Ltd. *	328,893	3,667,157
FLIR Systems, Inc.	20,990	1,042,363
Hewlett Packard Enterprise Co.	732,681	10,528,626
HP, Inc.	354,056	7,449,338
Jabil, Inc.	115,537	3,567,783
Juniper Networks, Inc.	148,757	4,019,414
Keysight Technologies, Inc. *	15,591	1,395,706
Motorola Solutions, Inc.	44,251	7,343,896
NCR Corp. *	44,742	1,512,727
NetApp, Inc.	59,041	3,453,308
Sanmina Corp. *	53,057	1,684,560
Seagate Technology plc	174,444	8,078,502
SYNNEX Corp.	25,532	2,515,923
TE Connectivity Ltd.	69,625	6,433,350
Tech Data Corp. *	39,163	3,968,778
Trimble, Inc. *	28,279	1,195,071
Western Digital Corp.	139,238	7,503,536
Xerox Corp.	105,906	3,399,583
		368,098,447

Security	Number of Shares	Value ($)
Telecommunication Services 3.7%
AT&T, Inc.	3,067,623	104,452,563
CenturyLink, Inc.	782,806	9,464,124
Frontier Communications Corp. *(b)	1,132,287	1,494,619
Sprint Corp. *	270,129	1,980,046
T-Mobile US, Inc. *	54,317	4,330,694
Telephone & Data Systems, Inc.	56,247	1,819,028
Verizon Communications, Inc.	1,218,154	67,327,372
		190,868,446

Transportation 2.2%
American Airlines Group, Inc.	182,988	5,582,964
Avis Budget Group, Inc. *	87,900	3,198,681
C.H. Robinson Worldwide, Inc.	41,789	3,498,993
CSX Corp.	128,344	9,035,418
Delta Air Lines, Inc.	52,889	3,228,345
Expeditors International of Washington, Inc.	45,402	3,466,443
FedEx Corp.	85,353	14,555,247
Hertz Global Holdings, Inc. *	176,940	2,746,109
JB Hunt Transport Services, Inc.	18,720	1,916,366
Kansas City Southern	18,677	2,311,092
Kirby Corp. *	14,600	1,144,056
Knight-Swift Transportation Holdings, Inc.	28,834	1,033,411
Landstar System, Inc.	9,976	1,110,029
Macquarie Infrastructure Corp.	25,687	1,064,469
Norfolk Southern Corp.	49,568	9,473,436
Old Dominion Freight Line, Inc.	8,555	1,428,514
Ryder System, Inc.	40,378	2,150,532
Southwest Airlines Co.	42,338	2,181,677
Union Pacific Corp.	144,928	26,079,794
United Airlines Holdings, Inc. *	24,925	2,290,857
United Parcel Service, Inc., Class B	107,748	12,872,653
XPO Logistics, Inc. *	18,044	1,217,609
		111,586,695

Utilities 3.7%
AES Corp.	359,137	6,029,910
Alliant Energy Corp.	41,959	2,078,649
Ameren Corp.	53,403	4,042,073
American Electric Power Co., Inc.	113,501	9,966,523
American Water Works Co., Inc.	24,784	2,844,707
Atmos Energy Corp.	17,235	1,879,304
CenterPoint Energy, Inc.	122,413	3,551,201
CMS Energy Corp.	59,986	3,492,385
Consolidated Edison, Inc.	82,731	7,028,826
Dominion Energy, Inc.	143,893	10,689,811
DTE Energy Co.	40,318	5,124,821
Duke Energy Corp.	193,518	16,781,881
Edison International	101,658	7,577,587
Entergy Corp.	55,913	5,905,531
Eversource Energy	67,084	5,088,992
Exelon Corp.	290,428	13,086,686
FirstEnergy Corp.	95,666	4,206,434
NextEra Energy, Inc.	65,723	13,615,834
NiSource, Inc.	63,832	1,895,172
NRG Energy, Inc.	47,799	1,631,858
OGE Energy Corp.	41,581	1,785,904
PG&E Corp. *	378,097	6,854,899
Pinnacle West Capital Corp.	27,707	2,527,433
Portland General Electric Co.	21,456	1,176,862
PPL Corp.	221,956	6,576,556
Public Service Enterprise Group, Inc.	123,827	7,076,713
Sempra Energy	47,953	6,494,275
The Southern Co.	261,382	14,689,668
UGI Corp.	42,188	2,155,385
Vistra Energy Corp.	122,410	2,626,919

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	50,505	4,316,157
Xcel Energy, Inc.	111,181	6,627,499
		189,426,455
Total Common Stock
(Cost $3,336,315,712)		5,112,815,366

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 2.26% (c)	7,575,335	7,575,335
Total Other Investment Company
(Cost $7,575,335)		7,575,335

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	64	9,543,360	(101,270)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,047,891.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2019:
	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received
The Charles Schwab Corp.	$2,474,534	$727,374	($50,271)	$10,723	($170,499)	$2,991,861	69,224	$27,273

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,112,815,366	$—	$—	$5,112,815,366
Other Investment Company[1]	7,575,335	—	—	7,575,335
Liabilities
Futures Contracts[2]	(101,270)	—	—	(101,270)
Total	$5,120,289,431	$—	$—	$5,120,289,431
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.6%
American Axle & Manufacturing Holdings, Inc. *	247,478	2,987,059
Cooper-Standard Holding, Inc. *	52,162	2,580,976
Delphi Technologies plc	230,052	4,311,175
Dorman Products, Inc. *	19,789	1,422,433
Garrett Motion, Inc. *	75,793	1,073,987
Gentherm, Inc. *	30,886	1,263,546
LCI Industries	30,940	2,835,032
Modine Manufacturing Co. *	82,524	1,132,229
Standard Motor Products, Inc.	30,162	1,387,754
Stoneridge, Inc. *	13,627	443,831
Superior Industries International, Inc.	178,311	456,476
Tenneco, Inc., Class A	186,052	1,681,910
Tesla, Inc. *(a)	4,267	1,030,950
Tower International, Inc.	53,533	1,648,816
Veoneer, Inc. *	90,924	1,650,271
Winnebago Industries, Inc.	42,553	1,714,886
		27,621,331

Banks 7.1%
Associated Banc-Corp.	106,407	2,305,840
Atlantic Union Bankshares Corp.	26,066	991,290
BancorpSouth Bank	44,005	1,315,309
Bank of Hawaii Corp.	27,989	2,386,062
Bank OZK	50,691	1,550,131
BankUnited, Inc.	74,864	2,576,070
Banner Corp.	14,399	853,285
BOK Financial Corp.	19,139	1,601,552
Boston Private Financial Holdings, Inc.	35,366	408,124
Capitol Federal Financial, Inc.	104,942	1,433,508
Cathay General Bancorp	37,730	1,404,311
Central Pacific Financial Corp.	28,970	853,746
Chemical Financial Corp.	23,634	993,573
Columbia Banking System, Inc.	34,809	1,312,647
Commerce Bancshares, Inc.	44,141	2,685,097
Community Bank System, Inc.	18,942	1,249,983
Cullen/Frost Bankers, Inc.	27,126	2,575,342
CVB Financial Corp.	42,417	933,598
East West Bancorp, Inc.	77,884	3,739,211
Essent Group Ltd. *	22,922	1,058,080
F.N.B. Corp.	187,105	2,254,615
First BanCorp	108,238	1,164,641
First Citizens BancShares, Inc., Class A	3,466	1,618,691
First Commonwealth Financial Corp.	60,848	837,877
First Financial Bancorp	36,501	930,411
First Financial Bankshares, Inc.	31,399	1,028,317
First Hawaiian, Inc.	50,739	1,357,776
First Horizon National Corp.	132,801	2,177,936
First Midwest Bancorp, Inc.	43,925	950,098
Fulton Financial Corp.	137,626	2,339,642
Glacier Bancorp, Inc.	34,273	1,436,381
Great Western Bancorp, Inc.	34,081	1,152,619
Security	Number of Shares	Value ($)
Hancock Whitney Corp.	53,843	2,235,561
Hilltop Holdings, Inc.	26,149	593,059
Home BancShares, Inc.	60,620	1,192,395
Hope Bancorp, Inc.	73,577	1,085,261
IBERIABANK Corp.	19,683	1,546,493
Independent Bank Corp.	5,043	392,144
International Bancshares Corp.	35,606	1,339,854
Investors Bancorp, Inc.	135,695	1,541,495
LegacyTexas Financial Group, Inc.	9,754	416,886
MGIC Investment Corp. *	182,084	2,339,779
National Bank Holdings Corp., Class A	21,880	793,806
NBT Bancorp, Inc.	26,952	1,043,042
Northwest Bancshares, Inc.	66,692	1,143,768
Ocwen Financial Corp. *	756,012	1,436,423
OFG Bancorp	22,599	511,415
Old National Bancorp	86,182	1,517,665
PacWest Bancorp	81,747	3,157,887
Park National Corp.	9,846	931,333
Pinnacle Financial Partners, Inc.	9,029	548,421
Popular, Inc.	64,556	3,715,843
Prosperity Bancshares, Inc.	33,619	2,332,822
Provident Financial Services, Inc.	36,878	891,710
Radian Group, Inc.	122,617	2,795,668
Signature Bank	20,207	2,575,584
Simmons First National Corp., Class A	16,796	432,497
South State Corp.	14,651	1,173,106
Sterling Bancorp	23,966	523,657
SVB Financial Group *	14,400	3,340,368
Synovus Financial Corp.	90,971	3,472,363
TCF Financial Corp.	124,821	2,668,673
Texas Capital Bancshares, Inc. *	20,567	1,294,281
The Bank of N.T. Butterfield & Son Ltd.	24,972	784,870
Trustmark Corp.	44,905	1,595,924
UMB Financial Corp.	21,731	1,483,358
Umpqua Holdings Corp.	152,057	2,654,915
United Bankshares, Inc.	48,372	1,818,304
United Community Banks, Inc.	33,434	959,556
Valley National Bancorp	188,060	2,098,750
Walker & Dunlop, Inc.	21,438	1,250,693
Washington Federal, Inc.	80,269	2,936,240
Webster Financial Corp.	44,274	2,257,974
WesBanco, Inc.	20,627	754,536
Westamerica Bancorp	14,685	941,309
Western Alliance Bancorp *	26,215	1,296,070
Wintrust Financial Corp.	23,829	1,704,727
Zions Bancorp NA	78,416	3,534,209
		124,530,457

Capital Goods 12.0%
AAON, Inc.	21,053	1,069,492
AAR Corp.	65,923	2,759,537
Actuant Corp., Class A	89,943	2,059,695
Aegion Corp. *	79,891	1,505,945
Air Lease Corp.	71,794	3,000,271
Aircastle Ltd.	88,116	1,831,932
Alamo Group, Inc.	11,799	1,155,004

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Albany International Corp., Class A	15,093	1,297,847
Allegion plc	27,814	2,879,862
Altra Industrial Motion Corp.	31,560	906,719
American Woodmark Corp. *	13,888	1,178,397
Apogee Enterprises, Inc.	40,820	1,655,659
Applied Industrial Technologies, Inc.	57,862	3,520,324
Arcosa, Inc.	101,559	3,808,462
Argan, Inc.	9,181	377,798
Armstrong World Industries, Inc.	31,461	3,074,054
Astec Industries, Inc.	48,079	1,571,702
Atkore International Group, Inc. *	56,616	1,545,051
AZZ, Inc.	31,963	1,488,837
Barnes Group, Inc.	40,577	2,111,627
Beacon Roofing Supply, Inc. *	86,602	3,137,590
BMC Stock Holdings, Inc. *	94,821	2,005,464
Briggs & Stratton Corp.	138,372	1,318,685
Builders FirstSource, Inc. *	88,617	1,522,440
BWX Technologies, Inc.	58,993	3,180,313
Caesarstone Ltd.	24,780	348,655
Chart Industries, Inc. *	17,796	1,344,132
Colfax Corp. *	134,631	3,726,586
Comfort Systems USA, Inc.	34,708	1,457,736
Continental Building Products, Inc. *	16,581	407,561
Crane Co.	38,829	3,249,987
Cubic Corp.	22,619	1,497,378
Curtiss-Wright Corp.	33,162	4,208,589
DXP Enterprises, Inc. *	24,779	841,247
Dycom Industries, Inc. *	42,600	2,349,816
Encore Wire Corp.	37,302	2,048,626
EnPro Industries, Inc.	17,452	1,239,790
ESCO Technologies, Inc.	15,399	1,286,740
Federal Signal Corp.	55,422	1,726,395
Franklin Electric Co., Inc.	38,713	1,814,091
Gardner Denver Holdings, Inc. *	15,376	506,947
Generac Holdings, Inc. *	57,571	4,162,383
Gibraltar Industries, Inc. *	26,058	1,079,844
GMS, Inc. *	59,092	1,330,161
Graco, Inc.	79,103	3,803,272
Granite Construction, Inc.	61,203	2,172,706
Griffon Corp.	85,790	1,402,666
H&E Equipment Services, Inc.	65,536	2,006,057
Harsco Corp. *	65,546	1,537,709
HEICO Corp.	6,640	908,020
HEICO Corp., Class A	13,059	1,376,288
Herc Holdings, Inc. *	37,742	1,703,674
Hillenbrand, Inc.	53,966	1,818,115
Hyster-Yale Materials Handling, Inc.	25,975	1,606,294
Insteel Industries, Inc.	18,621	363,296
ITT, Inc.	71,749	4,478,573
JELD-WEN Holding, Inc. *	34,905	764,769
John Bean Technologies Corp.	10,057	1,193,364
Kaman Corp.	26,553	1,683,460
Kennametal, Inc.	87,406	3,022,499
Lennox International, Inc.	15,939	4,088,035
Lindsay Corp.	14,112	1,287,297
Lydall, Inc. *	17,971	424,116
Masonite International Corp. *	38,548	2,054,608
MasTec, Inc. *	80,734	4,143,269
Meritor, Inc. *	59,232	1,464,807
Milacron Holdings Corp. *	77,022	1,297,050
Moog, Inc., Class A	42,528	3,464,331
MRC Global, Inc. *	196,015	3,065,675
Mueller Industries, Inc.	136,203	4,111,969
Mueller Water Products, Inc., Class A	133,103	1,353,658
MYR Group, Inc. *	44,145	1,594,517
National Presto Industries, Inc.	6,761	621,809
NOW, Inc. *	274,788	3,366,153
nVent Electric plc	77,088	1,911,012
Patrick Industries, Inc. *	11,337	520,028
Security	Number of Shares	Value ($)
Primoris Services Corp.	80,399	1,685,163
Proto Labs, Inc. *	3,373	351,129
Quanex Building Products Corp.	60,873	1,133,455
Raven Industries, Inc.	24,303	880,741
RBC Bearings, Inc. *	7,813	1,271,097
Rexnord Corp. *	85,148	2,493,985
Rush Enterprises, Inc., Class A	73,177	2,755,846
Simpson Manufacturing Co., Inc.	30,312	1,872,069
SiteOne Landscape Supply, Inc. *	8,291	612,456
SPX FLOW, Inc. *	52,812	2,142,055
Standex International Corp.	13,413	943,873
Teledyne Technologies, Inc. *	16,970	4,943,022
Tennant Co.	20,068	1,527,375
Textainer Group Holdings Ltd. *	84,038	817,690
The Greenbrier Cos., Inc.	79,192	2,289,441
The Manitowoc Co., Inc. *	22,543	404,647
The Middleby Corp. *	24,569	3,301,582
Titan International, Inc.	151,570	572,935
Titan Machinery, Inc. *	62,623	1,298,801
Trex Co., Inc. *	15,380	1,257,315
TriMas Corp. *	35,999	1,079,610
Triton International Ltd.	49,980	1,653,338
Triumph Group, Inc.	106,873	2,589,533
Tutor Perini Corp. *	166,687	2,176,932
Univar, Inc. *	155,900	3,448,508
Universal Forest Products, Inc.	117,486	4,749,959
Vectrus, Inc. *	12,390	501,052
Veritiv Corp. *	74,657	1,300,525
Wabash National Corp.	161,229	2,552,255
Watts Water Technologies, Inc., Class A	21,010	1,950,358
Welbilt, Inc. *	85,531	1,404,419
Woodward, Inc.	38,055	4,263,682
		209,423,315

Commercial & Professional Services 5.2%
ACCO Brands Corp.	209,076	2,044,763
Advanced Disposal Services, Inc. *	54,369	1,759,925
ASGN, Inc. *	39,633	2,498,861
Brady Corp., Class A	39,682	2,052,750
CBIZ, Inc. *	43,523	1,017,133
Cimpress N.V. *	10,421	1,005,105
Clean Harbors, Inc. *	51,913	4,039,351
Copart, Inc. *	59,574	4,618,772
CoStar Group, Inc. *	3,391	2,086,821
Covanta Holding Corp.	156,248	2,690,591
Deluxe Corp.	82,689	3,689,583
Exponent, Inc.	17,307	1,190,722
FTI Consulting, Inc. *	34,941	3,649,587
Healthcare Services Group, Inc.	58,139	1,390,104
Herman Miller, Inc.	74,915	3,396,646
HNI Corp.	71,600	2,451,584
Huron Consulting Group, Inc. *	25,063	1,528,091
ICF International, Inc.	17,892	1,524,219
InnerWorkings, Inc. *	88,557	324,119
Insperity, Inc.	10,804	1,149,005
Interface, Inc.	81,222	1,125,737
Kelly Services, Inc., Class A	161,628	4,498,107
Kforce, Inc.	37,508	1,278,648
Knoll, Inc.	63,729	1,545,428
Korn Ferry	40,111	1,575,560
Matthews International Corp., Class A	35,160	1,200,714
McGrath RentCorp	22,786	1,551,954
Mobile Mini, Inc.	34,336	1,166,051
MSA Safety, Inc.	16,840	1,774,094
Navigant Consulting, Inc.	54,512	1,327,912
Quad Graphics, Inc.	133,209	1,506,594
Resources Connection, Inc.	34,768	611,917
Rollins, Inc.	41,008	1,374,998

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RR Donnelley & Sons Co.	592,076	1,195,994
SP Plus Corp. *	35,784	1,235,622
Steelcase, Inc., Class A	175,841	2,973,471
Stericycle, Inc. *	77,106	3,543,792
Team, Inc. *	56,838	941,237
Tetra Tech, Inc.	45,565	3,608,748
The Brink’s Co.	29,597	2,668,466
TransUnion	42,414	3,511,455
TrueBlue, Inc. *	87,525	1,730,369
UniFirst Corp.	15,407	3,033,176
US Ecology, Inc.	6,667	424,221
Viad Corp.	24,081	1,664,960
		91,176,957

Consumer Durables & Apparel 3.8%
Acushnet Holdings Corp.	18,942	484,158
American Outdoor Brands Corp. *	132,354	1,275,893
Beazer Homes USA, Inc. *	45,445	532,615
Callaway Golf Co.	69,291	1,270,797
Cavco Industries, Inc. *	5,277	935,876
Columbia Sportswear Co.	19,151	2,029,623
Crocs, Inc. *	41,933	958,169
Deckers Outdoor Corp. *	28,908	4,517,742
Ethan Allen Interiors, Inc.	61,052	1,256,450
G-III Apparel Group Ltd. *	71,952	2,062,144
Helen of Troy Ltd. *	22,512	3,338,079
iRobot Corp. *	11,346	829,393
KB Home	89,812	2,359,361
La-Z-Boy, Inc.	84,769	2,796,529
M.D.C. Holdings, Inc.	68,899	2,490,010
M/I Homes, Inc. *	48,223	1,705,648
Meritage Homes Corp. *	60,257	3,784,742
Movado Group, Inc.	24,617	648,166
Oxford Industries, Inc.	19,661	1,438,989
Skechers U.S.A., Inc., Class A *	126,105	4,784,424
Steven Madden Ltd.	100,899	3,482,024
Sturm, Ruger & Co., Inc.	30,085	1,699,803
Taylor Morrison Home Corp. *	186,456	4,198,989
Tempur Sealy International, Inc. *	42,256	3,389,776
TopBuild Corp. *	36,410	2,953,943
TRI Pointe Group, Inc. *	177,610	2,431,481
Tupperware Brands Corp.	132,987	2,036,031
Unifi, Inc. *	36,685	686,376
Universal Electronics, Inc. *	25,385	1,086,986
Vista Outdoor, Inc. *	252,415	1,817,388
William Lyon Homes, Class A *	28,333	556,460
Wolverine World Wide, Inc.	82,907	2,250,925
		66,088,990

Consumer Services 5.5%
Adtalem Global Education, Inc. *	77,974	3,693,628
American Public Education, Inc. *	27,974	923,701
Arcos Dorados Holdings, Inc., Class A	115,873	921,190
BJ’s Restaurants, Inc.	27,513	1,092,266
Bloomin’ Brands, Inc.	141,459	2,409,047
Boyd Gaming Corp.	67,294	1,782,618
Bright Horizons Family Solutions, Inc. *	19,944	3,032,884
Brinker International, Inc.	95,336	3,799,140
Caesars Entertainment Corp. *	117,151	1,387,068
Career Education Corp. *	61,672	1,169,301
Choice Hotels International, Inc.	17,079	1,465,549
Churchill Downs, Inc.	20,163	2,412,503
Cracker Barrel Old Country Store, Inc.	19,439	3,376,749
Dave & Buster’s Entertainment, Inc.	24,807	1,008,405
Denny’s Corp. *	21,532	486,408
Dine Brands Global, Inc.	17,519	1,438,135
Dunkin’ Brands Group, Inc.	42,692	3,422,191
Security	Number of Shares	Value ($)
Eldorado Resorts, Inc. *	8,363	377,339
Extended Stay America, Inc.	205,717	3,439,588
frontdoor, Inc. *	28,752	1,312,241
Graham Holdings Co., Class B	5,330	3,958,751
Grand Canyon Education, Inc. *	16,689	1,815,262
Hilton Grand Vacations, Inc. *	55,982	1,830,611
Houghton Mifflin Harcourt Co. *	262,643	1,536,461
Hyatt Hotels Corp., Class A	46,422	3,590,742
International Game Technology plc	234,363	3,128,746
International Speedway Corp., Class A	22,286	1,004,653
Jack in the Box, Inc.	38,801	2,787,076
K12, Inc. *	61,835	1,845,775
Laureate Education, Inc., Class A *	78,740	1,290,549
Marriott Vacations Worldwide Corp.	36,988	3,781,283
Papa John’s International, Inc.	8,727	387,653
Penn National Gaming, Inc. *	124,284	2,426,024
Red Rock Resorts, Inc., Class A	55,865	1,164,227
Regis Corp. *	90,949	1,664,367
Scientific Games Corp., Class A *	28,433	581,455
SeaWorld Entertainment, Inc. *	57,469	1,756,827
ServiceMaster Global Holdings, Inc. *	39,271	2,090,395
Sotheby’s *	49,687	2,966,811
Strategic Education, Inc.	11,831	2,105,800
Texas Roadhouse, Inc.	47,340	2,614,588
The Cheesecake Factory, Inc.	73,406	3,162,330
Vail Resorts, Inc.	12,988	3,201,802
Weight Watchers International, Inc. *	41,463	897,674
Wyndham Hotels & Resorts, Inc.	93,190	5,269,894
		95,809,707

Diversified Financials 4.4%
Apollo Commercial Real Estate Finance, Inc.	25,404	478,103
Artisan Partners Asset Management, Inc., Class A	35,885	1,061,837
AXA Equitable Holdings, Inc.	76,607	1,722,125
BGC Partners, Inc., Class A	214,792	1,183,504
Blackstone Mortgage Trust, Inc., Class A	25,426	903,132
Cannae Holdings, Inc. *	130,595	3,780,725
Capstead Mortgage Corp.	135,444	1,141,793
Cboe Global Markets, Inc.	34,694	3,792,401
Chimera Investment Corp.	199,005	3,836,816
Cohen & Steers, Inc.	19,072	998,801
Credit Acceptance Corp. *	4,776	2,283,071
Donnelley Financial Solutions, Inc. *	72,966	994,527
E*TRADE Financial Corp.	77,786	3,795,179
Eaton Vance Corp.	92,170	4,101,565
Encore Capital Group, Inc. *	26,419	950,556
Enova International, Inc. *	41,076	1,106,998
Evercore, Inc., Class A	33,412	2,885,794
Federated Investors, Inc., Class B	123,408	4,288,428
FGL Holdings	49,372	402,382
FirstCash, Inc.	19,280	1,940,339
Green Dot Corp., Class A *	13,504	684,518
Greenhill & Co., Inc.	53,545	888,847
Houlihan Lokey, Inc.	8,842	406,732
Invesco Mortgage Capital, Inc.	115,895	1,909,950
Ladder Capital Corp.	61,471	1,034,557
MarketAxess Holdings, Inc.	6,423	2,164,808
MFA Financial, Inc.	330,650	2,374,067
Moelis & Co., Class A	13,087	476,890
Morningstar, Inc.	9,331	1,418,125
Nelnet, Inc., Class A	25,261	1,580,328
New York Mortgage Trust, Inc.	186,560	1,139,882
OneMain Holdings, Inc.	96,843	4,014,142
PennyMac Mortgage Investment Trust	88,037	1,939,455
Piper Jaffray Cos.	12,806	989,904
PRA Group, Inc. *	62,317	1,939,928

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Redwood Trust, Inc.	84,452	1,428,928
SLM Corp.	472,135	4,301,150
Stifel Financial Corp.	31,449	1,880,965
Two Harbors Investment Corp.	206,587	2,780,661
WisdomTree Investments, Inc.	67,219	416,758
World Acceptance Corp. *	13,080	1,657,628
		77,076,299

Energy 4.2%
Apergy Corp. *	31,114	1,012,138
Arch Coal, Inc., Class A	12,323	1,098,719
Archrock, Inc.	172,053	1,889,142
Basic Energy Services, Inc. *	153,831	273,819
Cheniere Energy, Inc. *	6,301	410,510
Chesapeake Energy Corp. *(a)	569,215	1,030,279
Cimarex Energy Co.	38,759	1,963,919
CNX Resources Corp. *	317,368	2,608,765
CONSOL Energy, Inc. *	27,430	589,471
Continental Resources, Inc. *	42,663	1,585,784
Core Laboratories N.V.	29,462	1,478,109
Cosan Ltd., Class A *	343,943	5,045,644
CVR Energy, Inc.	40,658	2,157,720
Delek US Holdings, Inc.	73,380	3,161,210
Denbury Resources, Inc. *	363,177	410,390
Diamond Offshore Drilling, Inc. *(a)	319,134	2,884,971
Diamondback Energy, Inc.	8,016	829,095
Dril-Quip, Inc. *	62,940	3,311,903
EQT Corp.	168,132	2,540,475
Equitrans Midstream Corp.	116,510	1,932,901
Exterran Corp. *	75,189	1,026,330
Frank’s International N.V. *	133,032	758,282
Green Plains, Inc.	174,783	1,763,560
Helix Energy Solutions Group, Inc. *	157,587	1,380,462
International Seaways, Inc. *	46,462	790,319
Kosmos Energy Ltd.	143,488	862,363
Matrix Service Co. *	63,315	1,163,097
McDermott International, Inc. *	342,862	2,201,174
Newpark Resources, Inc. *	151,506	1,155,991
Oasis Petroleum, Inc. *	411,283	2,002,948
Oil States International, Inc. *	153,996	2,297,620
Par Pacific Holdings, Inc. *	23,400	539,604
Parsley Energy, Inc., Class A *	48,688	807,734
PDC Energy, Inc. *	43,387	1,246,508
Peabody Energy Corp.	64,034	1,348,556
Renewable Energy Group, Inc. *	73,540	999,409
REX American Resources Corp. *	13,664	1,019,334
RPC, Inc.	106,591	658,732
SandRidge Energy, Inc. *	56,004	378,027
Scorpio Tankers, Inc.	57,632	1,510,535
SEACOR Holdings, Inc. *	25,528	1,216,154
SemGroup Corp., Class A	129,777	1,644,275
Ship Finance International Ltd.	107,935	1,419,345
Superior Energy Services, Inc. *	901,213	817,580
Tidewater, Inc. *	60,782	1,397,378
Unit Corp. *	74,668	485,342
US Silica Holdings, Inc.	105,014	1,455,494
Whiting Petroleum Corp. *	113,803	2,012,037
WPX Energy, Inc. *	250,863	2,619,010
		73,192,164

Food & Staples Retailing 0.6%
BJ’s Wholesale Club Holdings, Inc. *	28,396	669,010
Ingles Markets, Inc., Class A	67,651	2,129,653
PriceSmart, Inc.	38,991	2,378,451
Sprouts Farmers Market, Inc. *	151,213	2,560,036
Security	Number of Shares	Value ($)
The Andersons, Inc.	86,462	2,321,505
Weis Markets, Inc.	33,428	1,218,450
		11,277,105

Food, Beverage & Tobacco 2.6%
Adecoagro S.A. *	163,411	1,103,024
B&G Foods, Inc. (a)	75,251	1,375,588
Cal-Maine Foods, Inc.	47,675	1,896,035
Calavo Growers, Inc.	11,069	978,942
Coca-Cola Consolidated, Inc.	1,378	404,484
Darling Ingredients, Inc. *	186,320	3,787,886
Fresh Del Monte Produce, Inc.	117,985	3,578,485
J&J Snack Foods Corp.	10,997	2,043,682
John B. Sanfilippo & Son, Inc.	13,552	1,177,804
Keurig Dr Pepper, Inc.	38,586	1,085,810
Lamb Weston Holdings, Inc.	42,784	2,871,662
Lancaster Colony Corp.	13,727	2,138,941
Nomad Foods Ltd. *	128,769	2,867,686
Pilgrim’s Pride Corp. *	112,978	3,057,185
Post Holdings, Inc. *	29,666	3,180,789
Pyxus International, Inc. *(a)	24,095	343,836
The Boston Beer Co., Inc., Class A *	5,253	2,060,857
The Hain Celestial Group, Inc. *	109,255	2,378,481
TreeHouse Foods, Inc. *	64,019	3,798,887
Universal Corp.	67,003	3,986,679
Vector Group Ltd.	149,556	1,727,372
		45,844,115

Health Care Equipment & Services 3.6%
ABIOMED, Inc. *	1,277	355,721
Acadia Healthcare Co., Inc. *	66,256	2,116,217
Align Technology, Inc. *	8,678	1,814,396
Allscripts Healthcare Solutions, Inc. *	137,713	1,418,444
Amedisys, Inc. *	9,619	1,326,364
AMN Healthcare Services, Inc. *	27,439	1,464,694
Avanos Medical, Inc. *	30,919	1,259,022
Brookdale Senior Living, Inc. *	443,713	3,456,524
Cantel Medical Corp.	11,809	1,089,735
Chemed Corp.	9,609	3,895,393
Community Health Systems, Inc. *	1,370,800	2,810,140
CONMED Corp.	14,918	1,303,087
Diplomat Pharmacy, Inc. *	188,221	991,925
Globus Medical, Inc., Class A *	23,503	1,071,267
Haemonetics Corp. *	14,106	1,722,060
Hill-Rom Holdings, Inc.	29,691	3,166,248
HMS Holdings Corp. *	33,665	1,174,908
ICU Medical, Inc. *	1,701	432,802
IDEXX Laboratories, Inc. *	8,455	2,384,733
Integer Holdings Corp. *	11,929	1,044,145
Integra LifeSciences Holdings Corp. *	17,419	1,104,190
Invacare Corp.	124,638	666,813
LHC Group, Inc. *	10,014	1,267,572
LivaNova plc *	11,105	855,640
Masimo Corp. *	14,635	2,310,135
Merit Medical Systems, Inc. *	7,474	294,924
Neogen Corp. *	6,376	455,246
NextGen Healthcare, Inc. *	44,944	735,284
NuVasive, Inc. *	21,623	1,440,092
Orthofix Medical, Inc. *	6,326	338,125
Premier, Inc., Class A *	26,269	1,017,924
Select Medical Holdings Corp. *	163,106	2,730,394
Teleflex, Inc.	13,231	4,495,100
The Ensign Group, Inc.	27,826	1,676,795
The Providence Service Corp. *	14,746	821,942
Tivity Health, Inc. *	44,886	783,261
Triple-S Management Corp., Class B *	100,460	2,409,020
Varex Imaging Corp. *	43,120	1,370,785

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Veeva Systems, Inc., Class A *	3,062	507,986
West Pharmaceutical Services, Inc.	26,622	3,654,402
		63,233,455

Household & Personal Products 0.9%
Avon Products, Inc. *	1,344,649	5,714,759
Central Garden & Pet Co., Class A *	41,187	1,134,702
Edgewell Personal Care Co. *	80,193	2,440,273
Energizer Holdings, Inc.	29,065	1,223,055
Spectrum Brands Holdings, Inc.	53,219	2,666,804
USANA Health Sciences, Inc. *	10,765	732,558
WD-40 Co.	5,759	1,045,604
		14,957,755

Insurance 2.7%
Ambac Financial Group, Inc. *	84,843	1,545,839
American Equity Investment Life Holding Co.	114,228	2,947,082
American National Insurance Co.	7,242	876,427
AMERISAFE, Inc.	14,714	957,293
Argo Group International Holdings Ltd.	29,309	2,005,908
Brighthouse Financial, Inc. *	71,177	2,788,003
Brown & Brown, Inc.	122,629	4,406,060
CNA Financial Corp.	32,724	1,567,152
Employers Holdings, Inc.	20,813	913,691
Enstar Group Ltd. *	5,222	925,077
Horace Mann Educators Corp.	30,934	1,343,773
James River Group Holdings Ltd.	36,626	1,751,821
Kemper Corp.	38,986	3,431,548
MBIA, Inc. *	320,128	2,986,794
Mercury General Corp.	33,580	1,904,322
National General Holdings Corp.	40,022	989,744
Primerica, Inc.	34,059	4,178,699
ProAssurance Corp.	87,626	3,425,300
RLI Corp.	12,061	1,087,058
Safety Insurance Group, Inc.	12,701	1,253,081
Selective Insurance Group, Inc.	31,873	2,396,850
Stewart Information Services Corp.	47,490	1,796,547
United Fire Group, Inc.	15,589	814,837
Universal Insurance Holdings, Inc.	29,118	722,418
		47,015,324

Materials 6.6%
AdvanSix, Inc. *	54,455	1,396,226
AK Steel Holding Corp. *	565,504	1,594,721
Allegheny Technologies, Inc. *	107,409	2,338,294
Axalta Coating Systems Ltd. *	138,616	4,107,192
Balchem Corp.	11,291	1,158,908
Boise Cascade Co.	111,088	2,999,376
Cabot Corp.	85,492	3,823,202
Carpenter Technology Corp.	67,050	3,017,921
Century Aluminum Co. *	116,069	834,536
Clearwater Paper Corp. *	91,591	1,797,931
Cleveland-Cliffs, Inc.	313,601	3,342,987
Compass Minerals International, Inc.	48,217	2,692,919
Constellium SE *	98,330	1,180,943
Eagle Materials, Inc.	31,136	2,577,438
Element Solutions, Inc. *	189,093	1,894,712
Ferro Corp. *	29,630	436,450
GCP Applied Technologies, Inc. *	48,679	1,072,398
Greif, Inc., Class A	58,606	2,048,866
H.B. Fuller Co.	53,824	2,573,325
Hecla Mining Co.	495,853	917,328
Ingevity Corp. *	14,996	1,477,706
Innophos Holdings, Inc.	57,345	1,558,064
Innospec, Inc.	22,436	2,095,074
Security	Number of Shares	Value ($)
Kaiser Aluminum Corp.	23,166	2,230,191
Kraton Corp. *	38,633	1,184,874
Louisiana-Pacific Corp.	117,582	3,073,594
Materion Corp.	28,879	1,794,252
Mercer International, Inc.	26,073	339,731
Minerals Technologies, Inc.	37,624	2,003,478
Myers Industries, Inc.	21,875	353,719
Neenah, Inc.	19,450	1,278,060
NewMarket Corp.	7,989	3,368,242
Nexa Resources S.A.	89,769	739,697
PolyOne Corp.	126,956	4,160,348
Quaker Chemical Corp.	6,350	1,189,927
Rayonier Advanced Materials, Inc.	103,370	480,671
Resolute Forest Products, Inc.	145,366	886,733
Royal Gold, Inc.	18,400	2,105,880
Schnitzer Steel Industries, Inc., Class A	90,889	2,420,374
Schweitzer-Mauduit International, Inc.	50,294	1,731,622
Sensient Technologies Corp.	48,895	3,333,172
Silgan Holdings, Inc.	122,344	3,677,661
Southern Copper Corp.	76,975	2,754,935
Stepan Co.	25,058	2,484,501
Summit Materials, Inc., Class A *	99,319	1,831,442
SunCoke Energy, Inc. *	132,065	1,002,373
The Chemours Co.	124,609	2,376,294
The Scotts Miracle-Gro Co.	40,372	4,528,931
Trinseo S.A.	69,031	2,679,093
Tronox Holdings plc, Class A *	199,647	2,208,096
US Concrete, Inc. *	9,140	430,403
Valvoline, Inc.	93,054	1,878,760
Verso Corp., Class A *	43,062	696,743
W.R. Grace & Co.	45,694	3,098,510
Warrior Met Coal, Inc.	49,953	1,235,837
Westlake Chemical Corp.	35,091	2,371,099
Worthington Industries, Inc.	73,220	2,944,908
		115,810,668

Media & Entertainment 3.5%
AMC Entertainment Holdings, Inc., Class A (a)	117,970	1,395,585
AMC Networks, Inc., Class A *	49,255	2,629,232
Cable One, Inc.	1,628	1,980,950
Cars.com, Inc. *	77,557	1,473,583
Gannett Co., Inc.	376,606	3,860,211
Gray Television, Inc. *	55,045	977,049
John Wiley & Sons, Inc., Class A	52,550	2,391,550
Liberty Latin America Ltd., Class A *	24,469	401,047
Liberty Latin America Ltd., Class C *	64,399	1,056,144
Liberty Media Corp. — Liberty Formula One, Class A *	3,491	130,843
Liberty Media Corp. — Liberty Formula One, Class C *	27,515	1,083,541
Liberty TripAdvisor Holdings, Inc., Class A *	72,662	839,246
Lions Gate Entertainment Corp., Class A	22,969	296,530
Lions Gate Entertainment Corp., Class B	45,557	555,340
Live Nation Entertainment, Inc. *	50,623	3,647,893
Meredith Corp.	44,335	2,432,218
MSG Networks, Inc., Class A *	18,387	349,169
National CineMedia, Inc.	183,698	1,307,930
New Media Investment Group, Inc.	121,623	1,309,880
Nexstar Media Group, Inc., Class A	19,350	1,969,250
Scholastic Corp.	53,636	1,832,742
Sinclair Broadcast Group, Inc., Class A	82,738	4,157,584
Sirius XM Holdings, Inc.	474,371	2,969,562
Take-Two Interactive Software, Inc. *	25,326	3,102,942
TEGNA, Inc.	336,972	5,118,605
The Madison Square Garden Co., Class A *	5,959	1,728,348
The New York Times Co., Class A	58,089	2,072,616
TripAdvisor, Inc. *	44,507	1,964,984

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Twitter, Inc. *	52,335	2,214,294
Yandex N.V., Class A *	90,965	3,567,647
Yelp, Inc. *	14,524	509,066
Zynga, Inc., Class A *	357,701	2,282,132
		61,607,713

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Alkermes plc *	14,161	327,969
Bio-Rad Laboratories, Inc., Class A *	9,116	2,870,628
Bio-Techne Corp.	9,178	1,928,757
BioMarin Pharmaceutical, Inc. *	9,694	768,928
Bruker Corp.	45,784	2,190,764
Cambrex Corp. *	20,257	887,257
Catalent, Inc. *	54,416	3,073,960
Charles River Laboratories International, Inc. *	18,918	2,545,228
Emergent BioSolutions, Inc. *	9,235	407,633
ICON plc *	25,774	4,025,126
Incyte Corp. *	4,333	367,958
Jazz Pharmaceuticals plc *	26,471	3,689,528
Myriad Genetics, Inc. *	82,541	2,405,245
PDL BioPharma, Inc. *	696,413	2,005,669
PerkinElmer, Inc.	44,672	3,847,153
PRA Health Sciences, Inc. *	12,699	1,268,757
Prestige Consumer Healthcare, Inc. *	41,039	1,419,949
Syneos Health, Inc. *	12,264	626,568
Taro Pharmaceutical Industries Ltd.	11,503	929,097
Vertex Pharmaceuticals, Inc. *	3,187	531,018
		36,117,192

Real Estate 10.4%
Acadia Realty Trust	34,849	978,211
Alexander & Baldwin, Inc.	59,768	1,405,146
Altisource Portfolio Solutions S.A. *	37,838	794,598
American Assets Trust, Inc.	10,302	478,013
American Campus Communities, Inc.	81,870	3,827,423
American Homes 4 Rent, Class A	64,371	1,558,422
Apartment Investment & Management Co., Class A	84,503	4,186,279
Apple Hospitality REIT, Inc.	225,087	3,536,117
Brandywine Realty Trust	162,115	2,391,196
Brookfield Property REIT, Inc., Class A	50,995	984,713
Chatham Lodging Trust	21,749	388,437
Chesapeake Lodging Trust	55,305	1,519,228
Colony Capital, Inc.	411,234	2,323,472
Columbia Property Trust, Inc.	126,723	2,779,035
CorePoint Lodging, Inc.	73,226	858,941
CoreSite Realty Corp.	4,581	480,135
Corporate Office Properties Trust	81,886	2,286,257
Cousins Properties, Inc.	60,094	2,114,107
CubeSmart	68,353	2,320,584
CyrusOne, Inc.	26,057	1,495,672
DiamondRock Hospitality Co.	233,729	2,353,651
Douglas Emmett, Inc.	67,727	2,764,616
EastGroup Properties, Inc.	11,561	1,392,869
Empire State Realty Trust, Inc., Class A	49,659	695,723
EPR Properties	30,666	2,282,470
Equity Commonwealth	65,183	2,188,845
Equity LifeStyle Properties, Inc.	27,061	3,362,329
Extra Space Storage, Inc.	37,734	4,240,924
Federal Realty Investment Trust	28,994	3,827,498
First Industrial Realty Trust, Inc.	45,019	1,719,276
Franklin Street Properties Corp.	165,849	1,336,743
Front Yard Residential Corp.	73,243	879,648
Gaming & Leisure Properties, Inc.	81,450	3,071,480
Global Net Lease, Inc.	21,177	413,375
Healthcare Realty Trust, Inc.	65,826	2,105,116
Security	Number of Shares	Value ($)
Healthcare Trust of America, Inc., Class A	78,643	2,117,856
Hersha Hospitality Trust	55,012	859,287
Highwoods Properties, Inc.	69,583	3,154,197
HomeBanc Corp. *(b)	6,875	—
Hudson Pacific Properties, Inc.	50,333	1,776,755
Investors Real Estate Trust	16,400	1,045,500
Invitation Homes, Inc.	56,120	1,541,616
iStar, Inc.	60,895	803,814
JBG SMITH Properties	14,365	562,102
Kennedy-Wilson Holdings, Inc.	55,515	1,194,683
Kilroy Realty Corp.	36,961	2,936,921
Kite Realty Group Trust	79,362	1,262,649
Lexington Realty Trust	214,829	2,120,362
Liberty Property Trust	86,416	4,519,557
Life Storage, Inc.	20,424	1,991,136
LTC Properties, Inc.	8,114	373,974
Mack-Cali Realty Corp.	98,590	2,344,470
Medical Properties Trust, Inc.	127,933	2,238,828
National Health Investors, Inc.	12,947	1,027,733
National Retail Properties, Inc.	50,878	2,657,867
Newmark Group, Inc., Class A	40,691	401,213
Office Properties Income Trust	46,796	1,318,243
Omega Healthcare Investors, Inc.	97,440	3,537,072
Paramount Group, Inc.	135,101	1,868,447
Pebblebrook Hotel Trust	100,048	2,800,344
Physicians Realty Trust	23,717	408,170
Piedmont Office Realty Trust, Inc., Class A	157,828	3,284,401
PotlatchDeltic Corp.	31,016	1,142,009
PS Business Parks, Inc.	8,495	1,486,625
QTS Realty Trust, Inc., Class A	23,236	1,075,362
Rayonier, Inc.	109,051	3,166,841
Regency Centers Corp.	45,255	3,018,509
Retail Opportunity Investments Corp.	51,753	938,799
Retail Properties of America, Inc., Class A	244,197	2,969,436
RLJ Lodging Trust	182,249	3,149,263
RPT Realty	81,197	994,663
Ryman Hospitality Properties, Inc.	28,740	2,155,500
Sabra Health Care REIT, Inc.	58,166	1,200,546
SBA Communications Corp. *	18,273	4,484,377
Seritage Growth Properties, Class A	19,560	817,021
SITE Centers Corp.	225,333	3,210,995
Spirit Realty Capital, Inc.	68,902	3,039,956
STAG Industrial, Inc.	34,550	1,026,826
STORE Capital Corp.	38,623	1,321,293
Summit Hotel Properties, Inc.	96,027	1,066,860
Sun Communities, Inc.	23,674	3,144,144
Sunstone Hotel Investors, Inc.	235,974	3,117,217
Tanger Factory Outlet Centers, Inc. (a)	93,027	1,477,269
Taubman Centers, Inc.	57,578	2,333,061
The GEO Group, Inc.	159,466	2,840,089
The Howard Hughes Corp. *	11,051	1,491,885
The St. Joe Co. *	22,985	442,231
Uniti Group, Inc.	228,578	1,924,627
Urban Edge Properties	64,376	1,077,010
Washington Prime Group, Inc. (a)	624,083	2,265,421
Washington Real Estate Investment Trust	56,836	1,531,730
Weingarten Realty Investors	88,382	2,466,742
Xenia Hotels & Resorts, Inc.	154,776	3,316,850
		181,180,903

Retailing 3.5%
Asbury Automotive Group, Inc. *	54,114	4,982,817
Ascena Retail Group, Inc. *	1,502,454	667,390
Barnes & Noble Education, Inc. *	330,148	1,155,518
Barnes & Noble, Inc.	370,742	2,417,238
Big 5 Sporting Goods Corp. (a)	287,489	612,352
Burlington Stores, Inc. *	15,213	2,749,750
Caleres, Inc.	97,141	1,824,308

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Citi Trends, Inc.	42,745	656,136
Conn’s, Inc. *	35,314	734,531
Five Below, Inc. *	11,183	1,313,555
Francesca’s Holdings Corp. *	49,246	154,140
Genesco, Inc. *	82,923	3,265,508
GNC Holdings, Inc., Class A *(a)	1,825,142	3,796,295
Groupon, Inc. *	599,152	1,887,329
GrubHub, Inc. *	5,965	403,413
Guess?, Inc.	151,170	2,547,214
Haverty Furniture Cos., Inc.	57,793	1,046,631
Hibbett Sports, Inc. *	107,143	1,971,431
Kirkland’s, Inc. *	55,347	94,643
MercadoLibre, Inc. *	1,347	837,053
Monro, Inc.	19,733	1,661,716
National Vision Holdings, Inc. *	15,184	479,663
Ollie’s Bargain Outlet Holdings, Inc. *	11,024	933,623
Overstock.com, Inc. *(a)	28,383	639,185
Party City Holdco, Inc. *	111,017	708,288
Pier 1 Imports, Inc. *(a)	84,869	326,746
Pool Corp.	18,416	3,487,438
Rent-A-Center, Inc. *	100,992	2,729,814
RH *	17,935	2,500,139
Shoe Carnival, Inc.	30,032	762,212
Shutterfly, Inc. *	36,804	1,865,595
Sleep Number Corp. *	49,973	2,457,172
Stamps.com, Inc. *	6,469	308,895
The Buckle, Inc.	112,640	2,292,224
The Cato Corp., Class A	108,793	1,563,355
The Children’s Place, Inc.	22,460	2,193,668
The Michaels Cos., Inc. *	161,497	1,109,484
Vitamin Shoppe, Inc. *	94,595	418,110
Zumiez, Inc. *	50,879	1,260,273
		60,814,852

Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc. *	22,230	1,298,232
Advanced Micro Devices, Inc. *	25,586	779,094
Amkor Technology, Inc. *	291,188	2,687,665
Brooks Automation, Inc.	30,873	1,197,872
Cabot Microelectronics Corp.	12,577	1,529,992
Cirrus Logic, Inc. *	72,536	3,557,891
Cree, Inc. *	79,744	4,958,482
Cypress Semiconductor Corp.	207,060	4,756,168
Diodes, Inc. *	30,618	1,304,327
Entegris, Inc.	53,503	2,327,916
Kulicke & Soffa Industries, Inc.	65,161	1,474,593
Mellanox Technologies Ltd. *	10,138	1,141,742
MKS Instruments, Inc.	28,260	2,405,774
Monolithic Power Systems, Inc.	6,541	969,115
Photronics, Inc. *	114,526	1,102,885
Power Integrations, Inc.	15,218	1,385,903
Rambus, Inc. *	36,375	453,232
Semtech Corp. *	19,061	1,007,755
Silicon Laboratories, Inc. *	16,506	1,852,138
Synaptics, Inc. *	62,010	1,995,482
Teradyne, Inc.	92,698	5,166,060
Versum Materials, Inc.	29,352	1,525,717
Xperi Corp.	69,466	1,483,099
		46,361,134

Software & Services 4.8%
ACI Worldwide, Inc. *	60,497	2,030,279
Aspen Technology, Inc. *	16,345	2,155,415
Black Knight, Inc. *	44,529	2,819,576
Blackbaud, Inc.	5,410	492,310
Cardtronics plc, Class A *	40,513	1,153,810
CommVault Systems, Inc. *	18,046	820,010
Security	Number of Shares	Value ($)
CoreLogic, Inc. *	83,487	3,804,503
CSG Systems International, Inc.	36,386	1,864,419
Ebix, Inc.	7,351	338,366
EPAM Systems, Inc. *	11,100	2,151,069
Euronet Worldwide, Inc. *	18,415	2,871,083
EVERTEC, Inc.	40,967	1,311,763
ExlService Holdings, Inc. *	18,579	1,278,049
Fair Isaac Corp. *	9,710	3,373,448
Fortinet, Inc. *	8,653	694,922
Gartner, Inc. *	23,395	3,259,625
Genpact Ltd.	132,815	5,270,099
GoDaddy, Inc., Class A *	5,973	438,299
InterXion Holding N.V. *	16,546	1,245,914
j2 Global, Inc.	27,707	2,468,417
KBR, Inc.	182,521	4,814,904
LiveRamp Holdings, Inc. *	31,025	1,634,707
LogMeIn, Inc.	6,680	507,480
Manhattan Associates, Inc. *	35,937	3,054,286
ManTech International Corp., Class A	35,568	2,446,367
MAXIMUS, Inc.	50,007	3,676,015
MicroStrategy, Inc., Class A *	6,401	875,209
Net 1 UEPS Technologies, Inc. *	108,478	439,336
NIC, Inc.	23,086	418,780
Nuance Communications, Inc. *	142,395	2,369,453
Perficient, Inc. *	30,039	1,026,433
Presidio, Inc.	30,423	425,922
Progress Software Corp.	44,370	1,920,777
PTC, Inc. *	23,455	1,589,780
Science Applications International Corp.	41,916	3,578,369
SS&C Technologies Holdings, Inc.	39,191	1,879,208
Sykes Enterprises, Inc. *	65,984	1,866,687
TiVo Corp.	138,301	1,048,322
Tyler Technologies, Inc. *	5,589	1,304,193
Unisys Corp. *	92,793	1,149,705
Verint Systems, Inc. *	28,609	1,655,603
Virtusa Corp. *	7,676	342,964
VMware, Inc., Class A	20,047	3,498,001
WEX, Inc. *	10,739	2,341,854
		83,705,731

Technology Hardware & Equipment 4.5%
ADTRAN, Inc.	121,308	1,347,732
Arista Networks, Inc. *	4,906	1,341,546
AVX Corp.	54,536	830,583
Badger Meter, Inc.	7,232	386,840
Belden, Inc.	47,403	2,154,940
Benchmark Electronics, Inc.	146,871	3,974,329
Ciena Corp. *	59,963	2,711,527
Cognex Corp.	36,996	1,628,194
Coherent, Inc. *	13,737	1,907,382
Comtech Telecommunications Corp.	40,034	1,191,412
Cray, Inc. *	34,529	1,196,085
CTS Corp.	12,549	395,544
Dolby Laboratories, Inc., Class A	31,962	2,176,612
EchoStar Corp., Class A *	62,275	2,834,758
ePlus, Inc. *	17,487	1,327,263
Fabrinet *	24,458	1,312,905
Finisar Corp. *	91,954	2,163,678
Fitbit, Inc., Class A *	218,721	918,628
II-VI, Inc. *	35,881	1,424,476
Insight Enterprises, Inc. *	80,382	4,422,618
InterDigital, Inc.	32,068	2,066,141
IPG Photonics Corp. *	13,611	1,783,177
Itron, Inc. *	28,858	1,789,196
KEMET Corp.	22,013	442,902
Knowles Corp. *	112,255	2,284,389
Littelfuse, Inc.	9,547	1,613,061
Lumentum Holdings, Inc. *	24,076	1,363,424

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Methode Electronics, Inc.	55,260	1,655,037
MTS Systems Corp.	17,504	1,008,580
National Instruments Corp.	58,155	2,428,553
NETGEAR, Inc. *	37,435	1,267,175
NetScout Systems, Inc. *	98,219	2,557,623
OSI Systems, Inc. *	16,758	1,886,280
PC Connection, Inc.	18,298	598,528
Plantronics, Inc.	37,298	1,432,243
Plexus Corp. *	50,496	3,015,116
Rogers Corp. *	8,448	1,340,360
ScanSource, Inc. *	89,565	3,040,732
Stratasys Ltd. *	16,639	464,062
TTM Technologies, Inc. *	153,117	1,601,604
ViaSat, Inc. *	29,822	2,433,177
Viavi Solutions, Inc. *	80,171	1,176,109
Vishay Intertechnology, Inc.	177,955	3,025,235
Zebra Technologies Corp., Class A *	11,305	2,384,111
		78,303,867

Telecommunication Services 0.7%
ATN International, Inc.	5,381	302,789
Cogent Communications Holdings, Inc.	20,515	1,292,650
Consolidated Communications Holdings, Inc.	233,385	1,099,243
GCI Liberty, Inc., Class A *	22,873	1,366,204
Intelsat S.A. *	72,633	1,644,411
Iridium Communications, Inc. *	42,034	1,069,345
Shenandoah Telecommunications Co.	19,396	763,427
United States Cellular Corp. *	22,889	1,096,154
Vonage Holdings Corp. *	119,271	1,478,961
Zayo Group Holdings, Inc. *	85,660	2,889,312
		13,002,496

Transportation 2.8%
Air Transport Services Group, Inc. *	56,361	1,313,775
Alaska Air Group, Inc.	96,549	6,117,345
Allegiant Travel Co.	12,191	1,826,821
AMERCO	6,577	2,545,299
ArcBest Corp.	73,678	2,205,182
Copa Holdings S.A., Class A	32,036	3,238,840
Costamare, Inc.	162,029	977,035
Daseke, Inc. *	215,723	798,175
Echo Global Logistics, Inc. *	47,924	1,009,279
Forward Air Corp.	26,336	1,659,168
Genesee & Wyoming, Inc., Class A *	39,578	4,346,060
Hawaiian Holdings, Inc.	50,130	1,302,879
Heartland Express, Inc.	53,344	1,058,345
Hub Group, Inc., Class A *	80,019	3,628,862
JetBlue Airways Corp. *	330,345	6,352,534
Marten Transport Ltd.	50,678	1,017,107
Saia, Inc. *	27,747	2,117,096
Schneider National, Inc., Class B	62,993	1,215,765
Seaspan Corp. (a)	156,037	1,583,776
Spirit Airlines, Inc. *	42,591	1,807,136
Werner Enterprises, Inc.	76,346	2,530,870
YRC Worldwide, Inc. *	164,060	534,836
		49,186,185

Utilities 3.7%
ALLETE, Inc.	38,639	3,359,661
American States Water Co.	20,080	1,555,598
Aqua America, Inc.	85,258	3,576,573
Atlantica Yield plc	36,576	848,197
Avangrid, Inc.	35,668	1,803,017
Avista Corp.	71,676	3,299,246
Black Hills Corp.	41,159	3,257,735
Security	Number of Shares	Value ($)
California Water Service Group	26,759	1,428,663
Chesapeake Utilities Corp.	9,560	893,478
Clearway Energy, Inc., Class A	11,298	193,987
Clearway Energy, Inc., Class C	23,738	427,759
El Paso Electric Co.	37,728	2,499,857
Hawaiian Electric Industries, Inc.	107,048	4,795,750
IDACORP, Inc.	33,258	3,394,311
MGE Energy, Inc.	22,165	1,643,535
National Fuel Gas Co.	63,847	3,048,056
New Jersey Resources Corp.	65,487	3,265,837
Northwest Natural Holding Co.	24,225	1,730,149
NorthWestern Corp.	43,167	3,018,237
ONE Gas, Inc.	36,379	3,317,037
Ormat Technologies, Inc.	21,705	1,422,763
Otter Tail Corp.	31,499	1,681,417
Pattern Energy Group, Inc., Class A	60,765	1,393,341
PNM Resources, Inc.	76,782	3,813,762
South Jersey Industries, Inc.	62,506	2,128,329
Southwest Gas Holdings, Inc.	47,422	4,216,290
Spire, Inc.	33,141	2,731,150
Unitil Corp.	7,086	415,027
		65,158,762
Total Common Stock
(Cost $1,385,826,388)		1,738,496,477

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	38,533	16,685
Total Rights
(Cost $16,685)		16,685

Other Investment Companies 1.0% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26% (c)	4,295,900	4,295,900

Securities Lending Collateral 0.8%
Wells Fargo Government Money Market Fund, Select Class 2.26% (c)	13,854,510	13,854,510
Total Other Investment Companies
(Cost $18,150,410)		18,150,410

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/20/19	144	11,352,240	23,826
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,326,954.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,557,315,574	$—	$—	$1,557,315,574
Real Estate	181,180,903	—	—*	181,180,903
Rights[1]
Materials	—	—	16,685	16,685
Other Investment Companies[1]	18,150,410	—	—	18,150,410
Futures Contracts[2]	23,826	—	—	23,826
Total	$1,756,670,713	$—	$16,685	$1,756,687,398
*	Level 3 amount shown includes securities determined to have no value at July 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.1%
AGL Energy Ltd.	67,820	971,945
Amcor plc	113,529	1,201,282
AMP Ltd.	863,592	1,050,469
APA Group	62,879	473,602
Aurizon Holdings Ltd.	258,036	1,012,974
Australia & New Zealand Banking Group Ltd.	290,329	5,517,609
Bendigo & Adelaide Bank Ltd.	47,159	369,159
BGP Holdings plc *(a)	453,854	621
BHP Group Ltd.	306,941	8,450,287
BlueScope Steel Ltd.	64,864	572,499
Boral Ltd.	106,813	374,338
Brambles Ltd.	110,937	992,322
Caltex Australia Ltd.	72,931	1,341,423
CIMIC Group Ltd.	9,810	244,872
Coca-Cola Amatil Ltd.	60,254	436,098
Coles Group Ltd. *	114,750	1,114,128
Commonwealth Bank of Australia	143,600	8,059,059
Crown Resorts Ltd.	39,073	315,920
CSL Ltd.	11,309	1,764,683
Downer EDI Ltd.	104,122	511,551
Fortescue Metals Group Ltd.	254,126	1,430,782
Goodman Group	41,738	422,118
GrainCorp Ltd., Class A	49,252	288,568
Incitec Pivot Ltd.	172,342	409,181
Insurance Australia Group Ltd.	193,929	1,142,191
LendLease Group	80,008	793,012
Macquarie Group Ltd.	16,820	1,472,069
Medibank Pvt Ltd.	264,153	651,185
Metcash Ltd.	350,226	673,085
Mirvac Group	260,597	572,610
National Australia Bank Ltd.	291,785	5,682,740
Newcrest Mining Ltd.	24,893	600,798
Oil Search Ltd.	28,010	135,635
Orica Ltd.	45,909	683,959
Origin Energy Ltd.	216,627	1,172,202
QBE Insurance Group Ltd.	136,584	1,164,024
Ramsay Health Care Ltd.	7,113	353,422
Rio Tinto Ltd.	37,015	2,477,316
Scentre Group	256,687	699,248
Sims Metal Management Ltd.	26,740	197,955
Sonic Healthcare Ltd.	30,373	581,306
South32 Ltd.	182,899	389,165
Stockland	197,095	615,262
Suncorp Group Ltd.	169,848	1,565,451
Tabcorp Holdings Ltd.	101,946	312,739
Telstra Corp., Ltd.	896,629	2,431,050
Transurban Group	56,489	598,698
Viva Energy Group Ltd.	150,761	246,473
Wesfarmers Ltd.	173,188	4,637,981
Westpac Banking Corp.	350,431	6,875,424
Woodside Petroleum Ltd.	83,140	1,960,522
Security	Number of Shares	Value ($)
Woolworths Group Ltd.	197,908	4,825,065
WorleyParsons Ltd.	36,972	405,123
		81,241,200

Austria 0.3%
ANDRITZ AG	6,039	215,097
Erste Group Bank AG *	27,137	974,020
OMV AG	24,744	1,238,116
Raiffeisen Bank International AG	16,369	383,879
voestalpine AG	25,517	673,633
Wienerberger AG	11,748	268,537
		3,753,282

Belgium 0.9%
Ageas	23,419	1,257,283
Anheuser-Busch InBev S.A./N.V.	55,738	5,603,708
Colruyt S.A.	6,468	337,023
Groupe Bruxelles Lambert S.A.	8,238	776,635
KBC Group N.V.	22,728	1,461,360
Proximus	22,939	654,033
Solvay S.A.	8,718	892,679
UCB S.A.	5,440	424,192
Umicore S.A.	17,514	548,251
		11,955,164

Canada 6.7%
Agnico-Eagle Mines Ltd.	11,195	584,858
Air Canada *	9,500	326,864
Alimentation Couche-Tard, Inc., Class B	33,140	2,031,388
AltaGas Ltd.	22,200	339,947
ARC Resources Ltd.	65,472	334,851
Atco Ltd., Class I	12,589	419,602
Bank of Montreal	43,261	3,238,511
Barrick Gold Corp.	67,170	1,091,678
Bausch Health Cos., Inc. *	38,709	930,037
BCE, Inc.	35,922	1,623,267
Brookfield Asset Management, Inc., Class A	46,832	2,294,761
Cameco Corp.	32,067	294,478
Canadian Imperial Bank of Commerce	31,338	2,465,392
Canadian National Railway Co.	38,917	3,683,521
Canadian Natural Resources Ltd.	103,245	2,615,154
Canadian Pacific Railway Ltd.	7,750	1,850,358
Canadian Tire Corp., Ltd., Class A	8,176	892,744
Celestica, Inc. *	35,566	253,042
Cenovus Energy, Inc.	202,195	1,879,779
CGI, Inc. *	13,792	1,061,518
CI Financial Corp.	35,115	544,365
Crescent Point Energy Corp.	269,271	893,625
Dollarama, Inc.	13,600	503,894
Empire Co., Ltd., Class A	31,800	841,623
Enbridge, Inc.	74,586	2,491,098
Encana Corp.	82,009	374,689

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fairfax Financial Holdings Ltd.	1,150	532,783
Finning International, Inc.	22,417	387,601
First Quantum Minerals Ltd.	59,970	552,535
Fortis, Inc.	24,834	978,834
George Weston Ltd.	11,194	885,308
Gibson Energy, Inc.	23,153	401,204
Gildan Activewear, Inc.	12,800	504,125
Great-West Lifeco, Inc.	20,754	455,714
H&R Real Estate Investment Trust	23,100	396,960
Husky Energy, Inc.	55,021	426,894
Hydro One Ltd.	30,900	545,749
Imperial Oil Ltd.	32,341	885,592
Intact Financial Corp.	7,006	653,037
Inter Pipeline Ltd.	29,374	494,315
Keyera Corp.	15,700	399,459
Linamar Corp.	8,200	277,724
Loblaw Cos., Ltd.	21,643	1,122,983
Magna International, Inc.	68,727	3,466,032
Manulife Financial Corp.	124,700	2,258,168
Methanex Corp.	6,300	247,981
Metro, Inc.	24,394	954,098
National Bank of Canada	21,133	1,022,864
Nutrien Ltd.	12,100	663,400
Onex Corp.	10,265	620,115
Open Text Corp.	7,300	311,348
Pembina Pipeline Corp.	22,578	819,261
Power Corp. of Canada	62,444	1,323,824
Power Financial Corp.	28,314	619,784
RioCan Real Estate Investment Trust	20,800	410,074
Rogers Communications, Inc., Class B	22,241	1,154,516
Royal Bank of Canada	81,644	6,447,142
Saputo, Inc.	18,575	560,994
Shaw Communications, Inc., Class B	44,472	871,716
SNC-Lavalin Group, Inc.	23,240	367,670
Sun Life Financial, Inc.	38,475	1,598,704
Suncor Energy, Inc.	156,237	4,483,024
TC Energy Corp.	48,326	2,366,136
Teck Resources Ltd., Class B	53,068	1,085,646
TELUS Corp.	24,471	879,606
TFI International, Inc.	8,100	256,232
The Bank of Nova Scotia	87,815	4,688,169
The Toronto-Dominion Bank	92,152	5,386,821
Thomson Reuters Corp.	21,517	1,445,118
TransAlta Corp.	66,921	410,207
Waste Connections, Inc.	4,700	426,305
West Fraser Timber Co., Ltd.	7,800	304,896
WSP Global, Inc.	6,200	349,695
		89,561,407

Denmark 0.9%
AP Moeller — Maersk A/S, Series A	920	984,842
AP Moeller — Maersk A/S, Series B	1,309	1,469,808
Carlsberg A/S, Class B	7,612	1,039,722
Coloplast A/S, Class B	3,514	410,420
Danske Bank A/S	62,325	925,063
DSV A/S	6,648	634,510
ISS A/S	23,807	667,656
Novo Nordisk A/S, Class B	74,156	3,560,921
Novozymes A/S, B Shares	9,167	423,929
Orsted A/S	6,237	568,534
Pandora A/S	11,286	432,618
The Drilling Co. of 1972 A/S *	4,676	317,226
Vestas Wind Systems A/S	11,188	918,104
		12,353,353

Security	Number of Shares	Value ($)
Finland 0.9%
Elisa Oyj	9,426	443,261
Fortum Oyj	35,356	811,053
Kesko Oyj, B Shares	12,894	780,831
Kone Oyj, Class B	20,877	1,189,435
Metso Oyj	11,027	423,716
Neste Oyj	26,572	879,435
Nokia Oyj	387,435	2,088,141
Nokian Renkaat Oyj	13,091	375,301
Nordea Bank Abp	174,989	1,126,634
Outokumpu Oyj	86,369	247,150
Sampo Oyj, A Shares	28,296	1,174,951
Stora Enso Oyj, R Shares	72,596	836,045
UPM-Kymmene Oyj	57,546	1,551,152
Wartsila Oyj Abp	30,276	380,379
		12,307,484

France 9.1%
Accor S.A.	10,483	467,669
Air France-KLM *	51,755	539,927
Air Liquide S.A.	24,904	3,437,656
Airbus SE	17,383	2,457,276
Alstom S.A.	14,804	637,590
Arkema S.A.	8,743	786,919
Atos SE	8,986	722,573
AXA S.A.	200,304	5,045,306
BNP Paribas S.A.	135,745	6,352,869
Bollore S.A.	76,508	329,010
Bouygues S.A.	37,135	1,329,400
Bureau Veritas S.A.	16,609	413,850
Capgemini SE	9,999	1,269,516
Carrefour S.A.	155,835	3,002,526
Casino Guichard Perrachon S.A. (b)	27,239	1,007,130
CGG S.A. *	190,968	418,914
CNP Assurances	16,381	338,565
Compagnie de Saint-Gobain	102,838	3,939,579
Compagnie Generale des Etablissements Michelin	12,654	1,398,866
Credit Agricole S.A.	108,370	1,290,033
Danone S.A.	34,586	3,001,679
Dassault Systemes SE	1,950	296,627
Eiffage S.A.	8,982	887,532
Electricite de France S.A.	97,711	1,209,583
Engie S.A.	329,679	5,073,592
EssilorLuxottica S.A.	9,233	1,249,837
Eurazeo SE	6,911	463,762
Eutelsat Communications S.A.	18,712	357,711
Faurecia SE	15,119	715,470
Hermes International	344	241,634
Iliad S.A.	2,686	277,690
Ingenico Group S.A.	3,851	364,875
Kering S.A.	2,013	1,039,737
Klepierre S.A.	10,674	329,258
L'Oreal S.A.	9,245	2,473,632
Lagardere S.C.A.	14,247	321,916
Legrand S.A.	14,154	997,028
LVMH Moet Hennessy Louis Vuitton SE	9,209	3,803,863
Natixis S.A.	82,216	329,712
Orange S.A.	322,747	4,783,912
Pernod-Ricard S.A.	8,195	1,438,089
Peugeot S.A.	74,752	1,764,371
Publicis Groupe S.A.	17,246	851,018
Rallye S.A. (b)	73,500	344,172
Renault S.A.	38,663	2,163,110
Rexel S.A.	91,540	1,022,133
Rubis SCA	3,111	175,305

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Safran S.A.	11,007	1,580,175
Sanofi	92,382	7,698,363
Schneider Electric SE	48,993	4,226,924
SCOR SE	14,775	607,170
SES S.A.	37,247	616,837
Societe Generale S.A.	169,609	4,154,516
Sodexo S.A.	7,952	912,417
STMicroelectronics N.V.	21,170	387,981
Suez	57,969	852,200
TechnipFMC plc	33,421	928,172
Teleperformance	2,088	438,245
Thales S.A.	4,512	508,385
TOTAL S.A.	333,931	17,307,704
Valeo S.A.	42,202	1,315,117
Veolia Environnement S.A.	78,104	1,971,020
Vinci S.A.	38,678	3,978,563
Vivendi S.A.	94,215	2,616,825
Wendel S.A.	3,058	421,352
		121,684,388

Germany 7.8%
adidas AG	8,010	2,553,132
Allianz SE	36,460	8,459,047
Aurubis AG	13,842	601,179
BASF SE	133,503	8,862,496
Bayer AG	94,079	6,093,401
Bayerische Motoren Werke AG	65,636	4,855,806
Beiersdorf AG	3,955	458,336
Brenntag AG	19,145	935,071
Commerzbank AG	191,605	1,300,163
Continental AG	16,739	2,294,992
Covestro AG	22,175	1,000,116
Daimler AG	189,198	9,821,795
Deutsche Bank AG	283,606	2,192,292
Deutsche Boerse AG	5,289	734,232
Deutsche Lufthansa AG	50,283	796,886
Deutsche Pfandbriefbank AG	23,029	261,440
Deutsche Post AG	125,333	4,076,647
Deutsche Telekom AG	444,862	7,287,318
Deutsche Wohnen SE	6,128	223,477
E.ON SE	348,223	3,467,889
Evonik Industries AG	21,993	625,847
Freenet AG	20,255	395,208
Fresenius Medical Care AG & Co. KGaA	16,512	1,143,634
Fresenius SE & Co. KGaA	38,229	1,910,202
GEA Group AG	20,468	508,017
Hannover Rueck SE	4,410	687,679
HeidelbergCement AG	20,245	1,462,042
Henkel AG & Co. KGaA	7,136	670,435
Hugo Boss AG	7,165	450,325
Infineon Technologies AG	47,065	871,746
Innogy SE	16,997	818,671
K&S AG	36,131	583,111
KION Group AG	5,050	269,174
Kloeckner & Co. SE	41,104	201,719
LANXESS AG	11,359	676,116
Leoni AG *	13,482	180,792
Merck KGaA	6,257	638,175
METRO AG	46,006	707,656
MTU Aero Engines AG	1,867	465,250
Muenchener Rueckversicherungs-Gesellschaft AG	14,326	3,413,995
OSRAM Licht AG	15,230	573,258
ProSiebenSat.1 Media SE	38,315	494,920
Rheinmetall AG	3,609	409,524
RTL Group S.A.	5,737	282,994
Security	Number of Shares	Value ($)
RWE AG	114,433	3,091,848
Salzgitter AG	12,679	273,700
SAP SE	32,600	3,984,894
Siemens AG	69,951	7,612,999
Symrise AG	3,921	361,292
Telefonica Deutschland Holding AG	103,608	261,617
ThyssenKrupp AG	54,250	694,264
Uniper SE	60,681	1,869,537
United Internet AG	7,746	229,761
Volkswagen AG	6,297	1,073,604
Vonovia SE	13,042	636,767
		104,806,488

Hong Kong 1.8%
AIA Group Ltd. (a)	303,800	3,109,625
BOC Hong Kong (Holdings) Ltd. (a)	201,500	767,795
China Mengniu Dairy Co., Ltd. *(a)	116,000	468,065
CK Asset Holdings Ltd. (a)	139,000	1,045,159
CK Hutchison Holdings Ltd. (a)	167,500	1,565,284
CLP Holdings Ltd. (a)	116,000	1,261,226
Galaxy Entertainment Group Ltd. (a)	93,000	633,079
Hang Seng Bank Ltd. (a)	28,100	667,875
Henderson Land Development Co., Ltd. (a)	58,300	301,536
Hong Kong & China Gas Co., Ltd. (a)	256,208	565,733
Hong Kong Exchanges & Clearing Ltd. (a)	14,990	503,759
Hongkong Land Holdings Ltd.	54,700	333,588
Jardine Matheson Holdings Ltd.	14,700	892,228
Jardine Strategic Holdings Ltd.	13,563	464,957
Lenovo Group Ltd. (a)	1,058,000	851,324
Li & Fung Ltd. (a)	3,656,000	509,560
Link REIT (a)	42,000	488,509
MTR Corp., Ltd. (a)	80,864	530,668
New World Development Co., Ltd. (a)	554,689	780,996
Noble Group Ltd. *(a)	18,617,693	203,235
PCCW Ltd.	595,000	339,331
Sands China Ltd. (a)	160,400	769,898
Sino Land Co., Ltd. (a)	174,000	281,772
SJM Holdings Ltd. (a)	339,000	368,011
Sun Hung Kai Properties Ltd. (a)	94,500	1,522,900
Swire Pacific Ltd., Class A (a)	68,300	778,489
Swire Pacific Ltd., Class B (a)	126,251	224,810
Techtronic Industries Co., Ltd. (a)	54,500	405,297
The Wharf Holdings Ltd. (a)	207,000	503,317
Want Want China Holdings Ltd. (a)	410,000	318,877
WH Group Ltd. (a)	1,065,000	1,036,639
Wharf Real Estate Investment Co., Ltd. (a)	37,000	233,407
Wheelock & Co., Ltd. (a)	79,000	497,133
Yue Yuen Industrial Holdings Ltd. (a)	143,000	400,676
		23,624,758

Ireland 0.1%
Bank of Ireland Group plc	66,390	292,958
Kerry Group plc, Class A	5,169	603,108
		896,066

Israel 0.2%
Bank Hapoalim B.M. *	67,194	508,158
Bank Leumi Le-Israel B.M.	66,202	481,587
Bezeq The Israeli Telecommunication Corp., Ltd.	624,319	424,748

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Israel Chemicals Ltd.	83,776	450,880
Teva Pharmaceutical Industries Ltd. *	111,213	882,831
		2,748,204

Italy 3.3%
A2A S.p.A.	169,695	296,624
Assicurazioni Generali S.p.A.	135,046	2,518,650
Atlantia S.p.A.	45,471	1,169,303
Banco BPM S.p.A. *	171,436	319,611
BPER Banca	80,752	300,452
CNH Industrial N.V.	111,105	1,124,994
Enel S.p.A.	1,226,279	8,388,514
Eni S.p.A.	542,254	8,470,712
EXOR N.V.	40,210	2,800,278
Fiat Chrysler Automobiles N.V.	218,002	2,920,449
Hera S.p.A.	97,595	364,087
Intesa Sanpaolo S.p.A.	1,715,924	3,721,678
Leonardo S.p.A.	47,206	574,749
Mediobanca S.p.A.	36,828	368,871
Pirelli & C S.p.A.	36,090	212,577
Poste Italiane S.p.A	44,024	469,834
Prysmian S.p.A.	25,671	528,479
Saipem S.p.A. *	86,824	429,133
Saras S.p.A.	163,143	268,541
Snam S.p.A.	174,641	857,447
Telecom Italia S.p.A. *	3,550,075	1,995,947
Tenaris S.A.	48,010	601,516
Terna — Rete Elettrica Nationale S.p.A.	86,505	526,804
UniCredit S.p.A.	357,018	4,203,714
Unione di Banche Italiane S.p.A.	185,066	475,134
Unipol Gruppo S.p.A.	95,264	488,673
		44,396,771

Japan 24.3%
Aeon Co., Ltd.	86,300	1,493,355
AGC, Inc.	36,800	1,127,182
Air Water, Inc.	24,600	402,036
Aisin Seiki Co., Ltd.	40,700	1,322,674
Ajinomoto Co., Inc.	52,800	946,094
Alfresa Holdings Corp.	30,700	740,176
Alps Alpine Co., Ltd.	29,300	533,387
Amada Holdings Co., Ltd.	34,400	378,215
ANA Holdings, Inc.	14,300	479,973
Asahi Group Holdings Ltd.	28,300	1,225,812
Asahi Kasei Corp.	155,600	1,582,901
Asics Corp.	21,000	225,015
Astellas Pharma, Inc.	142,900	2,025,163
Bandai Namco Holdings, Inc.	15,100	811,765
Bic Camera, Inc.	22,300	219,842
Bridgestone Corp.	100,900	3,787,836
Brother Industries Ltd.	33,100	586,051
Canon, Inc.	147,800	4,008,520
Casio Computer Co., Ltd.	25,000	285,207
Central Japan Railway Co.	13,400	2,693,569
Chubu Electric Power Co., Inc.	129,300	1,825,245
Chugai Pharmaceutical Co., Ltd.	5,200	372,044
Citizen Watch Co., Ltd.	50,700	252,306
Coca-Cola Bottlers Japan Holdings, Inc.	15,000	369,224
COMSYS Holdings Corp.	12,800	322,951
Concordia Financial Group Ltd.	98,600	347,204
Cosmo Energy Holdings Co., Ltd.	16,500	340,112
Dai Nippon Printing Co., Ltd.	57,900	1,214,426
Dai-ichi Life Holdings, Inc.	104,100	1,530,379
Daicel Corp.	47,200	399,409
Daido Steel Co., Ltd.	8,000	303,736
Security	Number of Shares	Value ($)
Daiichi Sankyo Co., Ltd.	35,300	2,145,077
Daikin Industries Ltd.	15,000	1,861,751
Daito Trust Construction Co., Ltd.	7,000	902,672
Daiwa House Industry Co., Ltd.	73,200	2,081,204
Daiwa Securities Group, Inc.	158,700	684,241
Denka Co., Ltd.	12,000	345,341
Denso Corp.	67,500	2,865,067
Dentsu, Inc.	17,101	565,291
DIC Corp.	17,600	474,841
Dowa Holdings Co., Ltd.	10,200	322,133
East Japan Railway Co.	36,518	3,347,788
Ebara Corp.	13,300	357,425
EDION Corp.	31,600	299,630
Eisai Co., Ltd.	10,000	540,477
Electric Power Development Co., Ltd.	28,900	646,960
Fanuc Corp.	9,400	1,670,628
Fast Retailing Co., Ltd.	1,500	899,737
Fuji Electric Co., Ltd.	13,400	409,368
FUJIFILM Holdings Corp.	50,300	2,384,140
Fujikura Ltd.	96,500	353,003
Fujitsu Ltd.	34,300	2,676,716
Furukawa Electric Co., Ltd.	13,400	359,395
H2O Retailing Corp.	24,600	278,033
Hakuhodo DY Holdings, Inc.	27,500	431,298
Hankyu Hanshin Holdings, Inc.	19,700	691,634
Hanwa Co., Ltd.	16,200	441,404
Haseko Corp.	39,900	432,224
Hino Motors Ltd.	62,800	503,799
Hitachi Construction Machinery Co., Ltd.	12,700	297,834
Hitachi Ltd.	187,600	6,651,320
Hitachi Metals Ltd.	37,100	390,045
Hokuriku Electric Power Co. *	39,900	285,748
Honda Motor Co., Ltd.	380,900	9,476,989
Hoya Corp.	15,850	1,215,408
Ibiden Co., Ltd.	21,200	377,963
Idemitsu Kosan Co., Ltd.	101,769	2,804,489
IHI Corp.	18,900	450,360
Iida Group Holdings Co., Ltd.	26,600	436,309
Inpex Corp.	161,000	1,412,027
Isetan Mitsukoshi Holdings Ltd.	74,800	594,652
Isuzu Motors Ltd.	81,600	902,939
ITOCHU Corp.	157,600	3,000,818
J. Front Retailing Co., Ltd.	46,900	550,595
Japan Airlines Co., Ltd.	8,700	272,443
Japan Display, Inc. *(b)	552,200	377,369
Japan Post Bank Co., Ltd.	34,100	331,324
Japan Post Holdings Co., Ltd.	147,600	1,446,852
Japan Tobacco, Inc.	123,600	2,723,369
JFE Holdings, Inc.	136,300	1,802,021
JGC Corp.	34,900	454,376
JSR Corp.	25,900	427,736
JTEKT Corp.	56,000	663,969
JXTG Holdings, Inc.	652,150	3,068,905
K’s Holdings Corp.	37,100	338,281
Kajima Corp.	54,100	695,774
Kaneka Corp.	10,400	386,126
Kao Corp.	21,200	1,547,192
Kawasaki Heavy Industries Ltd.	28,700	624,450
Kawasaki Kisen Kaisha Ltd. *	30,800	393,476
KDDI Corp.	209,300	5,460,949
Keio Corp.	6,500	402,206
Kewpie Corp.	15,700	355,274
Keyence Corp.	1,146	657,631
Kikkoman Corp.	8,100	368,250
Kinden Corp.	20,000	302,551
Kintetsu Group Holdings Co., Ltd.	13,200	625,854
Kirin Holdings Co., Ltd.	69,200	1,500,827
Kobe Steel Ltd.	121,800	781,503

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Koito Manufacturing Co., Ltd.	9,600	479,936
Komatsu Ltd.	97,100	2,171,195
Konica Minolta, Inc.	87,400	724,297
Kubota Corp.	93,700	1,445,371
Kuraray Co., Ltd.	55,200	652,839
Kyocera Corp.	28,300	1,724,807
Kyushu Electric Power Co., Inc.	67,600	671,694
Kyushu Railway Co.	11,700	333,358
Leopalace21 Corp. *(b)	106,100	222,029
LIXIL Group Corp.	56,200	972,094
Makita Corp.	15,000	494,579
Marubeni Corp.	283,900	1,840,402
Matsumotokiyoshi Holdings Co., Ltd.	10,300	342,855
Mazda Motor Corp.	170,400	1,648,570
Medipal Holdings Corp.	33,900	720,093
MEIJI Holdings Co., Ltd.	12,600	875,006
Minebea Mitsumi, Inc.	34,100	582,001
MISUMI Group, Inc.	11,500	258,077
Mitsubishi Chemical Holdings Corp.	249,500	1,771,326
Mitsubishi Corp.	120,800	3,243,755
Mitsubishi Electric Corp.	270,100	3,527,703
Mitsubishi Estate Co., Ltd.	58,400	1,074,965
Mitsubishi Gas Chemical Co., Inc.	29,100	387,247
Mitsubishi Heavy Industries Ltd.	57,000	2,351,316
Mitsubishi Materials Corp.	32,000	880,179
Mitsubishi Motors Corp.	119,200	524,539
Mitsubishi Tanabe Pharma Corp.	21,400	241,604
Mitsubishi UFJ Financial Group, Inc.	1,340,734	6,621,886
Mitsui & Co., Ltd.	225,800	3,670,799
Mitsui Chemicals, Inc.	32,200	736,328
Mitsui Fudosan Co., Ltd.	61,100	1,379,283
Mitsui Mining & Smelting Co., Ltd.	14,100	323,945
Mitsui O.S.K. Lines Ltd.	30,300	743,138
Mizuho Financial Group, Inc.	2,527,916	3,587,923
MS&AD Insurance Group Holdings, Inc.	54,790	1,795,938
Murata Manufacturing Co., Ltd.	34,000	1,556,900
Nagase & Co., Ltd.	31,300	456,019
Nagoya Railroad Co., Ltd.	16,700	459,745
NEC Corp.	48,000	1,962,205
NGK Insulators Ltd.	27,700	411,976
NGK Spark Plug Co., Ltd.	22,900	437,265
NH Foods Ltd.	23,900	886,399
NHK Spring Co., Ltd.	42,600	334,057
Nichirei Corp.	12,500	289,198
Nidec Corp.	7,200	962,755
Nikon Corp.	42,200	569,772
Nintendo Co., Ltd.	2,280	838,795
Nippon Electric Glass Co., Ltd.	15,500	346,632
Nippon Express Co., Ltd.	14,100	794,683
Nippon Paper Industries Co., Ltd.	27,900	491,910
Nippon Shokubai Co., Ltd.	4,300	279,091
Nippon Steel Corp.	200,800	3,145,961
Nippon Steel Trading Corp.	7,000	280,938
Nippon Telegraph & Telephone Corp.	119,308	5,384,497
Nippon Yusen K.K.	60,600	1,009,626
Nissan Motor Co., Ltd.	466,300	3,030,914
Nisshin Seifun Group, Inc.	22,030	416,331
Nisshinbo Holdings, Inc.	35,800	278,751
Nissin Foods Holdings Co., Ltd.	5,500	341,392
Nitori Holdings Co., Ltd.	3,400	458,543
Nitto Denko Corp.	20,100	989,922
NOK Corp.	28,000	411,072
Nomura Holdings, Inc.	410,900	1,320,721
Nomura Real Estate Holdings, Inc.	15,400	311,850
NSK Ltd.	77,800	657,827
NTN Corp.	113,100	313,855
NTT Data Corp.	54,100	710,349
NTT DOCOMO, Inc.	132,800	3,184,196
Security	Number of Shares	Value ($)
Obayashi Corp.	88,900	841,974
Odakyu Electric Railway Co., Ltd.	16,600	370,613
Oji Holdings Corp.	137,900	713,116
Olympus Corp.	64,100	698,874
Omron Corp.	19,600	932,497
Ono Pharmaceutical Co., Ltd.	15,700	284,848
Oriental Land Co., Ltd.	4,500	593,754
ORIX Corp.	102,500	1,462,873
Osaka Gas Co., Ltd.	71,500	1,313,498
Otsuka Corp.	8,300	327,285
Otsuka Holdings Co., Ltd.	35,400	1,301,833
Pan Pacific International Holdings Corp.	6,000	383,851
Panasonic Corp.	378,550	3,191,994
Recruit Holdings Co., Ltd.	40,200	1,361,271
Renesas Electronics Corp. *	59,800	351,460
Resona Holdings, Inc.	191,858	782,139
Ricoh Co., Ltd.	141,800	1,298,796
Rohm Co., Ltd.	7,000	487,845
Ryohin Keikaku Co., Ltd.	1,300	230,754
San-Ai Oil Co., Ltd.	30,900	297,274
Santen Pharmaceutical Co., Ltd.	19,600	315,845
Secom Co., Ltd.	12,100	948,289
Sega Sammy Holdings, Inc.	24,700	316,630
Seiko Epson Corp.	48,300	710,765
Seino Holdings Co., Ltd.	27,800	346,267
Sekisui Chemical Co., Ltd.	53,600	792,263
Sekisui House Ltd.	98,500	1,656,118
Seven & i Holdings Co., Ltd.	88,900	3,033,974
SG Holdings Co., Ltd.	11,500	304,004
Shikoku Electric Power Co., Inc.	23,100	217,282
Shimadzu Corp.	12,900	309,738
Shimamura Co., Ltd.	4,700	332,332
Shimano, Inc.	3,200	451,773
Shimizu Corp.	72,500	583,431
Shin-Etsu Chemical Co., Ltd.	24,500	2,494,488
Shionogi & Co., Ltd.	9,800	542,577
Shiseido Co., Ltd.	10,300	757,921
Showa Denko K.K.	15,400	413,140
Skylark Holdings Co., Ltd.	17,400	303,631
SMC Corp.	2,400	869,669
Softbank Corp.	63,000	848,873
SoftBank Group Corp.	132,800	6,780,523
Sojitz Corp.	209,500	654,538
Sompo Holdings, Inc.	35,900	1,486,725
Sony Corp.	61,000	3,469,309
Stanley Electric Co., Ltd.	15,600	386,829
Subaru Corp.	109,000	2,540,379
Sumitomo Chemical Co., Ltd.	271,500	1,238,099
Sumitomo Corp.	133,700	1,983,929
Sumitomo Electric Industries Ltd.	170,300	2,107,109
Sumitomo Forestry Co., Ltd.	30,100	376,763
Sumitomo Heavy Industries Ltd.	16,500	531,937
Sumitomo Metal Mining Co., Ltd.	29,500	837,918
Sumitomo Mitsui Financial Group, Inc.	135,910	4,752,742
Sumitomo Mitsui Trust Holdings, Inc.	29,100	994,590
Sumitomo Realty & Development Co., Ltd.	19,900	724,100
Sumitomo Rubber Industries Ltd.	44,700	487,922
Suntory Beverage & Food Ltd.	10,700	424,559
Suzuken Co., Ltd.	13,730	756,619
Suzuki Motor Corp.	43,000	1,681,664
Sysmex Corp.	5,100	370,276
T&D Holdings, Inc.	54,550	612,588
Taiheiyo Cement Corp.	21,000	589,792
Taisei Corp.	20,700	714,165
Takashimaya Co., Ltd.	33,300	381,979
Takeda Pharmaceutical Co., Ltd.	77,221	2,657,629

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TDK Corp.	13,400	1,028,816
Teijin Ltd.	33,800	584,763
Terumo Corp.	23,800	692,707
The Chugoku Electric Power Co., Inc.	49,800	621,467
The Kansai Electric Power Co., Inc.	107,700	1,330,050
The Yokohama Rubber Co., Ltd.	17,400	320,139
TIS, Inc.	6,600	342,579
Tobu Railway Co., Ltd.	18,800	534,511
Toho Gas Co., Ltd.	11,200	425,879
Toho Holdings Co., Ltd.	13,100	291,301
Tohoku Electric Power Co., Inc.	109,500	1,095,637
Tokio Marine Holdings, Inc.	48,600	2,579,736
Tokyo Electric Power Co. Holdings, Inc. *	549,700	2,644,254
Tokyo Electron Ltd.	7,400	1,253,355
Tokyo Gas Co., Ltd.	76,900	1,919,553
Tokyu Corp.	39,500	691,678
Tokyu Fudosan Holdings Corp.	67,600	391,071
Toppan Printing Co., Ltd.	59,100	960,604
Toray Industries, Inc.	216,500	1,489,406
Toshiba Corp.	25,300	807,239
Tosoh Corp.	49,700	696,589
TOTO Ltd.	12,300	492,506
Toyo Seikan Group Holdings Ltd.	27,900	487,036
Toyo Suisan Kaisha Ltd.	9,800	394,089
Toyoda Gosei Co., Ltd.	17,700	325,517
Toyota Industries Corp.	18,800	975,991
Toyota Motor Corp.	340,518	22,001,951
Toyota Tsusho Corp.	54,100	1,565,975
TS Tech Co., Ltd.	11,000	302,821
Tsuruha Holdings, Inc.	3,400	346,091
Ube Industries Ltd.	23,300	485,117
Unicharm Corp.	13,700	387,588
West Japan Railway Co.	20,263	1,658,670
Yahoo Japan Corp.	145,800	427,038
Yakult Honsha Co., Ltd.	4,700	264,985
Yamada Denki Co., Ltd.	196,100	864,990
Yamaha Corp.	9,500	447,853
Yamaha Motor Co., Ltd.	44,900	787,318
Yamato Holdings Co., Ltd.	39,600	777,444
Yamazaki Baking Co., Ltd.	21,200	321,929
Yaskawa Electric Corp.	11,900	393,793
Yokogawa Electric Corp.	19,500	348,988
		324,401,780

Netherlands 2.5%
Aalberts N.V.	7,422	298,632
ABN AMRO Group N.V. CVA	27,522	550,921
Aegon N.V.	254,738	1,255,330
Akzo Nobel N.V.	17,284	1,630,820
APERAM S.A.	9,736	240,599
ArcelorMittal	140,515	2,229,093
ASML Holding N.V.	7,665	1,707,948
ASR Nederland N.V.	12,118	455,352
Boskalis Westminster N.V.	15,591	352,068
Heineken Holding N.V.	9,093	918,828
Heineken N.V.	12,596	1,351,404
ING Groep N.V.	331,748	3,680,991
Koninklijke Ahold Delhaize N.V.	173,342	3,937,102
Koninklijke DSM N.V.	11,616	1,439,084
Koninklijke KPN N.V.	429,511	1,224,727
Koninklijke Philips N.V.	65,776	3,085,595
NN Group N.V.	21,181	795,793
Randstad N.V.	18,123	909,663
Signify N.V.	29,642	805,576
SNS Reaal N.V. *(a)(b)	124,822	—
Unibail-Rodamco-Westfield	5,821	779,706
Security	Number of Shares	Value ($)
Unilever N.V.	79,187	4,589,966
Wolters Kluwer N.V.	11,541	836,553
		33,075,751

New Zealand 0.1%
Contact Energy Ltd.	84,831	432,803
Fletcher Building Ltd.	186,615	606,542
Spark New Zealand Ltd.	219,528	572,254
		1,611,599

Norway 0.7%
DNB A.S.A.	70,594	1,262,969
Equinor A.S.A.	164,395	2,947,650
Mowi A.S.A.	27,873	669,869
Norsk Hydro A.S.A.	208,450	708,999
Orkla A.S.A.	67,849	577,101
Seadrill Ltd. *	26,154	104,491
Subsea 7 S.A.	47,212	506,020
Telenor A.S.A.	72,511	1,469,287
Yara International A.S.A.	29,028	1,359,943
		9,606,329

Poland 0.4%
Bank Polska Kasa Opieki S.A.	17,016	452,035
Kghm Polska Miedz S.A. *	25,363	613,226
PGE Polska Grupa Energetyczna S.A. *	194,848	445,580
Polski Koncern Naftowy Orlen S.A.	58,085	1,455,401
Polskie Gornictwo Naftowe i Gazownictwo S.A.	259,182	375,822
Powszechna Kasa Oszczednosci Bank Polski S.A.	43,821	461,458
Powszechny Zaklad Ubezpieczen S.A.	49,491	532,253
Tauron Polska Energia S.A. *	665,762	270,857
		4,606,632

Portugal 0.2%
EDP — Energias de Portugal S.A.	401,798	1,470,830
Galp Energia, SGPS, S.A.	59,438	925,337
Jeronimo Martins, SGPS, S.A.	26,260	423,733
		2,819,900

Republic of Korea 5.1%
Amorepacific Corp.	1,437	168,848
CJ CheilJedang Corp.	1,234	296,475
CJ Corp.	4,203	329,703
Daelim Industrial Co., Ltd.	4,106	364,786
DB Insurance Co., Ltd.	6,768	320,924
Doosan Heavy Industries & Construction Co., Ltd. *	48,163	245,920
E-Mart, Inc.	4,752	487,120
GS Holdings Corp.	10,628	450,273
Hana Financial Group, Inc.	30,107	881,235
Hankook Tire & Technology Co., Ltd.	14,512	379,022
Hanwha Chemical Corp.	16,040	251,001
Hanwha Corp.	15,659	313,458
Hyundai Engineering & Construction Co., Ltd.	11,530	415,920
Hyundai Glovis Co., Ltd.	3,694	478,667
Hyundai Marine & Fire Insurance Co., Ltd.	11,172	263,443
Hyundai Mobis Co., Ltd.	13,559	2,743,688
Hyundai Motor Co.	34,749	3,696,512

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hyundai Steel Co.	21,308	694,437
Hyundai Wia Corp.	8,866	322,592
Industrial Bank of Korea	36,366	402,810
KB Financial Group, Inc.	34,127	1,247,062
Kia Motors Corp.	82,406	3,035,420
Korea Electric Power Corp. *	104,273	2,454,834
Korea Gas Corp.	9,139	328,981
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	6,552	594,849
Korea Zinc Co., Ltd.	1,019	379,655
Korean Air Lines Co., Ltd.	12,929	277,656
KT&G Corp.	8,843	718,080
LG Chem Ltd.	5,111	1,445,532
LG Corp.	8,139	486,372
LG Display Co., Ltd. *	111,493	1,354,672
LG Electronics, Inc.	29,313	1,605,155
LG Household & Health Care Ltd.	295	312,353
LG Uplus Corp.	36,427	398,909
Lotte Chemical Corp.	2,491	486,818
Lotte Shopping Co., Ltd.	3,552	406,215
NAVER Corp.	3,726	432,279
POSCO	19,119	3,603,596
Posco International Corp.	19,013	299,315
S-Oil Corp.	6,199	489,733
Samsung C&T Corp.	3,849	296,684
Samsung Electro-Mechanics Co., Ltd.	4,367	334,785
Samsung Electronics Co., Ltd.	569,273	21,561,047
Samsung Fire & Marine Insurance Co., Ltd.	3,631	807,162
Samsung Heavy Industries Co., Ltd. *	56,258	333,262
Samsung Life Insurance Co., Ltd.	6,782	435,372
Samsung SDI Co., Ltd.	2,077	432,540
Samsung SDS Co., Ltd.	1,857	324,809
Shinhan Financial Group Co., Ltd.	49,713	1,820,918
SK Holdings Co., Ltd.	3,196	594,256
SK Hynix, Inc.	44,972	2,878,844
SK Innovation Co., Ltd.	16,097	2,312,964
SK Networks Co., Ltd.	92,316	387,111
SK Telecom Co., Ltd.	1,643	343,931
Woongjin Coway Co., Ltd.	3,848	272,882
Woori Financial Group, Inc.	55,219	610,012
		67,610,899

Singapore 0.8%
CapitaLand Ltd.	170,900	447,726
ComfortDelGro Corp., Ltd.	236,600	463,733
DBS Group Holdings Ltd.	89,656	1,709,455
Golden Agri-Resources Ltd.	1,561,300	333,479
Hutchison Port Holdings Trust, Class U	1,264,264	276,414
Jardine Cycle & Carriage Ltd.	15,000	367,019
Keppel Corp., Ltd.	204,800	946,326
Oversea-Chinese Banking Corp., Ltd.	181,694	1,512,726
Sembcorp Industries Ltd.	162,800	275,454
Singapore Airlines Ltd.	83,470	584,390
Singapore Telecommunications Ltd.	682,386	1,646,062
United Overseas Bank Ltd.	71,052	1,353,736
Wilmar International Ltd.	363,266	1,050,067
		10,966,587

Spain 3.2%
Acerinox S.A.	20,753	173,387
ACS Actividades de Construccion y Servicios S.A.	33,005	1,333,625
Aena SME S.A.	2,757	499,795
Amadeus IT Group S.A.	11,514	899,783
Banco Bilbao Vizcaya Argentaria S.A.	677,494	3,449,603
Security	Number of Shares	Value ($)
Banco De Sabadell S.A.	950,236	829,919
Banco Santander S.A.	2,716,645	11,595,382
Bankia S.A.	98,941	196,159
Bankinter S.A.	35,625	231,090
CaixaBank S.A.	195,040	483,396
Enagas S.A.	16,785	366,150
Endesa S.A.	56,212	1,388,909
Ferrovial S.A.	33,904	881,970
Grifols S.A.	12,942	419,432
Iberdrola S.A.	553,694	5,253,112
Iberdrola S.A. — Interim Shares *(a)	12,876	122,160
Industria de Diseno Textil S.A.	53,306	1,595,039
Mapfre S.A.	158,024	435,014
Naturgy Energy Group S.A.	40,209	1,018,529
Red Electrica Corp. S.A.	25,660	483,789
Repsol S.A.	235,436	3,734,205
Telefonica S.A.	947,053	7,219,970
		42,610,418

Sweden 2.0%
Alfa Laval AB	20,016	373,902
Assa Abloy AB, Class B	47,445	1,088,252
Atlas Copco AB, A Shares	36,312	1,109,118
Atlas Copco AB, B Shares	21,795	594,582
BillerudKorsnas AB	22,510	259,877
Boliden AB	30,402	689,435
Electrolux AB, B Shares	29,140	673,342
Epiroc AB, Class A	27,568	302,084
Epiroc AB, Class B	15,190	157,880
Essity AB, Class B	35,341	1,049,737
Hennes & Mauritz AB, B Shares	156,516	2,728,871
Hexagon AB, B Shares	8,687	420,905
Husqvarna AB, B Shares	43,746	387,364
ICA Gruppen AB	9,733	432,388
Industrivarden AB, A Shares	7,098	157,879
Industrivarden AB, C Shares	1,092	23,724
Investor AB, A Shares	5,075	240,878
Investor AB, B Shares	17,339	824,409
Kinnevik AB, Class B	7,176	182,509
Sandvik AB	79,387	1,218,241
Securitas AB, B Shares	35,036	542,577
Skandinaviska Enskilda Banken AB, A Shares	116,857	1,098,695
Skanska AB, B Shares	54,977	1,026,476
SKF AB, B Shares	50,243	824,125
SSAB AB, A Shares	43,251	122,522
SSAB AB, B Shares	100,831	255,606
Svenska Handelsbanken AB, A Shares	121,949	1,097,288
Swedbank AB, A Shares	86,989	1,184,592
Swedish Match AB	10,243	390,812
Tele2 AB, B Shares	52,720	753,336
Telefonaktiebolaget LM Ericsson, B Shares	327,915	2,869,017
Telia Co. AB	379,638	1,688,876
Trelleborg AB, B Shares	25,727	354,263
Volvo AB, B Shares	146,490	2,176,125
		27,299,687

Switzerland 5.6%
ABB Ltd.	177,562	3,351,865
Adecco Group AG	29,997	1,636,608
Alcon, Inc. *	25,430	1,472,641
Baloise Holding AG	3,034	547,990
Chocoladefabriken Lindt & Spruengli AG	3	248,253

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	30	221,105
Cie Financiere Richemont S.A.	33,732	2,890,604
Clariant AG *	15,805	288,806
Credit Suisse Group AG *	130,170	1,573,890
Geberit AG	1,233	569,204
Georg Fischer AG	376	324,100
Givaudan S.A.	362	962,772
Julius Baer Group Ltd. *	9,051	386,773
Kuehne & Nagel International AG	4,307	634,177
LafargeHolcim Ltd. *	48,062	2,359,003
Lonza Group AG *	1,611	551,854
Nestle S.A.	164,205	17,420,045
Novartis AG	120,044	11,007,893
Pargesa Holding S.A.	2,035	152,738
Roche Holding AG	37,616	10,068,489
Roche Holding AG — Bearer Shares	1,460	391,562
Schindler Holding AG	2,371	541,926
Schweizerische Nationalbank	229	1,169,819
SGS S.A.	258	637,122
Sika AG	5,323	768,504
Sonova Holding AG	1,542	354,593
Swiss Life Holding AG	1,927	931,202
Swiss Prime Site AG *	3,854	339,323
Swiss Re AG	39,595	3,834,253
Swisscom AG	2,489	1,206,274
The Swatch Group AG	4,755	259,296
The Swatch Group AG — Bearer Shares	3,163	918,763
UBS Group AG *	204,480	2,282,372
Zurich Insurance Group AG	13,455	4,680,074
		74,983,893

United Kingdom 15.7%
3i Group plc	49,928	672,781
Admiral Group plc	12,487	328,385
Aggreko plc	43,907	442,974
Anglo American plc	75,121	1,840,795
Antofagasta plc	38,548	434,930
Ashtead Group plc	27,938	768,216
Associated British Foods plc	35,285	1,037,081
AstraZeneca plc	68,370	5,906,744
Aviva plc	341,383	1,676,059
Babcock International Group plc	46,045	265,346
BAE Systems plc	312,403	2,075,521
Barclays plc	1,871,057	3,502,297
Barratt Developments plc	107,261	837,411
Bellway plc	11,531	415,641
BHP Group plc	199,740	4,762,506
BP plc	3,258,487	21,560,577
British American Tobacco plc	164,012	5,844,163
BT Group plc	1,345,694	3,152,088
Bunzl plc	21,493	560,207
Burberry Group plc	30,405	838,381
Capita plc *	256,426	361,649
Carnival plc	11,968	540,226
Centrica plc	1,415,223	1,302,835
Coca-Cola HBC AG *	11,951	411,225
Compass Group plc	88,235	2,232,390
CRH plc	39,315	1,310,742
Croda International plc	5,434	308,672
CYBG plc	99,613	207,571
DCC plc	8,779	740,321
Diageo plc	88,837	3,704,519
Direct Line Insurance Group plc	215,727	843,859
Dixons Carphone plc	370,437	536,857
Drax Group plc	85,257	312,397
DS Smith plc	110,161	475,138
Security	Number of Shares	Value ($)
easyJet plc	34,514	404,467
Experian plc	37,641	1,141,620
Ferguson plc *	24,393	1,815,150
FirstGroup plc *	505,236	705,351
Flutter Entertainment plc	2,005	159,068
G4S plc	185,330	430,142
GlaxoSmithKline plc	366,966	7,589,195
Glencore plc *	2,515,475	8,066,672
Greene King plc	44,016	334,215
Hays plc	170,556	318,525
Hiscox Ltd.	15,387	316,730
HSBC Holdings plc	1,573,819	12,603,909
IMI plc	27,414	347,105
Imperial Brands plc	107,308	2,723,481
Inchcape plc	88,236	668,462
Informa plc	52,147	552,119
Inmarsat plc	63,805	443,577
InterContinental Hotels Group plc	9,920	689,189
International Consolidated Airlines Group S.A.	120,098	617,991
Intertek Group plc	5,299	366,819
Investec plc	55,663	316,707
ITV plc	463,656	622,759
J. Sainsbury plc	471,619	1,125,392
John Wood Group plc	63,926	411,920
Johnson Matthey plc	34,745	1,354,773
Kingfisher plc	638,173	1,722,994
Land Securities Group plc	45,437	439,727
Legal & General Group plc	439,078	1,392,447
Lloyds Banking Group plc	5,334,201	3,450,607
London Stock Exchange Group plc	5,555	446,132
Marks & Spencer Group plc	444,337	1,116,810
Meggitt plc	74,443	537,206
Micro Focus International plc	10,428	219,656
Mondi plc	45,017	980,731
National Grid plc	461,278	4,727,759
Next plc	14,016	1,031,711
Pearson plc	82,207	870,520
Pennon Group plc	37,058	323,215
Persimmon plc	27,740	676,817
Prudential plc	125,115	2,574,145
Reckitt Benckiser Group plc	33,570	2,595,071
RELX plc	72,182	1,712,035
Rentokil Initial plc	70,434	372,131
Rio Tinto plc	106,476	6,012,855
Rolls-Royce Holdings plc *	151,060	1,578,930
Royal Dutch Shell plc, A Shares	322,291	10,150,706
Royal Dutch Shell plc, B Shares	553,528	17,483,182
Royal Mail plc	373,610	952,766
RSA Insurance Group plc	68,759	467,656
Severn Trent plc	25,110	614,062
Smith & Nephew plc	42,802	968,986
Smiths Group plc	33,674	669,701
Smurfit Kappa Group plc	14,196	450,064
SSE plc	166,439	2,218,911
St. James’s Place plc	21,987	262,367
Standard Chartered plc	309,052	2,543,405
Standard Life Aberdeen plc	232,455	843,124
Tate & Lyle plc	53,292	488,078
Taylor Wimpey plc	364,467	714,113
Tesco plc	995,075	2,695,366
The Berkeley Group Holdings plc	13,010	611,897
The British Land Co., plc	41,138	253,958
The Sage Group plc	62,916	548,652
The Weir Group plc	19,086	345,053
Travis Perkins plc	52,893	875,651
TUI AG	41,076	407,863
Unilever plc	55,715	3,351,934
United Utilities Group plc	70,845	677,101

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vodafone Group plc	5,311,302	9,666,474
Whitbread plc	11,280	619,649
William Hill plc	174,311	322,307
WM Morrison Supermarkets plc	561,836	1,326,684
WPP plc	176,836	2,083,026
		209,730,077
Total Common Stock
(Cost $1,280,755,664)		1,318,652,117

Preferred Stock 1.1% of net assets

Germany 0.7%
Bayerische Motoren Werke AG	11,509	683,305
Fuchs Petrolub SE	6,186	237,040
Henkel AG & Co. KGaA	11,458	1,181,491
Volkswagen AG	38,377	6,412,438
		8,514,274

Italy 0.1%
Telecom Italia S.p.A. — RSP	1,919,876	1,020,435

Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	5,864	362,935
Hyundai Motor Co., Ltd. 2nd	9,257	641,258
LG Chem Ltd.	863	130,136
Samsung Electronics Co., Ltd.	100,753	3,115,970
		4,250,299

Spain 0.0%
Grifols S.A., Class B	9,489	217,566
Total Preferred Stock
(Cost $14,128,565)		14,002,574

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.26% (c)	1,934,765	1,934,765
Total Other Investment Company
(Cost $1,934,765)		1,934,765
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
BNP Paribas
Euro
(0.58%), 08/01/19 (d)	59,389	65,744
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Brown Brothers Harriman
Australian Dollar
0.37%, 08/01/19 (d)	2,259	1,545
Canadian Dollar
0.86%, 08/01/19 (d)	60,615	45,927
Danish Krone
(0.85%), 08/01/19 (d)	6,549	971
Hong Kong Dollar
0.87%, 08/01/19 (d)	10,312	1,317
Japanese Yen
(0.26%), 08/01/19 (d)	748,058	6,876
New Zealand Dollar
0.75%, 08/01/19 (d)	9	6
Norwegian Krone
0.60%, 08/01/19 (d)	18	2
Singapore Dollar
0.75%, 08/01/19 (d)	14	10
Swedish Krona
(0.55%), 08/01/19 (d)	10	1
Swiss Franc
(1.63%), 08/02/19 (d)	5,502	5,533
Citibank
Pound Sterling
0.37%, 08/01/19 (d)	123,698	150,430
Total Short-Term Investments
(Cost $278,362)		278,362

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/20/19	52	4,901,780	(69,608)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,774,859.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$384,822,830	$—	$384,822,830
Australia	—	81,240,579	621	81,241,200
Canada	89,561,407	—	—	89,561,407
Finland	1,569,895	10,737,589	—	12,307,484
France	13,345,912	108,338,476	—	121,684,388
Germany	16,040,883	88,765,605	—	104,806,488
Hong Kong	—	2,030,104	21,594,654	23,624,758
Ireland	603,108	292,958	—	896,066
Italy	364,087	44,032,684	—	44,396,771
Netherlands	1,585,282	31,490,469	—*	33,075,751
Republic of Korea	2,266,362	65,344,537	—	67,610,899
Spain	—	42,488,258	122,160	42,610,418
Sweden	432,388	26,867,299	—	27,299,687
Switzerland	469,358	74,514,535	—	74,983,893
United Kingdom	1,981,332	207,748,745	—	209,730,077
Preferred Stock[1]	—	5,488,300	—	5,488,300
Germany	6,412,438	2,101,836	—	8,514,274
Other Investment Company[1]	1,934,765	—	—	1,934,765
Short-Term Investments[1]	—	278,362	—	278,362
Liabilities
Futures Contracts[2]	(69,608)	—	—	(69,608)
Total	$136,497,609	$1,176,583,166	$21,717,435	$1,334,798,210
*	Level 3 amount shown includes securities determined to have no value at July 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2018	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2019
Common Stock
Australia	$—	$—	$621	$—	$—	$—	$—	$621
Hong Kong	—	(21,369)	1,719,382	5,869,356	(4,197,547)	18,224,832	—	21,594,654
Spain	—	—	(2,155)	124,315	—	—	—	122,160
Preferred Stock
United Kingdom	11,503	(134)	93	—	(11,462)	—	—	—
Total	$11,503	($21,503)	$1,717,941	$5,993,671	($4,209,009)	$18,224,832	$—	$21,717,435
The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities from an early market exchange closure. Fund Investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 5.7%
Adelaide Brighton Ltd.	185,697	447,898
ALS Ltd.	117,743	577,228
Ansell Ltd.	39,764	756,465
Ardent Leisure Group Ltd. *	269,254	216,352
Aristocrat Leisure Ltd.	45,154	939,613
ASX Ltd.	18,427	1,114,665
Ausdrill Ltd.	141,642	189,797
AusNet Services	630,390	763,752
Australian Pharmaceutical Industries Ltd.	463,191	455,656
Automotive Holdings Group Ltd.	486,448	1,031,824
Bank of Queensland Ltd.	146,954	936,048
Bapcor Ltd.	26,339	112,327
Beach Energy Ltd.	216,237	311,704
Bega Cheese Ltd. (a)	80,246	241,930
Breville Group Ltd.	29,742	389,691
carsales.com Ltd.	32,219	323,787
Challenger Ltd.	125,728	605,683
Charter Hall Retail REIT	63,313	195,195
Cleanaway Waste Management Ltd.	276,672	455,580
Cochlear Ltd.	4,750	713,686
Computershare Ltd.	86,286	929,496
Costa Group Holdings Ltd.	30,811	83,253
Cromwell Property Group	332,035	267,655
CSR Ltd.	343,369	938,827
Dexus	123,195	1,101,851
Domino's Pizza Enterprises Ltd.	3,501	92,157
DuluxGroup Ltd.	97,214	619,916
Eclipx Group Ltd.	130,174	128,753
Evolution Mining Ltd.	124,421	422,282
FlexiGroup Ltd.	104,595	130,201
Flight Centre Travel Group Ltd.	18,435	579,764
G.U.D. Holdings Ltd.	26,983	174,798
G8 Education Ltd.	171,089	338,206
Genworth Mortgage Insurance Australia Ltd.	186,824	432,130
GWA Group Ltd.	125,301	306,369
Harvey Norman Holdings Ltd. (a)	234,628	702,645
Healius Ltd.	384,294	770,376
Iluka Resources Ltd.	83,284	543,417
Independence Group NL	31,090	112,587
Inghams Group Ltd.	92,253	255,608
InvoCare Ltd. (a)	25,193	269,113
IOOF Holdings Ltd.	155,975	619,744
IRESS Ltd.	25,048	239,533
James Hardie Industries plc	63,500	858,831
JB Hi-Fi Ltd. (a)	54,629	1,120,612
Link Administration Holdings Ltd.	51,355	177,862
MACA Ltd.	234,203	150,410
Magellan Financial Group Ltd.	4,680	196,542
McMillan Shakespeare Ltd.	21,602	204,539
Mineral Resources Ltd.	56,137	610,105
Monadelphous Group Ltd.	67,805	873,252
Security	Number of Shares	Value ($)
Myer Holdings Ltd. *(a)	3,036,291	1,116,847
nib Holdings Ltd.	123,482	673,003
Nine Entertainment Co. Holdings Ltd.	474,229	651,062
Northern Star Resources Ltd.	56,433	496,577
NRW Holdings Ltd.	69,866	115,830
Nufarm Ltd.	140,535	466,778
Orora Ltd.	383,441	886,026
OZ Minerals Ltd.	111,542	773,614
Pact Group Holdings Ltd.	109,765	210,217
Pendal Group Ltd.	67,741	360,228
Perpetual Ltd.	13,892	373,735
Premier Investments Ltd.	24,218	260,553
Qantas Airways Ltd.	277,952	1,082,063
Qube Holdings Ltd.	243,739	524,742
REA Group Ltd.	1,602	107,453
Regis Resources Ltd.	97,226	367,077
Resolute Mining Ltd. (b)	339,536	404,473
Sandfire Resources NL	69,892	318,889
Santos Ltd.	247,475	1,219,351
SEEK Ltd.	51,263	729,808
Seven Group Holdings Ltd.	28,875	354,010
Seven West Media Ltd. *	899,477	266,058
Sigma Healthcare Ltd.	1,964,049	799,063
Southern Cross Media Group Ltd.	337,581	308,102
St. Barbara Ltd.	39,498	98,988
Super Retail Group Ltd.	96,374	591,610
Sydney Airport	131,154	748,609
Tassal Group Ltd.	29,407	103,500
The GPT Group	224,106	951,269
The Star Entertainment Grp Ltd.	289,781	817,891
TPG Telecom Ltd.	69,438	330,438
Treasury Wine Estates Ltd.	83,533	1,004,397
Vicinity Centres	529,703	943,515
Virgin Australia International Holdings *(b)	176,214	—
Vocus Group Ltd. *	33,748	74,274
Washington H Soul Pattinson & Co., Ltd.	11,120	172,152
Whitehaven Coal Ltd.	112,254	281,330
		44,013,247

Austria 0.6%
Austria Technologie & Systemtechnik AG	12,023	193,217
BAWAG Group AG	9,589	381,082
CA Immobilien Anlagen AG	8,472	298,237
DO & Co. AG	1,092	96,708
EVN AG	7,190	114,455
IMMOFINANZ AG *	18,012	479,933
Lenzing AG	5,770	588,556
Oesterreichische Post AG	17,270	576,833
POLYTEC Holding AG	10,990	107,060
S IMMO AG	11,302	249,976
UNIQA Insurance Group AG	46,027	412,711
Verbund AG	11,656	650,479

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vienna Insurance Group AG Wiener Versicherung Gruppe	17,360	445,847
Zumtobel Group AG *	28,022	233,273
		4,828,367

Belgium 1.2%
Ackermans & van Haaren N.V.	4,759	693,209
AGFA-Gevaert N.V. *	112,999	455,107
Barco N.V.	2,679	559,470
Befimmo S.A.	3,697	208,386
Bekaert S.A.	32,632	918,899
bpost S.A.	99,358	923,852
Cie d'Entreprises CFE	3,095	271,988
Cofinimmo S.A.	3,879	512,710
D'ieteren S.A./N.V.	18,955	888,638
Econocom Group S.A.	27,952	92,318
Elia System Operator S.A./N.V.	7,133	543,261
Euronav N.V.	55,491	467,045
Gimv N.V.	2,045	120,034
Greenyard N.V. (a)	26,543	95,054
Melexis N.V.	1,611	110,269
Nyrstar N.V. *(a)(b)	501,161	33,784
Ontex Group N.V.	32,889	541,845
Orange Belgium S.A.	19,488	445,487
Sofina S.A.	1,294	250,450
Telenet Group Holding N.V.	16,551	812,900
Tessenderlo Group S.A. *	11,348	355,248
		9,299,954

Canada 8.4%
Aecon Group, Inc.	44,572	686,243
Aimia, Inc. *	144,899	410,609
Alacer Gold Corp. *	40,500	161,104
Algonquin Power & Utilities Corp.	56,749	706,890
Allied Properties Real Estate Investment Trust	13,100	485,667
Altus Group Ltd.	4,700	119,334
Artis Real Estate Investment Trust	70,873	627,214
ATS Automation Tooling Systems, Inc. *	7,600	121,791
AutoCanada, Inc. (a)	34,200	234,254
Badger Daylighting Ltd.	3,500	126,390
Baytex Energy Corp. *	454,500	692,184
Birchcliff Energy Ltd.	53,700	107,009
BlackBerry Ltd. *	44,900	327,616
Boardwalk Real Estate Investment Trust (a)	13,577	431,958
Bombardier, Inc., Class B *	127,200	218,779
Bonavista Energy Corp.	817,600	334,523
Bonterra Energy Corp. (a)	37,822	145,866
Boyd Group Income Fund	1,300	167,381
BRP, Inc.	4,100	144,423
CAE, Inc.	46,519	1,254,441
Calfrac Well Services Ltd. *	66,500	89,688
Canadian Apartment Properties REIT	17,899	660,600
Canadian Utilities Ltd., Class A	43,000	1,170,950
Canadian Western Bank	22,439	524,166
Canfor Corp. *	54,495	393,084
Canfor Pulp Products, Inc.	10,700	74,830
CanWel Building Materials Group Ltd. (a)	28,600	99,682
Capital Power Corp.	38,899	873,002
Cascades, Inc.	65,419	599,269
CCL Industries, Inc., Class B	18,690	934,642
Centerra Gold, Inc. *	110,077	879,081
CES Energy Solutions Corp.	133,042	191,529
Chartwell Retirement Residences	42,600	496,430
Chemtrade Logistics Income Fund (a)	55,481	424,578
Security	Number of Shares	Value ($)
Choice Properties Real Estate Investment Trust	27,600	287,125
Chorus Aviation, Inc. (a)	33,200	196,715
Cineplex, Inc.	30,860	554,161
Cogeco Communications, Inc.	4,631	365,729
Cogeco, Inc.	9,800	697,985
Colliers International Group, Inc.	4,334	314,854
Cominar Real Estate Investment Trust	97,513	921,342
Constellation Software, Inc.	1,023	973,307
Corus Entertainment, Inc., Class B	100,943	387,772
Cott Corp.	36,500	467,105
Crombie Real Estate Investment Trust (a)	32,600	385,578
Detour Gold Corp. *	31,600	482,691
Dream Global Real Estate Investment Trust	25,580	273,089
Dream Office Real Estate Investment Trust	43,417	808,929
Eldorado Gold Corp. *	98,561	755,749
Element Fleet Management Corp.	23,900	181,812
Emera, Inc.	11,900	494,105
Enerflex Ltd.	43,049	541,782
Enerplus Corp.	107,200	710,714
Ensign Energy Services, Inc.	179,189	563,445
Exchange Income Corp. (a)	13,430	378,743
Extendicare, Inc. (a)	48,100	326,546
First Capital Realty, Inc.	31,778	526,102
FirstService Corp.	3,500	367,291
Franco-Nevada Corp.	10,787	937,467
Frontera Energy Corp.	37,600	381,185
Genworth MI Canada, Inc.	13,305	491,049
Granite Real Estate Investment Trust	6,404	297,637
Great Canadian Gaming Corp. *	8,727	289,754
Home Capital Group, Inc. *(a)	40,670	731,863
Horizon North Logistics, Inc.	70,800	90,123
Hudbay Minerals, Inc.	68,756	333,934
Hudson's Bay Co.	113,800	846,731
IAMGOLD Corp. *	136,068	494,868
IGM Financial, Inc.	36,500	1,008,327
Innergex Renewable Energy, Inc.	22,700	258,510
Interfor Corp. *	38,895	352,760
Intertape Polymer Group, Inc.	22,185	305,594
Just Energy Group, Inc.	73,014	253,928
Kinross Gold Corp. *	314,100	1,270,870
Kirkland Lake Gold Ltd.	5,600	231,587
Laurentian Bank of Canada	13,511	464,869
Lundin Mining Corp.	148,325	718,137
Maple Leaf Foods, Inc.	35,263	826,936
Martinrea International, Inc.	85,671	701,700
Medical Facilities Corp.	20,486	192,939
MEG Energy Corp. *	135,362	569,222
Morneau Shepell, Inc. (a)	12,412	285,707
Mullen Group Ltd.	70,292	537,389
NFI Group, Inc.	16,192	357,014
Norbord, Inc.	18,600	431,106
Northland Power, Inc.	26,946	512,868
Northview Apartment Real Estate Investment Trust	11,300	232,884
OceanaGold Corp.	166,972	452,917
Pan American Silver Corp.	56,805	865,116
Parex Resources, Inc. *	26,200	447,850
Parkland Fuel Corp.	39,300	1,284,292
Pason Systems, Inc.	21,196	284,905
Peyto Exploration & Development Corp.	135,102	409,462
PrairieSky Royalty Ltd.	20,900	279,976
Precision Drilling Corp. *	341,800	587,882
Premium Brands Holdings Corp.	5,200	378,436
Quebecor, Inc., Class B	40,700	922,056

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Restaurant Brands International, Inc.	13,900	1,023,701
Richelieu Hardware Ltd. (a)	18,514	365,567
Ritchie Bros. Auctioneers, Inc.	13,055	471,337
Rogers Sugar, Inc.	49,170	210,122
Russel Metals, Inc.	54,817	869,313
Secure Energy Services, Inc.	84,831	451,215
SEMAFO, Inc. *	101,900	408,434
Seven Generations Energy Ltd., Class A *	54,100	300,464
ShawCor Ltd.	51,796	678,159
Sherritt International Corp. *	214,500	40,631
SmartCentres Real Estate Investment Trust	26,625	653,420
Stantec, Inc.	32,848	782,498
Stella-Jones, Inc.	11,100	346,255
Superior Plus Corp.	92,743	926,165
The North West Co., Inc.	22,315	510,787
The Stars Group, Inc. *	14,600	227,219
TMX Group Ltd.	8,200	609,004
Toromont Industries Ltd.	15,281	766,481
Tourmaline Oil Corp.	55,277	728,762
Transcontinental, Inc., Class A	47,520	546,563
Trican Well Service Ltd. *	382,766	281,318
Turquoise Hill Resources Ltd. *	187,000	106,266
Uni-Select, Inc.	28,920	262,949
Vermilion Energy, Inc. (a)	45,400	813,540
Western Forest Products, Inc.	343,995	370,111
WestJet Airlines Ltd.	72,800	1,696,718
Westshore Terminals Investment Corp.	15,856	250,130
Wheaton Precious Metals Corp.	52,216	1,364,943
Whitecap Resources, Inc.	161,900	520,121
Winpak Ltd.	8,100	279,001
Yamana Gold, Inc.	330,300	976,034
		65,034,956

Denmark 1.1%
Chr. Hansen Holding A/S	5,757	502,683
D/S Norden A/S	23,491	351,503
Demant A/S *	12,788	376,763
Dfds A/S	11,387	419,402
FLSmidth & Co. A/S	20,086	822,669
Genmab A/S *	581	107,605
GN Store Nord A/S	14,226	674,815
H. Lundbeck A/S	6,447	248,530
Jyske Bank A/S *	19,891	633,920
Matas A/S	26,648	274,941
Nilfisk Holding A/S *	10,099	255,645
NKT A/S *	19,907	292,299
Rockwool International A/S, B Shares	2,222	542,326
Royal Unibrew A/S	6,450	480,669
Scandinavian Tobacco Group A/S	31,591	332,966
Schouw & Co. A/S	5,902	440,082
SimCorp A/S	3,388	305,369
Spar Nord Bank A/S	14,056	123,770
Sydbank A/S	28,692	499,153
Topdanmark A/S	5,557	284,829
Tryg A/S	25,794	787,263
		8,757,202

Finland 1.2%
Aktia Bank Oyj	10,312	97,601
Cargotec Oyj, B Shares	23,585	698,294
Caverion Oyj	52,839	350,957
Cramo Oyj	25,563	221,858
DNA Oyj	13,695	316,594
Finnair Oyj	33,081	233,098
Huhtamaki Oyj	29,023	1,102,482
Security	Number of Shares	Value ($)
Kemira Oyj	46,675	688,405
Konecranes Oyj	20,462	599,158
Metsa Board Oyj	72,602	362,162
Orion Oyj, Class B	33,096	1,132,223
Outotec Oyj *	80,669	503,538
Ramirent Oyj	45,995	458,248
Sanoma Oyj	46,758	463,262
Tieto Oyj	30,798	786,876
Tokmanni Group Corp.	11,857	107,237
Uponor Oyj	28,042	294,564
Valmet Oyj	31,816	617,789
Yit Oyj	64,933	359,315
		9,393,661

France 4.3%
Aeroports de Paris	4,296	738,524
Albioma S.A.	11,766	312,354
ALD S.A.	66,123	987,166
Altarea S.C.A.	677	138,197
Alten S.A.	6,196	766,504
Altran Technologies S.A.	66,693	1,052,106
Amundi S.A.	11,012	757,675
Beneteau S.A.	8,328	86,776
BioMerieux	5,171	437,585
Bonduelle S.C.A.	4,347	128,484
Cie Plastic Omnium S.A.	26,579	701,202
Coface S.A.	35,035	433,867
Covivio	9,382	959,136
Dassault Aviation S.A.	289	396,705
Derichebourg S.A.	86,967	321,583
Edenred	27,210	1,365,441
Elior Group S.A.	74,680	976,651
Elis S.A.	45,758	849,976
Eramet	3,297	157,681
Eurofins Scientific SE	921	393,968
Euronext N.V.	10,619	819,748
Europcar Mobility Group	40,523	253,759
Fnac Darty S.A. *	6,737	473,201
Gaztransport Et Technigaz S.A.	2,945	267,185
Gecina S.A.	5,682	871,791
Getlink SE	77,026	1,112,198
ICADE	9,569	831,542
Imerys S.A.	18,364	769,248
Ipsen S.A.	3,157	362,411
IPSOS	23,197	634,382
JCDecaux S.A.	20,612	593,436
Kaufman & Broad S.A.	7,502	308,048
Korian S.A.	13,867	547,342
Latecoere SACA *	62,282	261,823
LISI	7,403	214,712
Maisons du Monde S.A.	12,653	253,418
Mercialys S.A.	24,045	272,029
Mersen S.A.	3,401	121,720
Metropole Television S.A.	32,001	555,140
Neopost S.A.	36,934	742,100
Nexans S.A.	27,377	925,641
Nexity S.A.	16,624	798,175
Orpea	6,022	752,374
Remy Cointreau S.A.	3,071	455,206
Rothschild & Co.	4,181	130,983
SEB S.A.	5,705	912,527
Societe BIC S.A.	11,667	813,059
Solocal Group *	280,715	232,287
Sopra Steria Group	4,775	616,339
SPIE S.A.	56,205	1,041,792
Tarkett S.A.	22,740	380,386
Technicolor S.A. *	700,695	593,153
Television Francaise	71,396	715,270

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Trigano S.A.	1,209	121,298
UbiSoft Entertainment S.A. *	11,151	917,222
Vallourec S.A. *	335,475	1,164,619
Vicat S.A.	9,364	420,130
Vilmorin & Cie S.A.	3,336	182,818
		33,400,093

Germany 3.6%
1&1 Drillisch AG	3,794	114,659
Aareal Bank AG	23,858	678,765
Alstria Office REIT AG	7,677	124,077
Aroundtown S.A.	16,884	134,696
Axel Springer SE	13,471	929,806
Bauer AG	12,470	287,971
BayWa AG	20,761	540,394
Bechtle AG	7,384	817,931
Bertrandt AG	2,513	168,861
Bilfinger SE	32,544	955,478
CANCOM SE	7,602	428,345
Carl Zeiss Meditec AG, Class B	1,569	171,914
CECONOMY AG *	119,723	765,248
Cewe Stiftung & Co. KGaA	1,136	105,257
CTS Eventim AG & Co. KGaA	6,475	322,883
Deutsche Euroshop AG	10,203	276,043
Deutz AG	70,345	485,607
Dialog Semiconductor plc *	26,535	1,187,775
DMG Mori AG	5,038	235,631
Duerr AG	18,414	547,656
DWS Group GmbH & Co. KGaA	4,263	142,919
ElringKlinger AG *	40,879	232,023
Fielmann AG	5,625	392,916
Fraport AG Frankfurt Airport Services Worldwide	9,952	831,122
Gerresheimer AG	9,035	702,760
Grand City Properties S.A.	5,662	127,557
GRENKE AG	1,050	90,124
Hamburger Hafen und Logistik AG	5,117	128,995
Hapag-Lloyd AG	14,295	600,381
Heidelberger Druckmaschinen AG *	180,994	197,200
Hella GmbH & Co. KGaA	22,461	1,058,998
HOCHTIEF AG	7,099	804,447
Hornbach Holding AG & Co. KGaA	11,915	643,008
Indus Holding AG	9,606	381,229
Jenoptik AG	9,236	258,823
Knorr-Bremse AG	3,006	305,145
Koenig & Bauer AG	2,652	106,463
Krones AG	6,580	373,963
LEG Immobilien AG	7,006	807,940
Nordex SE *	32,608	381,729
Norma Group SE	8,779	315,263
Pfeiffer Vacuum Technology AG	1,648	229,684
Puma SE	14,017	981,439
QIAGEN N.V. *	9,129	346,511
Rational AG	153	104,146
Rhoen-Klinikum AG	14,029	372,723
SAF-Holland S.A.	25,600	264,688
Scout24 AG	14,188	789,233
Siemens Healthineers AG	7,284	302,410
Siltronic AG	4,509	352,897
Sixt SE	3,910	401,539
Software AG	13,868	389,271
Stabilus S.A.	2,620	119,401
Stroeer SE & Co. KGaA	1,828	143,999
Suedzucker AG	76,075	1,180,695
TAG Immobilien AG	19,348	455,477
Takkt AG	18,328	250,773
Talanx AG *	18,180	762,881
TLG Immobilien AG	8,446	248,235
Security	Number of Shares	Value ($)
Wacker Chemie AG	7,797	576,081
Wacker Neuson SE	12,651	253,481
Wirecard AG	2,931	491,884
Zalando SE *	12,429	568,584
		27,748,034

Greece 0.0%
TT Hellenic Postbank S.A. *(b)	24,275	—

Hong Kong 3.9%
AAC Technologies Holdings, Inc. (b)	142,500	765,730
ASM Pacific Technology Ltd. (b)	70,700	826,847
BOC Aviation Ltd. (b)	34,300	295,507
Brightoil Petroleum Holdings Ltd. *(b)	1,150,000	—
Cafe De Coral Holdings Ltd. (b)	142,000	472,178
Cathay Pacific Airways Ltd. (b)	390,000	550,038
China Harmony New Energy Auto Holding Ltd. (a)(b)	774,500	235,629
China Travel International Investment Hong Kong Ltd. (b)	988,000	181,614
Chow Tai Fook Jewellery Group Ltd. (b)	551,400	526,471
CITIC Telecom International Holdings Ltd. (b)	640,000	264,124
CK Infrastructure Holdings Ltd. (b)	32,000	248,097
Dah Sing Financial Holdings Ltd. (b)	48,000	215,222
Dairy Farm International Holdings Ltd.	75,123	562,526
Esprit Holdings Ltd. *(b)	4,081,476	677,800
First Pacific Co., Ltd. (b)	2,612,000	1,089,012
Fortune REIT (b)	98,000	128,298
Giordano International Ltd. (b)	730,000	250,834
Global Brands Group Holding Ltd. (b)	3,548,823	280,078
Haitong International Securities Group Ltd. (b)	371,000	108,682
Hang Lung Group Ltd. (b)	350,000	899,015
Hang Lung Properties Ltd. (b)	506,000	1,191,158
Huabao International Holdings Ltd. (b)	221,000	92,550
Hutchison Telecommunications Hong Kong Holdings Ltd.	780,000	168,861
Hysan Development Co., Ltd. (b)	80,000	381,122
IGG, Inc. (b)	73,000	69,357
Johnson Electric Holdings Ltd. (b)	201,500	362,675
K Wah International Holdings Ltd. (b)	600,000	312,183
Kerry Logistics Network Ltd. (b)	237,000	406,351
Kerry Properties Ltd. (b)	260,500	978,179
L'Occitane International S.A. (b)	156,500	325,869
Lifestyle International Holdings Ltd. (b)	128,500	175,586
Luk Fook Holdings International Ltd. (b)	218,000	657,605
Man Wah Holdings Ltd. (b)	652,000	314,336
Melco International Development Ltd. (b)	179,000	435,541
MGM China Holdings Ltd. (b)	221,200	361,468
Minth Group Ltd. (b)	155,500	438,213
MMG Ltd. *(b)	844,000	261,958
NagaCorp Ltd. (b)	104,000	156,326
NewOcean Energy Holdings Ltd. *	714,000	150,977
Nexteer Automotive Group Ltd. (b)	149,000	154,855
NWS Holdings Ltd. (b)	403,000	748,252
Pacific Basin Shipping Ltd. (b)	1,735,000	356,188
Pacific Textile Holdings Ltd. (b)	300,000	236,624
Pou Sheng International Holdings Ltd. (b)	1,376,000	383,191
Power Assets Holdings Ltd. (b)	86,643	619,261
Prada S.p.A. (b)	190,800	585,709
Road King Infrastructure Ltd. (b)	135,000	277,556
Sa Sa International Holdings Ltd. (a)(b)	648,518	181,694
Samsonite International S.A. (b)	327,400	641,078

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductor Manufacturing International Corp. *(b)	803,400	946,307
Shangri-La Asia Ltd. (b)	256,000	311,467
Shougang Fushan Resources Group Ltd. (b)	1,592,000	329,684
Shui On Land Ltd. (b)	1,725,000	368,212
SITC International Holdings Co., Ltd. (b)	357,000	393,500
SmarTone Telecommunications Holdings Ltd. (b)	275,000	252,725
Sun Art Retail Group Ltd. (b)	924,000	934,507
Swire Properties Ltd. (b)	146,600	529,357
Television Broadcasts Ltd. (b)	213,900	343,657
The Bank of East Asia Ltd. (b)	274,467	791,475
The Hongkong & Shanghai Hotels Ltd. (b)	177,238	230,994
Tingyi (Cayman Islands) Holding Corp. (b)	680,000	1,014,842
Towngas China Co., Ltd. *(b)	121,000	92,131
Truly International Holdings Ltd. *(b)	2,364,000	331,486
Uni-President China Holdings Ltd. (b)	375,000	443,534
Value Partners Group Ltd. (b)	150,000	89,422
Vitasoy International Holdings Ltd. (b)	70,000	329,534
VSTECS Holdings Ltd. (b)	630,000	344,559
VTech Holdings Ltd. (b)	81,500	714,781
Wynn Macau Ltd. (b)	338,800	760,210
Xinyi Glass Holdings Ltd. (b)	576,000	580,629
Xinyi Solar Holdings Ltd. (b)	257,680	141,464
		30,276,902

Ireland 0.4%
AIB Group plc	72,594	249,121
C&C Group plc	94,564	427,104
Glanbia plc	43,026	562,032
Irish Continental Group plc	40,470	187,265
Kingspan Group plc	20,336	997,280
Total Produce plc	241,150	373,734
		2,796,536

Israel 1.0%
Azrieli Group Ltd.	5,741	402,649
Cellcom Israel Ltd. *	22,298	63,769
Clal Insurance Enterprise Holdings Ltd. *	8,086	130,724
Delek Group Ltd.	1,542	235,159
El Al Israel Airlines *	462,548	117,693
Elbit Systems Ltd.	4,464	714,179
First International Bank of Israel Ltd. *	11,466	295,551
Gazit-Globe Ltd.	46,966	421,162
Harel Insurance Investments & Finances Service Ltd.	20,652	161,255
Israel Discount Bank Ltd., Class A	267,769	1,155,698
Mizrahi Tefahot Bank Ltd. *	25,263	606,172
Nice Ltd. *	5,409	824,868
Oil Refineries Ltd. *	682,050	365,967
Partner Communications Co., Ltd. *	48,946	199,728
Paz Oil Co., Ltd.	3,578	506,737
Shikun & Binui Ltd.	56,198	193,244
Shufersal Ltd.	19,861	146,087
The Israel Corp., Ltd. *	2,686	653,767
The Phoenix Holdings Ltd.	20,287	126,481
Tower Semiconductor Ltd. *	28,796	564,838
		7,885,728

Security	Number of Shares	Value ($)
Italy 2.4%
ACEA S.p.A.	20,855	392,146
Alitalia - Linee Aeree Italiane S.p.A. *(b)	14,782	—
Amplifon S.p.A.	12,634	311,394
Anima Holding S.p.A.	110,183	405,046
Astaldi S.p.A. *(a)	373,511	285,712
ASTM S.p.A.	18,820	651,263
Autogrill S.p.A.	59,911	633,234
Azimut Holding S.p.A.	40,063	750,874
Banca Carige S.p.A. *(b)	60,009,170	49,823
Banca Generali S.p.A.	13,759	400,592
Banca IFIS S.p.A.	6,401	90,433
Banca Mediolanum S.p.A.	74,445	532,664
Banca Monte dei Paschi di Siena S.p.A. *	145,236	210,086
Banca Popolare Di Sondrio Scarl	325,409	676,241
Buzzi Unicem S.p.A.	34,632	703,823
Cerved Group S.p.A.	46,176	363,858
Danieli & C Officine Meccaniche S.p.A.	18,513	323,394
Davide Campari-Milano S.p.A.	52,728	490,390
De'Longhi S.p.A.	18,232	366,575
DiaSorin S.p.A.	2,453	284,481
Enav S.p.A.	77,751	427,647
ERG S.p.A.	23,835	460,913
Esprinet S.p.A.	55,139	185,253
Ferrari N.V.	6,683	1,076,136
Fincantieri S.p.A. *	85,155	87,958
FinecoBank Banca Fineco S.p.A.	36,929	367,369
Freni Brembo S.p.A.	40,491	414,165
Industria Macchine Automatiche S.p.A.	1,453	114,080
Infrastrutture Wireless Italiane S.p.A.	13,347	135,020
Interpump Group S.p.A.	11,452	321,908
Iren S.p.A.	282,463	738,566
Italgas S.p.A.	150,746	952,529
MARR S.p.A.	10,114	218,019
Mediaset S.p.A. *	235,140	688,701
Moncler S.p.A.	12,125	497,855
OVS S.p.A. *	259,159	455,992
Piaggio & C. S.p.A.	39,946	119,978
Recordati S.p.A.	13,710	614,000
Salini Impregilo S.p.A. *(a)	148,168	283,282
Salvatore Ferragamo S.p.A.	14,973	314,017
Societa Cattolica di Assicurazioni SC	73,577	624,372
Societa Iniziative Autostradali e Servizi S.p.A.	23,125	438,635
Tod's S.p.A.	6,385	318,069
UnipolSai Assicurazioni S.p.A.	280,589	731,502
		18,507,995

Japan 34.0%
ABC-Mart, Inc.	7,700	486,657
Acom Co., Ltd.	33,300	117,631
Adastria Co., Ltd.	24,080	471,232
ADEKA Corp.	57,400	839,540
Advantest Corp.	20,900	804,835
Aeon Delight Co., Ltd.	10,300	306,902
AEON Financial Service Co., Ltd.	34,200	551,726
Aeon Mall Co., Ltd.	39,730	609,925
Ahresty Corp.	32,400	170,272
Aica Kogyo Co., Ltd.	16,200	466,675
Aichi Steel Corp.	13,600	424,231
Aida Engineering Ltd.	38,200	302,384
Ain Holdings, Inc.	6,400	350,086
Aisan Industry Co., Ltd.	46,300	309,776
Alconix Corp.	12,000	142,974
Alpen Co., Ltd.	16,100	229,760
Amano Corp.	23,500	706,940

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Anritsu Corp. (a)	28,000	513,908
AOKI Holdings, Inc.	30,300	297,125
Aoyama Trading Co., Ltd.	38,600	718,832
Aozora Bank Ltd.	35,400	811,280
Arata Corp.	15,900	514,654
Arcland Sakamoto Co., Ltd.	21,400	259,084
Arcs Co., Ltd.	41,400	861,149
Asahi Diamond Industrial Co., Ltd.	35,600	219,864
Asahi Holdings, Inc.	18,100	375,841
ASKUL Corp.	9,000	224,348
Autobacs Seven Co., Ltd.	41,300	672,083
Avex, Inc.	24,500	315,003
Axial Retailing, Inc.	10,100	349,892
Azbil Corp.	44,400	1,059,917
Belc Co., Ltd.	4,400	203,682
Belluna Co., Ltd.	13,400	86,537
Benesse Holdings, Inc.	34,900	816,827
BML, Inc.	8,000	219,571
Bunka Shutter Co., Ltd.	42,000	343,726
Calbee, Inc.	20,000	564,229
Canon Electronics, Inc.	13,300	217,682
Canon Marketing Japan, Inc.	35,300	676,149
Capcom Co., Ltd.	17,100	357,060
Cawachi Ltd.	18,300	340,052
Central Glass Co., Ltd.	31,500	716,062
Chiyoda Co., Ltd.	20,100	297,156
Chiyoda Corp. *	195,400	524,654
Chubu Shiryo Co., Ltd.	20,500	235,877
Chudenko Corp.	14,000	306,194
Chugoku Marine Paints Ltd.	29,700	222,281
CKD Corp.	32,200	353,250
Cocokara fine, Inc.	15,900	837,966
Colowide Co., Ltd.	5,000	97,450
CONEXIO Corp.	8,100	109,297
Cosmos Pharmaceutical Corp.	2,400	441,937
Create SD Holdings Co., Ltd.	9,500	212,818
Credit Saison Co., Ltd.	86,900	1,056,457
CyberAgent, Inc.	16,800	674,094
Daido Metal Co., Ltd.	35,200	211,511
Daifuku Co., Ltd.	13,700	749,298
Daihen Corp.	12,200	337,787
Daiho Corp.	10,100	250,945
Daiichikosho Co., Ltd.	13,300	549,368
Daikyonishikawa Corp.	39,700	326,764
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	11,800	325,700
Daio Paper Corp.	42,500	507,604
Daiseki Co., Ltd.	10,600	251,890
Daiwabo Holdings Co., Ltd.	14,600	707,522
DCM Holdings Co., Ltd.	80,000	754,920
Dena Co., Ltd.	48,786	930,470
Descente Ltd.	13,100	203,310
Dexerials Corp.	29,000	191,301
Disco Corp.	5,100	935,987
DMG Mori Co., Ltd.	27,700	401,245
Doshisha Co., Ltd.	16,000	249,334
Doutor Nichires Holdings Co., Ltd.	16,900	311,125
DTS Corp.	14,600	319,140
Duskin Co., Ltd.	24,900	659,048
DyDo Group Holdings, Inc.	6,400	251,439
Eagle Industry Co., Ltd.	24,200	241,407
Earth Corp.	5,500	235,895
Eizo Corp.	7,450	273,230
Exedy Corp.	27,800	566,721
Ezaki Glico Co., Ltd.	18,500	803,221
F-Tech, Inc.	12,900	87,809
F.C.C. Co., Ltd.	20,100	390,584
FamilyMart UNY Holdings Co., Ltd.	31,700	676,788
Fancl Corp.	10,400	261,365
Security	Number of Shares	Value ($)
Feed One Co., Ltd.	82,600	134,941
Foster Electric Co., Ltd.	36,200	633,292
FP Corp.	5,700	351,404
Fuji Co., Ltd.	20,500	346,797
Fuji Corp.	34,438	459,196
Fuji Media Holdings, Inc.	15,000	195,162
Fuji Oil Co., Ltd.	121,100	282,841
Fuji Oil Holdings, Inc.	16,300	501,783
Fuji Seal International, Inc.	10,400	304,692
Fuji Soft, Inc.	8,400	377,441
Fujimori Kogyo Co., Ltd.	11,200	300,948
Fujitec Co., Ltd.	47,500	592,141
Fujitsu General Ltd.	32,700	522,581
Fukuoka Financial Group, Inc.	43,100	789,265
Fukuyama Transporting Co., Ltd.	13,900	523,375
Funai Electric Co., Ltd. *	34,800	247,357
Furukawa Co., Ltd.	25,700	335,377
Futaba Corp.	16,900	225,033
Futaba Industrial Co., Ltd.	80,500	558,476
Fuyo General Lease Co., Ltd.	4,600	273,013
G-Tekt Corp.	25,300	368,832
Geo Holdings Corp.	40,700	535,663
Glory Ltd.	34,100	900,454
Gree, Inc.	90,600	425,301
GS Yuasa Corp.	50,900	951,989
GungHo Online Entertainment, Inc.	30,050	792,869
Gunze Ltd.	10,600	471,027
H-One Co., Ltd.	13,300	86,507
H.I.S. Co., Ltd.	13,400	326,812
Hakuto Co., Ltd.	9,000	101,342
Hamakyorex Co., Ltd.	6,900	246,543
Hamamatsu Photonics K.K.	19,000	704,609
Happinet Corp.	10,800	129,629
Hazama Ando Corp.	113,300	781,020
Heiwa Corp.	23,500	482,185
Heiwa Real Estate Co., Ltd.	5,200	109,204
Heiwado Co., Ltd.	26,800	492,012
Hikari Tsushin, Inc.	3,500	771,669
Hirose Electric Co., Ltd.	9,039	947,037
Hisamitsu Pharmaceutical Co., Inc.	15,100	606,848
Hitachi Capital Corp.	11,900	243,703
Hitachi Chemical Co., Ltd.	57,800	1,580,558
Hitachi High-Technologies Corp.	29,300	1,476,342
Hitachi Transport System Ltd.	21,400	665,636
Hitachi Zosen Corp.	197,000	706,466
Hokkaido Electric Power Co., Inc.	144,000	815,244
Hokuetsu Corp.	111,700	554,303
Hokuhoku Financial Group, Inc.	55,000	551,058
Horiba Ltd.	12,600	674,289
Hoshizaki Corp.	10,500	741,816
Hosiden Corp.	59,400	659,424
House Foods Group, Inc.	19,700	724,607
Hulic Co., Ltd.	56,700	487,074
IDOM, Inc.	64,400	242,590
Iino Kaiun Kaisha Ltd.	62,600	209,580
Inaba Denki Sangyo Co., Ltd.	18,900	870,410
Inabata & Co., Ltd.	61,200	796,362
Internet Initiative Japan, Inc.	13,300	248,572
Iriso Electronics Co., Ltd.	2,300	104,918
Iseki & Co., Ltd.	15,700	205,454
Ishihara Sangyo Kaisha Ltd.	24,700	262,415
Ito En Ltd.	16,600	724,869
Itochu Enex Co., Ltd.	64,800	524,367
Itochu Techno-Solutions Corp.	28,200	722,907
Itoham Yonekyu Holdings, Inc.	164,900	1,080,258
Iwatani Corp.	31,900	1,053,019
Izumi Co., Ltd.	15,900	596,411
Jaccs Co., Ltd.	14,900	296,341
Jafco Co., Ltd.	9,500	352,175

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Japan Airport Terminal Co., Ltd.	9,800	405,203
Japan Aviation Electronics Industry Ltd.	32,200	448,459
Japan Exchange Group, Inc.	60,400	885,192
Japan Petroleum Exploration Co., Ltd.	26,300	572,602
Japan Post Insurance Co., Ltd.	23,100	385,266
Japan Pulp & Paper Co., Ltd.	13,900	467,732
Joshin Denki Co., Ltd.	23,400	446,456
Joyful Honda Co., Ltd.	43,300	488,834
Juki Corp.	11,800	106,551
JVCKenwood Corp.	178,000	398,075
Kadokawa Dwango *	31,200	396,488
Kaga Electronics Co., Ltd.	22,000	334,687
Kagome Co., Ltd.	23,600	546,736
Kakaku.com, Inc.	13,800	286,642
Kaken Pharmaceutical Co., Ltd.	11,400	552,266
Kameda Seika Co., Ltd.	4,500	210,182
Kamigumi Co., Ltd.	49,100	1,128,765
Kanamoto Co., Ltd.	14,900	382,998
Kandenko Co., Ltd.	66,200	577,194
Kanematsu Corp.	82,700	948,810
Kansai Paint Co., Ltd.	54,500	1,076,200
Kasai Kogyo Co., Ltd.	46,700	383,172
Kato Sangyo Co., Ltd.	25,100	740,702
Kato Works Co., Ltd.	4,900	87,468
Keihan Holdings Co., Ltd.	22,700	920,049
Keihin Corp.	47,000	652,343
Keikyu Corp.	57,900	973,044
Keisei Electric Railway Co., Ltd.	24,500	900,558
KH Neochem Co., Ltd.	9,800	242,803
Kintetsu World Express, Inc.	22,400	300,372
Kissei Pharmaceutical Co., Ltd.	9,800	242,062
Kitz Corp.	51,000	346,519
Kobayashi Pharmaceutical Co., Ltd.	8,500	606,434
Kohnan Shoji Co., Ltd.	22,700	494,806
Kokusai Pulp & Paper Co., Ltd.	52,200	166,903
Kokuyo Co., Ltd.	46,900	632,594
Komeri Co., Ltd.	23,100	474,548
Komori Corp.	26,600	268,616
Konami Holdings Corp.	20,300	861,326
Konishi Co., Ltd.	17,300	246,343
Konoike Transport Co., Ltd.	23,900	369,784
Kose Corp.	3,300	562,526
Kumagai Gumi Co., Ltd.	17,800	475,855
Kura Sushi, Inc.	2,100	86,086
Kurabo Industries Ltd.	18,900	364,293
Kureha Corp.	7,900	523,334
Kurita Water Industries Ltd.	42,800	1,080,505
Kusuri no Aoki Holdings Co., Ltd.	1,500	99,177
KYB Corp. *	28,300	803,128
Kyoei Steel Ltd.	17,300	293,024
Kyokuto Kaihatsu Kogyo Co., Ltd.	21,000	259,124
Kyokuyo Co., Ltd.	9,600	268,866
KYORIN Holdings, Inc.	20,700	348,192
Kyoritsu Maintenance Co., Ltd.	4,300	185,122
Kyowa Exeo Corp.	42,100	1,011,131
Kyowa Kirin Co., Ltd.	57,500	947,659
Kyudenko Corp.	14,900	461,337
Kyushu Financial Group, Inc.	100,600	381,795
Lawson, Inc.	16,200	809,539
Life Corp.	16,300	336,112
Lintec Corp.	28,700	603,871
Lion Corp.	50,000	981,532
LIXIL VIVA Corp.	8,300	100,870
M3, Inc.	16,000	322,328
Mabuchi Motor Co., Ltd.	19,100	659,406
Macnica Fuji Electronics Holdings, Inc.	39,700	550,809
Maeda Corp.	57,500	430,794
Maeda Road Construction Co., Ltd.	36,800	780,913
Makino Milling Machine Co., Ltd.	11,600	483,582
Security	Number of Shares	Value ($)
Mandom Corp.	10,700	251,765
Marudai Food Co., Ltd.	31,300	584,994
Maruha Nichiro Corp.	18,000	525,845
Marui Group Co., Ltd.	46,100	995,985
Maruichi Steel Tube Ltd.	21,600	568,665
Maruzen Showa Unyu Co., Ltd.	4,800	142,590
Max Co., Ltd.	18,700	294,944
Maxell Holdings Ltd.	32,400	414,208
MCJ Co., Ltd.	15,200	111,151
Mebuki Financial Group, Inc.	261,100	644,257
Megmilk Snow Brand Co., Ltd.	33,400	713,722
Meidensha Corp.	30,000	462,461
Meitec Corp.	7,400	381,374
Ministop Co., Ltd.	6,000	81,944
Miraca Holdings, Inc.	40,800	922,487
Mirait Holdings Corp.	40,400	596,483
Mitsuba Corp.	82,400	490,287
Mitsubishi Logistics Corp.	27,000	718,065
Mitsubishi Pencil Co., Ltd.	12,400	191,800
Mitsubishi Steel Manufacturing Co., Ltd.	8,700	97,240
Mitsubishi UFJ Lease & Finance Co., Ltd.	102,200	541,579
Mitsuboshi Belting Ltd.	11,200	205,338
Mitsui E&S Holdings Co., Ltd. *	93,300	817,611
Mitsui Matsushima Holdings Co., Ltd.	7,700	91,573
Mitsui Sugar Co., Ltd.	8,200	174,931
Mitsui-Soko Holdings Co., Ltd.	15,600	221,045
Miura Co., Ltd.	15,100	417,391
Mizuno Corp.	16,400	376,436
Mochida Pharmaceutical Co., Ltd.	7,700	323,425
Modec, Inc.	4,200	111,471
Morinaga & Co., Ltd.	10,700	501,688
Morinaga Milk Industry Co., Ltd.	34,400	1,334,918
Morita Holdings Corp.	13,000	213,414
MOS Food Services, Inc.	8,700	193,856
Musashi Seimitsu Industry Co., Ltd.	24,900	325,812
Nabtesco Corp.	39,500	1,064,110
Nachi-Fujikoshi Corp.	12,200	513,344
Namura Shipbuilding Co., Ltd.	84,700	223,337
Nankai Electric Railway Co., Ltd.	30,800	737,934
NEC Networks & System Integration Corp.	15,200	393,055
NET One Systems Co., Ltd.	21,000	553,881
Nexon Co., Ltd. *	53,522	847,172
Nichi-iko Pharmaceutical Co., Ltd.	20,400	233,753
Nichias Corp.	27,300	488,962
Nichicon Corp.	41,900	344,815
Nichiha Corp.	12,900	336,476
NichiiGakkan Co., Ltd.	23,100	365,531
Nifco, Inc.	30,700	757,171
Nihon Kohden Corp.	21,800	596,536
Nihon Parkerizing Co., Ltd.	34,600	385,535
Nihon Unisys Ltd.	19,500	639,986
Nikkiso Co., Ltd.	29,600	378,836
Nikkon Holdings Co., Ltd.	25,500	595,876
Nippo Corp.	35,200	670,608
Nippon Chemi-Con Corp.	9,700	148,461
Nippon Denko Co., Ltd.	56,800	97,561
Nippon Densetsu Kogyo Co., Ltd.	17,500	335,289
Nippon Flour Mills Co., Ltd.	34,700	547,247
Nippon Gas Co., Ltd.	12,800	359,274
Nippon Kayaku Co., Ltd.	77,400	910,070
Nippon Koei Co., Ltd.	10,300	225,960
Nippon Light Metal Holdings Co., Ltd.	482,600	882,233
Nippon Paint Holdings Co., Ltd.	21,000	913,715
Nippon Seiki Co., Ltd.	35,200	616,510
Nippon Sheet Glass Co., Ltd.	94,600	591,592
Nippon Shinyaku Co., Ltd.	5,400	389,127

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nippon Signal Co., Ltd.	35,700	396,238
Nippon Soda Co., Ltd.	18,900	475,366
Nippon Suisan Kaisha Ltd.	150,200	946,539
Nippon Television Holdings, Inc.	13,100	180,324
Nippon Yakin Kogyo Co., Ltd.	48,700	93,129
Nipro Corp.	56,500	626,358
Nishi-Nippon Financial Holdings, Inc.	57,800	408,298
Nishi-Nippon Railroad Co., Ltd.	37,000	780,514
Nishimatsu Construction Co., Ltd.	35,400	668,870
Nishimatsuya Chain Co., Ltd.	33,400	269,279
Nishio Rent All Co., Ltd.	10,400	290,738
Nissan Chemical Corp.	20,400	892,119
Nissan Shatai Co., Ltd.	82,500	689,989
Nissha Co., Ltd.	20,800	241,068
Nissin Electric Co., Ltd.	11,400	130,974
Nissin Kogyo Co., Ltd.	32,600	447,973
Nittetsu Mining Co., Ltd.	7,600	329,334
Nitto Boseki Co., Ltd.	13,800	310,152
Nitto Kogyo Corp.	19,500	371,262
NOF Corp.	20,100	719,466
Nojima Corp.	17,500	281,767
Nomura Co., Ltd.	17,400	235,618
Nomura Research Institute Ltd.	66,880	1,184,160
Noritake Co., Ltd.	6,000	233,739
Noritz Corp.	33,600	411,250
North Pacific Bank Ltd.	287,000	639,868
NS Solutions Corp.	10,300	346,982
NS United Kaiun Kaisha Ltd.	4,300	95,327
NSD Co., Ltd.	10,300	317,258
Obic Co., Ltd.	4,800	511,442
Oiles Corp.	15,080	213,973
Okabe Co., Ltd.	24,300	186,899
Okamoto Industries, Inc.	4,800	222,712
Okamura Corp.	42,900	418,210
Okasan Securities Group, Inc.	91,600	327,429
Oki Electric Industry Co., Ltd.	75,200	1,000,225
OKUMA Corp.	12,900	670,680
Okumura Corp.	17,200	490,060
Onoken Co., Ltd.	11,700	147,089
Onward Holdings Co., Ltd.	117,300	601,578
Open House Co., Ltd.	6,400	278,829
Oracle Corp., Japan	5,200	431,756
Orient Corp.	232,600	272,204
Osaka Soda Co., Ltd.	10,300	251,037
Osaki Electric Co., Ltd.	17,000	102,130
OSG Corp.	24,900	494,232
Pacific Industrial Co., Ltd.	22,900	322,323
PALTAC Corp.	18,600	907,958
Paramount Bed Holdings Co., Ltd.	7,300	279,192
Park24 Co., Ltd.	26,800	579,237
Penta-Ocean Construction Co., Ltd.	140,200	678,931
Persol Holdings Co., Ltd.	48,700	1,177,905
Pigeon Corp.	10,800	393,820
Pilot Corp.	6,400	241,721
Piolax, Inc.	11,003	197,291
Plenus Co., Ltd.	21,000	345,025
Pola Orbis Holdings, Inc.	13,800	346,818
Press Kogyo Co., Ltd.	95,300	430,679
Prima Meat Packers Ltd.	22,200	415,604
Raito Kogyo Co., Ltd.	21,600	284,268
Raiznext Corp.	24,600	261,750
Rakuten, Inc.	134,260	1,369,346
Relia, Inc.	22,400	264,612
Relo Group, Inc.	11,200	296,798
Rengo Co., Ltd.	129,200	981,093
Resorttrust, Inc.	18,700	270,895
Restar Holdings Corp.	23,400	351,766
Riken Corp.	6,100	237,433
Rinnai Corp.	14,900	1,004,122
Security	Number of Shares	Value ($)
Riso Kagaku Corp.	14,300	225,646
Rohto Pharmaceutical Co., Ltd.	20,200	581,855
Round One Corp.	25,000	379,985
Royal Holdings Co., Ltd.	9,500	235,803
Ryobi Ltd.	22,200	411,490
Ryosan Co., Ltd.	28,200	688,642
Ryoyo Electro Corp.	21,400	355,020
S Foods, Inc.	8,500	260,945
Saizeriya Co., Ltd.	15,500	362,268
Sakai Chemical Industry Co., Ltd.	11,500	264,283
Sakata INX Corp.	29,700	298,207
Sakata Seed Corp.	6,400	206,807
Sala Corp.	18,900	100,948
San-A Co., Ltd.	9,700	389,432
Sanden Holdings Corp. *	48,000	228,191
Sangetsu Corp.	28,000	507,474
Sanken Electric Co., Ltd.	17,300	361,620
Sanki Engineering Co., Ltd.	28,900	325,527
Sankyo Co., Ltd.	15,400	530,174
Sankyo Tateyama, Inc.	43,300	485,830
Sankyu, Inc.	20,400	1,095,247
Sanoh Industrial Co., Ltd.	22,600	105,481
Sanrio Co., Ltd.	16,500	332,854
Sanshin Electronics Co., Ltd.	9,700	162,497
Sanwa Holdings Corp.	82,300	917,525
Sanyo Chemical Industries Ltd.	6,450	306,536
Sanyo Denki Co., Ltd.	5,600	242,146
Sanyo Shokai Ltd.	17,100	241,066
Sanyo Special Steel Co., Ltd.	22,800	312,499
Sapporo Holdings Ltd.	42,300	954,094
Sato Holdings Corp.	9,100	219,795
Sawai Pharmaceutical Co., Ltd.	11,300	623,447
SBI Holdings, Inc.	41,400	941,268
SCREEN Holdings Co., Ltd.	14,700	796,532
SCSK Corp.	10,576	502,113
Seibu Holdings, Inc.	63,500	998,380
Seiko Holdings Corp.	19,000	369,073
Seiren Co., Ltd.	20,500	282,207
Sekisui Jushi Corp.	11,000	209,530
Senko Group Holdings Co., Ltd.	76,700	600,915
Senshu Ikeda Holdings, Inc.	101,500	186,199
Seven Bank Ltd.	165,400	447,479
Sharp Corp.	35,400	444,008
Shibuya Corp.	3,400	94,016
Shima Seiki Manufacturing Ltd.	7,200	210,430
Shimachu Co., Ltd.	27,200	600,235
Shindengen Electric Manufacturing Co., Ltd.	5,700	185,028
Shinko Electric Industries Co., Ltd.	46,100	370,720
Shinko Shoji Co., Ltd.	8,800	154,889
Shinmaywa Industries Ltd.	48,400	604,976
Shinsei Bank Ltd.	36,500	551,331
Shinsho Corp.	7,200	150,666
Ship Healthcare Holdings, Inc.	15,300	687,525
Shizuoka Gas Co., Ltd.	57,100	441,306
SHO-BOND Holdings Co., Ltd.	7,100	243,733
Shochiku Co., Ltd.	2,100	229,897
Shoei Foods Corp.	3,800	108,703
Showa Corp.	35,800	481,568
Siix Corp.	27,000	340,994
Sintokogio Ltd.	32,700	275,271
SKY Perfect JSAT Holdings, Inc.	94,700	373,664
Sohgo Security Services Co., Ltd.	18,800	911,356
Sony Financial Holdings, Inc.	35,199	852,764
Sotetsu Holdings, Inc.	20,800	549,323
Square Enix Holdings Co., Ltd.	20,200	689,016
St. Marc Holdings Co., Ltd.	9,500	201,734
Starts Corp., Inc.	11,600	274,210
Starzen Co., Ltd.	10,800	415,701

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sugi Holdings Co., Ltd.	17,800	856,824
Sumco Corp.	64,500	845,330
Sumitomo Bakelite Co., Ltd.	14,700	500,052
Sumitomo Dainippon Pharma Co., Ltd.	32,200	591,341
Sumitomo Mitsui Construction Co., Ltd.	83,780	445,330
Sumitomo Osaka Cement Co., Ltd.	22,400	855,474
Sumitomo Riko Co., Ltd.	42,100	326,702
Sumitomo Seika Chemicals Co., Ltd.	6,600	206,169
Sundrug Co., Ltd.	33,500	926,246
Suruga Bank Ltd. *	125,000	474,228
Sushiro Global Holdings Ltd.	5,200	318,925
T-Gaia Corp.	19,800	400,463
Tachi-S Co., Ltd.	36,500	467,722
Tachibana Eletech Co., Ltd.	20,100	311,730
Tadano Ltd.	68,800	618,605
Taihei Dengyo Kaisha Ltd.	10,200	210,741
Taikisha Ltd.	15,400	459,315
Taisho Pharmaceutical Holdings Co., Ltd.	8,700	663,378
Taiyo Holdings Co., Ltd.	3,000	92,026
Taiyo Nippon Sanso Corp.	39,900	818,117
Taiyo Yuden Co., Ltd.	45,100	892,081
Takamatsu Construction Group Co., Ltd.	9,800	205,875
Takara Holdings, Inc.	52,100	537,731
Takara Standard Co., Ltd.	30,500	478,104
Takasago International Corp.	9,800	268,973
Takasago Thermal Engineering Co., Ltd.	32,200	497,112
Takeuchi Manufacturing Co., Ltd.	13,000	201,061
Takuma Co., Ltd.	23,600	280,042
Tamron Co., Ltd.	10,400	232,707
Tamura Corp.	23,000	129,523
TechnoPro Holdings, Inc.	4,600	259,761
The 77 Bank Ltd.	17,900	255,192
The Awa Bank Ltd.	9,300	211,117
The Bank of Kyoto Ltd.	10,600	411,385
The Chiba Bank Ltd.	190,900	944,167
The Chugoku Bank Ltd.	51,800	452,879
The Gunma Bank Ltd.	156,500	539,158
The Hachijuni Bank Ltd.	134,700	507,595
The Hiroshima Bank Ltd.	112,500	537,669
The Hokkoku Bank Ltd.	8,000	222,225
The Hyakugo Bank Ltd.	60,000	175,940
The Hyakujushi Bank Ltd.	10,400	206,989
The Iyo Bank Ltd.	89,600	435,465
The Japan Steel Works Ltd.	29,900	520,610
The Japan Wool Textile Co., Ltd.	41,000	339,073
The Juroku Bank Ltd.	14,400	293,596
The Keiyo Bank Ltd.	49,700	302,488
The Kiyo Bank Ltd.	23,700	308,664
The Musashino Bank Ltd.	12,200	235,655
The Nanto Bank Ltd.	12,500	268,415
The Nippon Road Co., Ltd.	5,300	294,850
The Nisshin Oillio Group Ltd.	20,500	597,358
The Ogaki Kyoritsu Bank Ltd.	12,400	266,713
The Oita Bank Ltd.	3,100	87,840
The Okinawa Electric Power Co., Inc.	31,831	495,036
The San-in Godo Bank Ltd.	42,900	259,140
The Shiga Bank Ltd.	12,400	273,468
The Shizuoka Bank Ltd.	130,400	901,614
The Sumitomo Warehouse Co., Ltd.	32,000	412,068
THK Co., Ltd.	39,700	1,000,527
Toa Corp.	18,300	237,686
Toagosei Co., Ltd.	69,100	714,888
Toda Corp.	111,600	611,315
Toei Co., Ltd.	2,100	287,869
Toho Co., Ltd.	24,400	947,381
Toho Zinc Co., Ltd.	13,200	282,380
Tokai Carbon Co., Ltd. (a)	29,900	292,991
Security	Number of Shares	Value ($)
TOKAI Holdings Corp.	58,800	501,641
Tokai Rika Co., Ltd.	49,800	815,741
Tokai Tokyo Financial Holdings, Inc.	100,900	306,148
Token Corp.	6,250	358,783
Tokuyama Corp.	30,600	704,354
Tokyo Broadcasting System Holdings, Inc.	16,900	286,476
Tokyo Century Corp.	9,500	392,683
Tokyo Dome Corp.	36,900	339,571
Tokyo Ohka Kogyo Co., Ltd.	15,400	520,802
Tokyo Seimitsu Co., Ltd.	14,800	415,016
Tokyo Steel Manufacturing Co., Ltd.	46,100	350,180
Tokyo Tatemono Co., Ltd.	70,800	826,099
Tokyu Construction Co., Ltd.	37,500	256,496
TOMONY Holdings, Inc.	27,500	89,399
Tomy Co., Ltd.	34,400	439,355
Tonami Holdings Co., Ltd.	2,200	114,400
Topcon Corp.	29,700	346,754
Toppan Forms Co., Ltd.	43,100	375,450
Topre Corp.	26,500	397,528
Topy Industries Ltd.	22,000	468,931
Toshiba Machine Co., Ltd.	18,000	395,948
Toshiba Plant Systems & Services Corp.	14,200	237,608
Toshiba TEC Corp.	14,600	432,801
Totetsu Kogyo Co., Ltd.	12,800	350,052
Towa Pharmaceutical Co., Ltd.	3,700	92,850
Toyo Construction Co., Ltd.	57,800	227,502
Toyo Ink SC Holdings Co., Ltd.	31,300	683,869
Toyo Tire Corp.	75,000	979,754
Toyobo Co., Ltd.	70,900	884,751
Toyota Boshoku Corp.	61,300	860,540
TPR Co., Ltd.	23,300	403,511
Trancom Co., Ltd.	3,800	218,968
Transcosmos, Inc.	17,200	365,843
Trend Micro, Inc.	17,500	763,034
Trusco Nakayama Corp.	16,900	347,283
TSI Holdings Co., Ltd.	85,400	460,818
Tsubaki Nakashima Co., Ltd.	12,800	220,696
Tsubakimoto Chain Co.	20,300	665,029
Tsukishima Kikai Co., Ltd.	17,600	208,150
Tsumura & Co.	19,100	526,323
TV Asahi Holdings Corp.	14,300	234,579
U-Shin Ltd. *	6,900	62,217
UACJ Corp.	31,330	512,253
Ulvac, Inc.	15,800	661,343
Unipres Corp.	51,600	840,083
United Arrows Ltd.	12,300	352,497
United Super Markets Holdings, Inc.	68,800	610,185
Unizo Holdings Co., Ltd.	5,700	184,992
Ushio, Inc.	54,800	699,159
USS Co., Ltd.	35,900	710,927
Valor Holdings Co., Ltd.	34,900	720,450
Vital KSK Holdings, Inc.	22,100	214,219
VT Holdings Co., Ltd.	64,200	252,333
Wacoal Holdings Corp.	29,800	722,908
Wacom Co., Ltd.	59,800	210,651
Wakita & Co., Ltd.	24,600	246,487
Warabeya Nichiyo Holdings Co., Ltd.	23,100	363,031
Welcia Holdings Co., Ltd.	14,600	678,394
World Co., Ltd.	5,700	112,623
Xebio Holdings Co., Ltd.	29,300	324,420
Yamabiko Corp.	26,500	224,711
Yamaguchi Financial Group, Inc.	72,100	503,372
Yamato Kogyo Co., Ltd.	15,600	403,560
Yamazen Corp.	53,900	512,084
Yaoko Co., Ltd.	7,600	347,999
Yellow Hat Ltd.	21,900	279,945
Yodogawa Steel Works Ltd.	26,000	494,899
Yokogawa Bridge Holdings Corp.	13,700	212,963

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yokohama Reito Co., Ltd.	30,800	289,016
Yorozu Corp.	28,600	375,563
Yoshinoya Holdings Co., Ltd.	29,000	562,814
Yuasa Trading Co., Ltd.	16,700	470,683
Yurtec Corp.	43,000	285,333
Zenkoku Hosho Co., Ltd.	3,000	117,019
Zensho Holdings Co., Ltd.	24,200	519,858
Zeon Corp.	84,500	977,227
ZERIA Pharmaceutical Co., Ltd.	10,500	190,625
Zojirushi Corp. (a)	19,500	234,913
ZOZO, Inc.	14,300	269,646
		262,950,840

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	69,773	—

Netherlands 1.8%
Accell Group N.V.	13,932	333,131
Altice Europe N.V. *	369,213	1,374,522
Altice Europe N.V., Class B *	38,212	142,547
AMG Advanced Metallurgical Group N.V. (a)	3,687	105,555
Arcadis N.V.	50,997	1,040,418
ASM International N.V.	10,271	837,788
BE Semiconductor Industries N.V.	16,863	499,073
Brunel International N.V.	18,858	268,868
Corbion N.V.	23,857	779,615
Eurocommercial Properties N.V. CVA	11,728	295,750
ForFarmers N.V.	37,478	294,650
Fugro N.V. CVA *(a)	81,879	668,315
GrandVision N.V.	11,408	341,941
IMCD N.V.	3,721	327,820
Intertrust N.V.	8,368	159,848
Koninklijke BAM Groep N.V	200,046	669,211
Koninklijke Volkerwessels N.V.	22,793	454,678
Koninklijke Vopak N.V.	17,758	875,560
NSI N.V.	5,335	226,545
OCI N.V. *	13,973	364,444
PostNL N.V.	274,723	470,267
SBM Offshore N.V.	56,549	1,118,941
Sligro Food Group N.V.	20,746	666,009
TKH Group N.V.	12,947	768,135
TomTom N.V. *	18,856	223,473
Wereldhave N.V. (a)	12,244	260,249
		13,567,353

New Zealand 1.1%
Air New Zealand Ltd.	382,679	681,254
Auckland International Airport Ltd.	91,242	555,850
Chorus Ltd.	180,409	653,314
EBOS Group Ltd.	33,634	550,065
Fisher & Paykel Healthcare Corp., Ltd.	52,989	571,157
Freightways Ltd.	19,022	107,008
Genesis Energy Ltd.	244,083	548,855
Infratil Ltd.	214,727	654,599
Mainfreight Ltd.	21,481	592,070
Mercury NZ Ltd.	216,755	648,281
Meridian Energy Ltd.	314,506	968,034
SKY Network Television Ltd.	620,530	516,456
SKYCITY Entertainment Group Ltd.	240,936	632,060
Z Energy Ltd.	157,593	670,257
		8,349,260

Security	Number of Shares	Value ($)
Norway 1.4%
Adevinta A.S.A., Class A *	10,893	122,252
Adevinta A.S.A., Class B *	11,679	129,887
Aker A.S.A., A Shares	7,724	406,497
Aker BP A.S.A.	4,516	127,798
Aker Solutions A.S.A. *	107,172	342,807
Atea A.S.A. *	41,822	533,588
Austevoll Seafood A.S.A.	30,562	310,936
Bakkafrost P/F	6,789	390,930
Borregaard A.S.A.	34,574	362,065
BW LPG Ltd. *	79,059	361,703
BW Offshore Ltd. *	22,768	127,824
DOF A.S.A. *(a)	257,501	105,579
Elkem A.S.A.	43,809	119,177
Entra A.S.A.	20,049	290,811
Europris A.S.A.	94,548	271,286
Gjensidige Forsikring A.S.A.	53,516	1,039,471
Kongsberg Automotive A.S.A. *	270,843	199,689
Kongsberg Gruppen A.S.A.	26,870	340,577
Kvaerner A.S.A.	65,354	91,853
Leroy Seafood Group A.S.A.	58,083	365,137
PGS A.S.A. *	348,341	493,862
Salmar A.S.A.	8,536	394,267
Schibsted A.S.A., B Shares	11,284	291,503
Schibsted A.S.A., Class A	9,893	266,057
Sparebank 1 Nord Norge	46,738	343,818
SpareBank 1 SMN	39,720	437,295
SpareBank 1 SR Bank A.S.A.	34,976	376,317
Storebrand A.S.A.	83,651	565,281
TGS NOPEC Geophysical Co., A.S.A.	31,197	754,069
Tomra Systems A.S.A.	13,009	382,619
Veidekke A.S.A.	51,667	465,538
XXL A.S.A. *(a)	69,803	213,997
		11,024,490

Poland 1.2%
Alior Bank S.A. *	20,486	246,718
Asseco Poland S.A.	58,122	822,506
Bank Handlowy w Warszawie S.A.	6,731	91,546
Bank Millennium S.A. *	95,708	186,801
CCC S.A.	2,351	90,766
Ciech S.A. *	9,055	92,298
Cyfrowy Polsat S.A.	77,634	600,434
Enea S.A. *	266,968	566,549
Energa S.A. *	436,183	822,033
Eurocash S.A.	74,728	360,534
Grupa Azoty S.A.	56,629	651,574
Grupa Lotos S.A.	45,988	1,032,995
Jastrzebska Spolka Weglowa S.A. *	17,909	179,874
Kernel Holding S.A.	25,782	321,761
LPP S.A.	196	396,708
mBank S.A. *	2,443	220,226
Orange Polska S.A. *	850,848	1,479,364
PLAY Communications S.A.	78,132	635,914
Santander Bank Polska S.A.	4,609	387,888
		9,186,489

Portugal 0.4%
Banco Espirito Santo S.A. *(b)	320,558	—
CTT-Correios de Portugal S.A.	127,892	272,676
EDP Renovaveis S.A.	23,272	239,073
Mota-Engil SGPS, S.A.	110,264	221,346
NOS SGPS, S.A.	79,050	490,852
Redes Energeticas Nacionais SGPS, S.A.	145,272	392,678

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semapa-Sociedade de Investimento e Gestao	16,361	216,977
Sonae SGPS, S.A.	724,533	675,681
The Navigator Co., S.A.	138,340	465,034
		2,974,317

Republic of Korea 5.0%
AK Holdings, Inc.	2,270	78,447
AMOREPACIFIC Group	11,305	545,461
Asiana Airlines, Inc. *	87,254	424,338
BNK Financial Group, Inc.	160,018	943,918
Celltrion, Inc. *	1,383	197,390
Cheil Worldwide, Inc.	22,507	513,641
CJ ENM Co., Ltd.	3,133	436,518
CJ Hello Co., Ltd.	14,856	74,843
CJ Logistics Corp. *	2,900	334,806
Com2uSCorp	1,220	90,465
Daeduck Electronics Co.	26,632	229,150
Daesang Corp.	14,759	296,545
Daewoo Engineering & Construction Co., Ltd. *	107,185	369,463
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	8,654	212,982
DB HiTek Co., Ltd.	9,767	108,431
DGB Financial Group, Inc.	93,202	591,810
Dongkuk Steel Mill Co., Ltd. *	110,593	618,875
Dongwon Industries Co., Ltd.	475	91,797
Doosan Bobcat, Inc.	10,816	326,764
Doosan Corp.	8,100	715,084
Doosan Infracore Co., Ltd. *	110,456	574,792
Fila Korea Ltd.	2,037	115,264
Green Cross Corp.	847	76,446
Green Cross Holdings Corp.	4,764	78,526
GS Engineering & Construction Corp.	17,200	489,881
GS Home Shopping, Inc.	1,428	201,931
GS Retail Co., Ltd.	15,270	480,326
Halla Holdings Corp.	6,476	234,088
Hanjin Transportation Co., Ltd.	7,821	204,603
Hanon Systems	54,235	533,386
Hansol Paper Co., Ltd.	16,187	192,698
Hanssem Co., Ltd.	3,706	189,225
Hanwha Aerospace Co., Ltd. *	18,155	491,887
Hanwha General Insurance Co., Ltd.	95,501	280,820
Hanwha Life Insurance Co., Ltd.	286,807	633,895
Harim Holdings Co., Ltd.	30,780	265,130
HDC Holdings Co., Ltd.	19,412	203,620
Hite Jinro Co., Ltd.	18,944	339,444
Hotel Shilla Co., Ltd.	6,609	435,541
Huchems Fine Chemical Corp.	5,221	100,021
Hyosung Corp.	6,337	435,463
Hyundai Corp.	14,593	238,968
Hyundai Department Store Co., Ltd.	8,017	500,082
Hyundai Elevator Co., Ltd. *	1,420	95,345
Hyundai Greenfood Co., Ltd.	31,717	331,353
Hyundai Home Shopping Network Corp.	2,580	203,460
Hyundai Merchant Marine Co., Ltd. *	71,916	200,064
Hyundai Mipo Dockyard Co., Ltd.	2,067	74,296
Hyundai Rotem Co., Ltd. *	12,553	174,615
iMarketKorea, Inc.	40,579	401,523
Interpark Holdings Corp.	52,966	97,733
IS Dongseo Co., Ltd.	3,777	105,974
JB Financial Group Co., Ltd.	72,617	337,366
Kakao Corp.	2,682	285,705
Kangwon Land, Inc.	28,121	730,894
KCC Corp.	3,177	651,348
Security	Number of Shares	Value ($)
KEPCO Plant Service & Engineering Co., Ltd.	10,687	287,050
Kolon Corp.	8,955	123,369
Kolon Industries, Inc.	17,053	571,054
Korea Aerospace Industries Ltd.	16,677	517,630
Korea Investment Holdings Co., Ltd.	6,545	408,324
Korea Petrochemical Ind Co., Ltd.	2,477	250,093
Korean Reinsurance Co.	66,874	450,814
Kumho Petrochemical Co., Ltd.	8,774	601,685
Kumho Tire Co., Inc. *	125,489	423,978
LF Corp.	16,143	332,598
LG Hausys Ltd.	9,101	458,852
LG Innotek Co., Ltd.	10,621	1,002,920
LG International Corp.	57,765	896,039
Lotte Chilsung Beverage Co., Ltd.	1,762	215,950
Lotte Corp.	4,553	130,245
LOTTE Fine Chemical Co., Ltd.	7,199	294,299
LOTTE Himart Co., Ltd.	13,533	418,852
LS Corp.	22,206	824,527
LS Industrial Systems Co., Ltd.	8,168	316,573
Mando Corp.	31,962	909,098
Meritz Financial Group, Inc.	9,744	114,389
Meritz Fire & Marine Insurance Co., Ltd.	33,219	558,751
Meritz Securities Co., Ltd.	30,596	130,068
Mirae Asset Daewoo Co., Ltd.	52,453	331,157
Mirae Asset Life Insurance Co., Ltd.	62,985	211,527
NCSoft Corp.	1,535	624,717
Nexen Tire Corp.	28,755	209,021
NH Investment & Securities Co., Ltd.	19,787	216,923
NongShim Co., Ltd.	1,994	395,068
OCI Co., Ltd.	8,755	552,774
Orange Life Insurance Ltd.	8,638	206,349
Ottogi Corp.	409	222,712
Pan Ocean Co., Ltd. *	71,425	288,614
Partron Co., Ltd.	32,230	389,558
Poongsan Corp.	22,013	436,894
S-1 Corp.	5,559	491,011
Samsung Card Co., Ltd.	16,634	510,366
Samsung Engineering Co., Ltd. *	23,825	328,694
Samsung Securities Co., Ltd.	12,364	379,833
Samyang Holding Corp.	5,019	294,568
Seah Besteel Corp.	15,499	211,196
Seoul Semiconductor Co., Ltd.	14,243	192,223
Shinsegae, Inc.	2,431	517,072
SK Gas Ltd.	5,794	378,714
SKC Co., Ltd.	11,768	417,844
SL Corp.	5,250	97,664
Sungwoo Hitech Co., Ltd.	116,106	370,678
Taekwang Industrial Co., Ltd.	538	564,329
Taeyoung Engineering & Construction Co., Ltd.	8,175	91,046
Tongyang, Inc.	147,398	200,895
Winiadimchae Co., Ltd. *	64,254	132,788
WONIK IPS Co., Ltd.	6,546	135,780
Young Poong Corp.	485	277,529
Youngone Corp.	11,870	337,609
Yuhan Corp.	1,651	300,702
		38,739,454

Singapore 1.6%
Ascendas Real Estate Investment Trust	342,700	760,858
Ascott Residence Trust	128,600	122,355
Asian Pay Television Trust	2,565,400	327,696
Bukit Sembawang Estates Ltd.	25,900	103,668
CapitaLand Commercial Trust	172,502	257,660
CapitaLand Mall Trust	309,900	588,958
City Developments Ltd.	142,700	1,001,376

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Resources Ltd.	81,800	92,660
Genting Singapore Ltd.	1,262,000	839,812
Mapletree Commercial Trust	189,200	284,238
Mapletree Industrial Trust	183,244	299,653
Mapletree Logistics Trust	266,560	298,065
Mapletree North Asia Commercial Trust	281,900	290,656
Olam International Ltd.	411,800	580,412
SATS Ltd.	151,349	527,326
Sembcorp Marine Ltd. *	383,496	373,361
Singapore Exchange Ltd.	121,900	699,398
Singapore Post Ltd.	525,000	367,626
Singapore Press Holdings Ltd.	636,000	1,016,917
Singapore Technologies Engineering Ltd.	384,600	1,179,662
StarHub Ltd.	363,100	397,842
Suntec Real Estate Investment Trust	181,400	250,729
UOL Group Ltd.	105,801	562,294
Venture Corp., Ltd.	84,700	945,205
		12,168,427

Spain 1.4%
Abengoa S.A., B Shares *(a)	46,258,356	407,513
Acciona S.A.	13,063	1,390,935
Applus Services S.A.	37,985	533,944
Bolsas y Mercados Espanoles, SHMSF, S.A.	15,997	377,510
Caja de Ahorros del Mediterraneo *(b)	5,382	—
Cellnex Telecom S.A. *	9,498	355,209
Cia de Distribucion Integral Logista Holdings S.A.	16,956	353,299
Cie Automotive S.A.	8,832	223,319
Construcciones y Auxiliar de Ferrocarriles S.A.	4,953	223,799
Distribuidora Internacional de Alimentacion S.A. *(a)	898,327	519,699
Ebro Foods S.A.	29,829	599,390
Ence Energia y Celulosa S.A.	19,175	69,318
Euskaltel S.A.	12,854	112,412
FAES FARMA S.A.	55,605	275,278
Gestamp Automocion S.A.	80,671	422,709
Indra Sistemas S.A. *	9,374	80,284
Inmobiliaria Colonial Socimi S.A.	9,082	101,543
Liberbank S.A.	469,055	174,681
Mediaset Espana Comunicacion S.A.	97,283	571,100
Melia Hotels International S.A.	39,281	346,059
Merlin Properties Socimi S.A.	10,799	147,445
Obrascon Huarte Lain S.A. *(a)	592,283	738,869
Prosegur Cash S.A.	48,058	97,518
Prosegur Cia de Seguridad S.A.	114,815	536,109
Sacyr S.A.	163,504	419,525
Siemens Gamesa Renewable Energy S.A.	27,846	389,638
Tecnicas Reunidas S.A. *	14,116	340,368
Unicaja Banco S.A.	478,836	377,107
Viscofan S.A.	10,454	511,698
Zardoya Otis S.A.	38,950	267,006
		10,963,284

Sweden 3.3%
AAK AB	37,865	774,635
Adapteo Oyj *	25,563	298,990
AF POYRY AB	25,125	592,100
Arjo AB, B Shares	43,143	173,649
Attendo AB	41,546	189,642
Axfood AB	45,029	948,057
Betsson AB *	55,201	291,398
Security	Number of Shares	Value ($)
Bilia AB, A Shares	50,222	443,384
Bonava AB, B Shares	29,405	352,033
Bravida Holding AB	59,166	491,428
Castellum AB	34,856	707,598
Clas Ohlson AB, B Shares	33,523	301,356
Cloetta AB, B Shares	41,469	123,528
Coor Service Management Holding AB	30,383	256,248
Dometic Group AB	84,966	775,135
Elekta AB, B Shares	47,595	677,170
Fabege AB	24,102	371,946
Getinge AB, B Shares	99,356	1,457,817
Granges AB	29,276	291,507
Hemfosa Fastigheter AB	25,598	230,418
Hexpol AB	75,807	576,820
Holmen AB, B Shares	42,438	896,050
Indutrade AB	16,807	476,180
Intrum AB (a)	14,582	382,277
Inwido AB	33,248	204,222
JM AB (a)	47,002	1,212,475
KappAhl AB	57,442	116,415
Kungsleden AB	31,363	272,758
LE Lundbergfortagen AB, B Shares	27,037	1,001,191
Lifco AB, B Shares	5,268	269,150
Lindab International AB	35,296	401,903
Loomis AB, Class B	26,574	914,048
Lundin Petroleum AB	3,439	108,169
Mekonomen AB *	26,426	195,708
Modern Times Group MTG AB, B Shares *	18,565	171,893
NCC AB, B Shares	63,362	1,011,117
Nibe Industrier AB, B Shares	45,370	640,686
Nobia AB	76,533	496,335
Nolato AB, B Shares	4,514	256,863
Nordic Entertainment Group AB, B Shares	17,596	422,541
Pandox AB	17,714	322,959
Peab AB	121,233	1,025,775
Ratos AB, B Shares	303,457	769,422
Saab AB, Class B	17,451	549,360
SAS AB *	172,795	235,648
Scandic Hotels Group AB	38,342	321,512
Svenska Cellulosa AB, S.C.A., B Shares	123,050	1,021,306
Sweco AB, B Shares	13,917	388,115
Thule Group AB	16,796	366,877
Wallenstam AB, B Shares	10,374	108,383
Wihlborgs Fastigheter AB	20,658	300,340
		25,184,537

Switzerland 3.4%
Allreal Holding AG *	3,563	622,340
Alpiq Holding AG *	1,604	113,863
ALSO Holding AG *	2,310	354,902
ams AG *	10,390	542,415
Arbonia AG *	10,710	124,233
Aryzta AG *	954,974	794,327
Autoneum Holding AG	2,110	231,841
Banque Cantonale Vaudoise	497	369,626
Barry Callebaut AG	351	684,788
Belimo Holding AG	70	412,448
Bell Food Group AG *	904	241,782
Berner Kantonalbank AG	424	96,349
BKW AG	4,591	297,187
Bobst Group S.A.	1,402	70,033
Bucher Industries AG	2,319	692,923
Burckhardt Compression Holding AG	779	188,768
Cembra Money Bank AG	6,168	594,450
Conzzeta AG	379	297,835
Daetwyler Holding AG	2,571	396,295

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DKSH Holding AG	14,201	717,121
dormakaba Holding AG, Series B *	568	416,231
Dufry AG *	8,892	779,843
Emmi AG	542	450,956
EMS-Chemie Holding AG	1,066	666,227
Flughafen Zuerich AG	3,679	671,845
Forbo Holding AG	268	418,028
Galenica AG *	12,740	655,612
GAM Holding AG *	180,776	791,495
Helvetia Holding AG	8,340	1,061,868
Huber & Suhner AG	4,396	350,056
Implenia AG	12,430	332,947
Inficon Holding AG	193	120,394
Komax Holding AG	438	82,117
Kudelski S.A. - BR *	31,291	212,082
Landis+Gyr Group AG *	8,851	715,267
Logitech International S.A.	21,528	885,331
Mobimo Holding AG *	1,407	375,566
OC Oerlikon Corp. AG	55,808	597,326
Panalpina Welttransport Holding AG *	4,522	1,022,116
Partners Group Holding AG	1,165	926,513
PSP Swiss Property AG	4,607	552,381
Rieter Holding AG	1,720	225,690
Schweiter Technologies AG	334	329,785
SFS Group AG	4,744	364,137
Siegfried Holding AG *	371	138,116
SIG Combibloc Group AG *	14,686	178,922
Straumann Holding AG	568	463,376
Sulzer AG	6,951	700,423
Sunrise Communications Group AG *	11,132	823,335
Tecan Group AG	1,168	296,752
Temenos AG *	2,223	391,343
u-blox Holding AG *	1,279	104,382
Valiant Holding AG	2,892	296,460
Valora Holding AG *	2,242	617,754
VAT Group AG *	2,681	335,231
Vifor Pharma AG	8,004	1,184,643
Vontobel Holding AG	4,535	238,671
		26,616,747

United Kingdom 10.5%
888 Holdings plc	99,351	184,131
AA plc	705,232	428,473
Ascential plc	22,399	108,277
Ashmore Group plc	77,753	505,036
Auto Trader Group plc	48,482	318,264
B&M European Value Retail S.A.	184,893	829,910
Balfour Beatty plc	344,390	859,147
Bank of Georgia Group plc	5,627	96,212
BBA Aviation plc	309,737	1,203,087
BCA Marketplace plc	249,326	732,206
Beazley plc	116,565	814,083
Biffa plc	47,341	126,369
Big Yellow Group plc	8,112	97,565
Bodycote plc	70,560	629,569
Bovis Homes Group plc	56,485	721,537
Brewin Dolphin Holdings plc	66,763	258,672
Britvic plc	63,110	701,169
BTG plc *	35,620	362,351
Card Factory plc	186,336	376,614
Centamin plc	491,578	767,052
Chemring Group plc	125,752	277,715
Cineworld Group plc	107,849	334,788
Clarkson plc	3,230	101,146
Close Brothers Group plc	43,697	705,492
Coats Group plc	277,550	269,179
Cobham plc *	646,357	1,294,238
Computacenter plc	42,561	789,458
Security	Number of Shares	Value ($)
ConvaTec Group plc	326,840	617,544
Costain Group plc	50,927	96,986
Countryside Properties plc	48,524	173,026
Cranswick plc	20,114	651,009
Crest Nicholson Holdings plc	137,873	613,108
Daily Mail & General Trust plc	55,312	532,738
De La Rue plc	46,808	132,916
Dechra Pharmaceuticals plc	2,889	103,186
Derwent London plc	9,444	334,540
Dignity plc	11,998	78,790
Diploma plc	18,277	336,895
Domino's Pizza Group plc	94,059	282,660
Dunelm Group plc	36,419	409,453
EI Group plc *	280,226	957,600
Electrocomponents plc	93,202	686,728
Elementis plc	230,123	421,861
Entertainment One Ltd.	130,936	699,257
Equiniti Group plc	37,352	95,469
Essentra plc	121,051	627,704
Evraz plc	116,499	912,511
Ferrexpo plc	140,126	433,577
Fresnillo plc	44,975	324,611
Galliford Try plc	82,347	589,857
Games Workshop Group plc	2,025	111,136
Genus plc	8,498	272,797
Grafton Group plc	103,863	914,029
Grainger plc	92,610	256,105
Great Portland Estates plc	33,557	269,553
Greencore Group plc	211,894	550,929
Greggs plc	34,820	943,696
GVC Holdings plc	30,737	220,197
Halfords Group plc	194,692	454,589
Halma plc	41,210	995,200
Hammerson plc	159,219	412,925
Hargreaves Lansdown plc	16,816	427,210
Headlam Group plc	58,031	312,692
Hikma Pharmaceuticals plc	13,862	309,252
Hill & Smith Holdings plc	21,580	296,288
HomeServe plc	36,233	502,758
Howden Joinery Group plc	157,967	1,061,163
Hunting plc	53,486	329,594
Ibstock plc	121,298	340,417
IG Group Holdings plc	126,069	876,301
Indivior plc *	562,567	371,983
Intermediate Capital Group plc	70,471	1,187,159
International Personal Finance plc	229,074	282,477
Intu Properties plc (a)	557,620	323,077
IWG plc	225,168	1,037,530
J.D. Wetherspoon plc	26,076	485,496
JD Sports Fashion plc	57,670	454,808
John Laing Group plc	79,958	373,631
Jupiter Fund Management plc	176,393	798,191
Just Group plc *	566,072	324,649
KAZ Minerals plc	39,411	272,807
Keller Group plc	74,396	593,861
Kier Group plc (a)	123,040	91,816
Lancashire Holdings Ltd.	96,901	813,072
Lookers plc	427,258	216,409
Man Group plc	510,950	1,054,594
Mapeley Ltd. *(b)	2,199	—
Marshalls plc	41,962	324,551
Marston's plc	415,809	540,556
McCarthy & Stone plc	228,439	386,616
Mediclinic International plc	62,454	260,737
Melrose Industries plc	354,326	799,682
Merlin Entertainments plc	187,748	1,027,044
Mitchells & Butlers plc *	161,774	598,069
Mitie Group plc	249,769	498,923
Moneysupermarket.com Group plc	121,686	544,726

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Morgan Advanced Materials plc	116,628	359,329
Morgan Sindall Group plc	26,918	367,941
N Brown Group plc	209,368	305,535
National Express Group plc	184,457	941,239
Northgate plc	142,952	571,946
Ocado Group plc *	22,153	334,388
OneSavings Bank plc	24,863	109,877
Pagegroup plc	110,471	601,049
Paragon Banking Group plc	61,076	310,153
PayPoint plc	18,751	216,173
Pendragon plc	2,625,078	411,814
Petra Diamonds Ltd. *	685,924	93,008
Petrofac Ltd.	178,042	903,664
Pets at Home Group plc	335,502	847,919
Phoenix Group Holdings plc	153,740	1,293,165
Playtech plc	164,893	885,167
Plus500 Ltd.	30,339	221,150
Polymetal International plc	82,390	992,218
Polypipe Group plc	48,621	241,479
Premier Oil plc *	815,616	830,127
Provident Financial plc	172,857	910,527
PZ Cussons plc	94,401	251,070
QinetiQ Group plc	187,804	659,520
Quilter plc	419,186	734,134
Rathbone Brothers plc	7,604	203,901
Redrow plc	65,361	444,777
Renewi plc	258,496	91,456
Renishaw plc	4,430	206,234
Rhi Magnesita N.V.	4,028	218,123
Rightmove plc	47,230	302,074
Rotork plc	168,423	628,876
Royal Bank of Scotland Group plc	150,993	397,798
RPS Group plc	180,414	275,129
Safestore Holdings plc	12,300	93,488
Saga plc	751,679	406,965
Savills plc	51,110	589,918
Schroders plc	22,924	826,954
Segro plc	87,046	807,642
Senior plc	190,589	465,405
Serco Group plc *	428,416	767,949
SIG plc	557,513	891,237
Spectris plc	34,397	1,059,531
Spirax-Sarco Engineering plc	9,577	1,044,307
Spire Healthcare Group plc	262,430	361,906
Sports Direct International plc *	154,369	425,767
SSP Group plc	74,830	640,073
St. Modwen Properties plc	47,476	241,265
Stagecoach Group plc	322,119	509,247
Stock Spirits Group plc	74,154	206,509
Superdry plc	44,871	236,387
Synthomer plc	81,337	299,347
TalkTalk Telecom Group plc	354,780	453,396
Ted Baker plc	5,284	58,669
Telecom Plus plc	20,305	328,910
The Go-Ahead Group plc	28,106	729,395
The Restaurant Group plc	262,921	487,281
The Unite Group plc	24,524	307,537
Thomas Cook Group plc *(a)	2,373,428	159,585
TP ICAP plc	107,967	411,167
TT Electronics plc	51,038	135,927
Tullow Oil plc	143,776	336,883
Tyman plc	73,020	192,695
UDG Healthcare plc	70,206	679,738
Ultra Electronics Holdings plc	26,493	628,163
Vesuvius plc	107,201	653,791
Victrex plc	17,854	441,493
Security	Number of Shares	Value ($)
WH Smith plc	31,437	808,550
Wizz Air Holdings plc *	9,555	408,969
		80,780,067
Total Common Stock
(Cost $732,714,600)		764,447,940

Preferred Stock 0.3% of net assets

Germany 0.3%
Draegerwerk AG & Co. KGaA	9,952	539,826
Jungheinrich AG	26,980	601,519
Sartorius AG	2,799	566,183
Schaeffler AG	61,470	453,243
Sixt SE	4,936	327,389
Total Preferred Stock
(Cost $2,902,170)		2,488,160

Other Investment Company 1.6% of net assets

Securities Lending Collateral 1.6%
Wells Fargo Government Money Market Fund, Select Class 2.26% (c)	12,369,048	12,369,048
Total Other Investment Company
(Cost $12,369,048)		12,369,048
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
BNP Paribas
Euro
(0.58%), 08/01/19 (d)	37,053	41,017
Hong Kong Dollar
0.87%, 08/01/19 (d)	446,967	57,097
Brown Brothers Harriman
Australian Dollar
0.37%, 08/01/19 (d)	5,464	3,736
Canadian Dollar
0.86%, 08/01/19 (d)	46,492	35,227
Danish Krone
(0.85%), 08/01/19 (d)	4,144	614
New Zealand Dollar
0.75%, 08/01/19 (d)	5,108	3,354
Norwegian Krone
0.60%, 08/01/19 (d)	6,375	720
Singapore Dollar
0.75%, 08/01/19 (d)	5,942	4,324
Swedish Krona
(0.55%), 08/01/19 (d)	21,800	2,256
Swiss Franc
(1.63%), 08/02/19 (d)	34,174	34,362
Citibank
Pound Sterling
0.37%, 08/01/19 (d)	31,077	37,793
U.S. Dollar
1.75%, 08/01/19 (d)	1,205,464	1,205,464
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.26%), 08/01/19 (d)	5,351,766	49,194
Total Short-Term Investments
(Cost $1,475,158)		1,475,158

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/20/19	68	6,410,020	(84,681)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,811,999.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$279,185,828	$—	$279,185,828
Australia	216,352	43,392,422	404,473*	44,013,247
Austria	1,958,267	2,870,100	—	4,828,367
Belgium	2,485,150	6,781,020	33,784	9,299,954
Canada	65,034,956	—	—	65,034,956
Denmark	1,171,759	7,585,443	—	8,757,202
Finland	2,486,039	6,907,622	—	9,393,661
France	9,310,107	24,089,986	—	33,400,093
Germany	9,179,623	18,568,411	—	27,748,034
Greece	—	—	—*	—
Hong Kong	—	882,364	29,394,538*	30,276,902
Ireland	2,796,536	—	—	2,796,536
Italy	2,502,257	15,955,915	49,823*	18,507,995
Luxembourg	—	—	—*	—
Netherlands	2,752,656	10,814,697	—	13,567,353
Norway	2,029,914	8,994,576	—	11,024,490
Poland	1,986,775	7,199,714	—	9,186,489
Portugal	728,726	2,245,591	—*	2,974,317
Republic of Korea	5,439,209	33,300,245	—	38,739,454
Singapore	103,668	12,064,759	—	12,168,427
Spain	1,269,763	9,693,521	—*	10,963,284
Sweden	1,524,652	23,659,885	—	25,184,537
Switzerland	3,055,736	23,561,011	—	26,616,747
United Kingdom	21,247,899	59,532,168	—*	80,780,067
Preferred Stock
Germany	1,141,345	1,346,815	—	2,488,160
Other Investment Company[1]	12,369,048	—	—	12,369,048
Short-Term Investments[1]	—	1,475,158	—	1,475,158
Liabilities
Futures Contracts[2]	(84,681)	—	—	(84,681)
Total	$150,705,756	$600,107,251	$29,882,618	$780,695,625
*	Level 3 amount shown includes securities determined to have no value at July 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2018	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2019
Common Stock
Australia	$—	($10,038)	$170,625	$—	($23,631)	$267,517	$—	$404,473
Belgium	—	—	(257,873)	164,042	—	127,615	—	33,784
Hong Kong	115,865	(715,973)	480,740	7,759,220	(4,472,373)	26,227,059	—	29,394,538
Italy	1	—	(204,627)	38,427	—	216,022	—	49,823
Total	$115,866	($726,011)	$188,865	$7,961,689	($4,496,004)	$26,838,213	$—	$29,882,618
The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities from an early market exchange closure. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 91.3% of net assets

Brazil 7.0%
Ambev S.A.	762,050	4,019,565
B3 S.A. - Brasil Bolsa Balcao	112,933	1,248,482
Banco Bradesco S.A.	231,771	1,889,343
Banco do Brasil S.A.	412,415	5,318,974
BRF S.A. *	271,918	2,380,489
CCR S.A.	303,600	1,189,309
Centrais Eletricas Brasileiras S.A.	67,916	700,987
Cia Energetica de Minas Gerais	50,100	223,434
Cielo S.A.	369,734	701,423
Companhia de Saneamento Basico do Estado de Sao Paulo	111,810	1,564,493
Embraer S.A.	239,951	1,214,106
JBS S.A.	632,900	4,129,393
Kroton Educacional S.A.	307,100	1,010,698
Petrobras Distribuidora S.A.	158,800	1,106,838
Petroleo Brasileiro S.A.	841,958	6,351,611
Tim Participacoes S.A.	299,547	959,153
Ultrapar Participacoes S.A.	523,328	2,727,474
Vale S.A.	748,397	9,767,881
		46,503,653

Chile 0.8%
Cencosud S.A.	751,358	1,483,473
Empresas Copec S.A.	124,545	1,142,818
Enel Americas S.A.	7,308,262	1,205,838
Latam Airlines Group S.A.	87,666	835,549
S.A.C.I. Falabella	90,195	557,301
		5,224,979

China 24.1%
Agile Group Holdings Ltd. (a)	556,000	714,607
Agricultural Bank of China Ltd., Class H (a)	8,382,600	3,393,070
Alibaba Group Holding Ltd. ADR *	17,894	3,097,630
Anhui Conch Cement Co., Ltd., Class H (a)	189,000	1,091,331
Baidu, Inc. ADR *	15,297	1,708,675
Bank of China Ltd., Class H (a)	25,311,234	10,278,579
Bank of Communications Co., Ltd., Class H (a)	2,332,000	1,696,642
China Cinda Asset Management Co., Ltd., Class H (a)	3,325,000	725,346
China CITIC Bank Corp., Ltd., Class H (a)	2,771,000	1,535,251
China Communications Construction Co., Ltd., Class H (a)	1,469,322	1,236,558
China Communications Services Corp., Ltd., Class H (a)	877,000	610,576
China Construction Bank Corp., Class H (a)	26,797,960	20,573,603
China Evergrande Group (a)	360,000	950,420
Security	Number of Shares	Value ($)
China Huarong Asset Management Co., Ltd., Class H (a)	5,613,000	946,298
China Life Insurance Co., Ltd., Class H (a)	801,000	2,040,282
China Merchants Bank Co., Ltd., Class H (a)	636,650	3,153,900
China Minsheng Banking Corp., Ltd., Class H (a)	2,088,800	1,438,785
China Mobile Ltd. (a)	1,569,055	13,343,830
China National Building Material Co., Ltd., Class H (a)	1,800,000	1,578,104
China Overseas Land & Investment Ltd. (a)	734,000	2,502,247
China Pacific Insurance Group Co., Ltd., Class H (a)	338,800	1,445,144
China Petroleum & Chemical Corp., Class H (a)	18,314,400	11,758,034
China Railway Construction Corp., Ltd., Class H (a)	795,000	918,557
China Railway Group Ltd., Class H (a)	1,287,000	901,109
China Resources Beer Holdings Co., Ltd. (a)	263,000	1,232,275
China Resources Land Ltd. (a)	465,000	1,987,134
China Resources Power Holdings Co., Ltd. (a)	896,000	1,286,671
China Shenhua Energy Co., Ltd., Class H (a)	1,282,000	2,532,660
China Telecom Corp., Ltd., Class H (a)	6,410,000	2,859,052
China Unicom (Hong Kong) Ltd. (a)	2,987,056	2,910,153
China Vanke Co., Ltd., Class H (a)	215,300	808,684
CITIC Ltd. (a)	1,487,000	1,968,889
CNOOC Ltd. (a)	4,686,075	7,726,231
Country Garden Holdings Co., Ltd. (a)	897,000	1,208,532
Dongfeng Motor Group Co., Ltd., Class H (a)	907,000	808,965
ENN Energy Holdings Ltd. (a)	79,600	818,797
Fosun International Ltd. (a)	468,000	611,797
GCL-Poly Energy Holdings Ltd. *(a)	10,009,000	570,088
Geely Automobile Holdings Ltd. (a)	427,000	651,230
Great Wall Motor Co., Ltd., Class H (a)	1,304,800	883,889
Guangzhou R&F Properties Co., Ltd., Class H (a)	477,200	863,394
Haier Electronics Group Co., Ltd. (a)	307,000	721,537
Hengan International Group Co., Ltd. (a)	104,000	786,618
Huaneng Power International, Inc., Class H (a)	2,168,000	1,261,677
Industrial & Commercial Bank of China Ltd., Class H (a)	20,825,172	13,985,064
JD.com, Inc. ADR *	35,313	1,056,212
Jiangxi Copper Co., Ltd., Class H (a)	976,000	1,207,900
Kingboard Holdings Ltd. (a)	297,500	732,387
Kunlun Energy Co., Ltd. (a)	814,000	709,912
Longfor Group Holdings Ltd. (a)	235,500	870,924
NetEase, Inc. ADR	4,346	1,003,144
PetroChina Co., Ltd., Class H (a)	9,492,000	5,034,591

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PICC Property & Casualty Co., Ltd., Class H (a)	1,842,000	2,187,126
Ping An Insurance Group Co. of China Ltd., Class H (a)	393,000	4,631,823
Shimao Property Holdings Ltd. (a)	359,000	991,486
Sinopec Shanghai Petrochemical Co., Ltd., Class H (a)	1,700,000	593,101
Sinopharm Group Co., Ltd., Class H (a)	261,200	965,550
Tencent Holdings Ltd. (a)	118,000	5,497,970
		159,604,041

Colombia 0.3%
Bancolombia S.A.	61,405	735,528
Ecopetrol S.A.	1,524,235	1,365,848
		2,101,376

Czech Republic 0.2%
CEZ A/S	57,628	1,292,082

Egypt 0.1%
Commercial International Bank Egypt S.A.E. GDR	91,675	394,203

Greece 1.1%
Alpha Bank AE *	1,066,546	2,070,203
Hellenic Telecommunications Organization S.A.	65,390	900,491
National Bank of Greece S.A. *	563,868	1,644,420
Piraeus Bank S.A. *	850,784	2,901,730
		7,516,844

Hungary 0.5%
MOL Hungarian Oil & Gas plc	191,282	1,941,262
OTP Bank plc	33,493	1,394,848
		3,336,110

India 6.6%
Axis Bank Ltd.	70,912	692,064
Bharat Petroleum Corp., Ltd.	456,519	2,281,835
Bharti Airtel Ltd.	358,566	1,753,680
Coal India Ltd.	386,718	1,146,594
HCL Technologies Ltd.	73,974	1,109,321
Hero MotoCorp Ltd.	18,921	645,120
Hindalco Industries Ltd.	345,834	952,502
Hindustan Petroleum Corp., Ltd.	407,444	1,567,403
Housing Development Finance Corp., Ltd.	80,187	2,465,284
Indian Oil Corp., Ltd.	1,238,364	2,497,893
Infosys Ltd.	436,954	4,986,939
ITC Ltd.	253,332	991,829
JSW Steel Ltd.	202,161	694,634
Mahindra & Mahindra Ltd.	72,673	578,081
Maruti Suzuki India Ltd.	6,191	490,459
NTPC Ltd.	604,670	1,112,466
Oil & Natural Gas Corp., Ltd.	1,277,898	2,571,205
Rajesh Exports Ltd.	79,141	792,848
Reliance Industries Ltd.	324,666	5,473,117
State Bank of India *	446,211	2,144,457
Sun Pharmaceutical Industries Ltd.	125,452	775,878
Tata Consultancy Services Ltd.	77,726	2,487,856
Tata Motors Ltd. *	1,011,845	1,979,395
Tata Motors Ltd., Class A *	429,277	403,628
Tata Steel Ltd.	108,450	677,533
Security	Number of Shares	Value ($)
Vedanta Ltd.	644,006	1,432,092
Wipro Ltd.	213,250	819,424
		43,523,537

Indonesia 1.4%
PT Astra International Tbk	4,243,700	2,103,304
PT Bank Central Asia Tbk	484,400	1,063,440
PT Bank Mandiri (Persero) Tbk	2,473,000	1,391,295
PT Bank Rakyat Indonesia (Persero) Tbk	6,159,400	1,951,778
PT Telekomunikasi Indonesia (Persero) Tbk	9,772,300	2,982,326
		9,492,143

Kuwait 0.3%
Kuwait Finance House KSCP	187,625	480,774
Mobile Telecommunications Co. KSC	387,057	734,951
National Bank of Kuwait SAKP	161,802	531,012
		1,746,737

Malaysia 1.8%
Axiata Group Berhad	1,367,394	1,660,393
CIMB Group Holdings Berhad	1,126,480	1,382,242
Genting Berhad	704,100	1,169,283
Malayan Banking Berhad	810,461	1,695,344
Petronas Chemicals Group Berhad	425,300	770,785
Public Bank Berhad	308,565	1,634,593
Tenaga Nasional Berhad	1,008,700	3,367,266
		11,679,906

Mexico 4.1%
Alfa S.A.B. de C.V., Class A	1,422,100	1,231,850
America Movil S.A.B. de C.V., Series L	12,849,919	9,038,780
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, Class B	260,100	371,615
Cemex S.A.B. de C.V., Series CPO	5,710,556	2,029,294
Coca-Cola Femsa S.A.B. de C.V.	130,100	799,456
Fomento Economico Mexicano S.A.B. de C.V.	455,215	4,126,063
Grupo Bimbo S.A.B. de C.V., Series A	551,800	1,050,979
Grupo Financiero Banorte S.A.B. de C.V., Class O	374,700	1,886,429
Grupo Mexico S.A.B. de C.V., Series B	927,436	2,269,257
Grupo Televisa S.A.B., Series CPO	577,817	1,095,406
Wal-Mart de Mexico S.A.B. de C.V.	1,058,637	3,123,363
		27,022,492

Philippines 0.3%
PLDT, Inc.	53,560	1,201,993
SM Investments Corp.	39,910	780,480
		1,982,473

Qatar 0.3%
Ooredoo QPSC	267,030	524,415
Qatar National Bank QPSC	230,324	1,234,537
		1,758,952

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Russia 14.5%
Alrosa PJSC	630,720	806,579
Gazprom PJSC	10,548,390	39,257,361
Inter RAO UES PJSC	23,765,001	1,666,529
Lukoil PJSC	253,213	20,792,926
Magnit PJSC	50,337	2,993,449
MMC Norilsk Nickel PJSC	10,056	2,313,998
Mobile TeleSystems PJSC	660,592	2,750,412
NovaTek PJSC	103,070	2,136,944
Rosneft Oil Co. PJSC	640,590	4,246,781
Rostelecom PJSC	962,180	1,246,574
Sberbank of Russia PJSC	2,056,790	7,545,307
Severstal PJSC	63,560	1,027,386
Sistema PJSC FC	9,617,300	1,826,527
Surgutneftegas PJSC	4,169,705	1,772,767
Tatneft PJSC	326,340	3,810,612
VTB Bank PJSC	2,133,330,000	1,425,064
		95,619,216

South Africa 6.3%
Absa Group Ltd.	227,936	2,525,667
AngloGold Ashanti Ltd.	101,315	1,741,067
Aspen Pharmacare Holdings Ltd.	74,967	470,536
Barloworld Ltd.	130,920	1,098,564
Bid Corp., Ltd.	71,657	1,498,860
FirstRand Ltd.	470,477	2,013,084
Gold Fields Ltd.	442,510	2,260,079
MTN Group Ltd.	1,228,100	9,617,604
MultiChoice Group Ltd. *	4,495	42,121
Naspers Ltd., N Shares	7,710	1,879,391
Nedbank Group Ltd.	76,210	1,273,459
Remgro Ltd.	57,824	717,622
Sanlam Ltd.	243,517	1,260,385
Sappi Ltd.	189,203	688,287
Sasol Ltd.	211,434	4,571,957
Shoprite Holdings Ltd.	127,224	1,366,813
Standard Bank Group Ltd.	273,524	3,401,022
Steinhoff International Holdings N.V. *	13,943,741	1,147,093
The Bidvest Group Ltd.	64,423	824,979
Tiger Brands Ltd.	45,173	701,920
Vodacom Group Ltd.	164,610	1,345,537
Woolworths Holdings Ltd.	300,968	1,149,546
		41,595,593

Taiwan 16.0%
Acer, Inc.	1,501,496	906,865
Asustek Computer, Inc.	446,041	3,160,202
AU Optronics Corp.	8,184,800	2,160,938
Catcher Technology Co., Ltd.	170,000	1,245,784
Cathay Financial Holding Co., Ltd.	1,110,599	1,450,051
Cheng Shin Rubber Industry Co., Ltd.	695,000	898,603
China Steel Corp.	3,131,198	2,408,939
Chunghwa Telecom Co., Ltd.	726,906	2,514,694
Compal Electronics, Inc.	4,301,305	2,627,954
CTBC Financial Holding Co., Ltd.	2,394,201	1,556,290
Delta Electronics, Inc.	433,590	2,093,001
Far Eastern New Century Corp.	1,293,817	1,224,060
Far EasTone Telecommunications Co., Ltd.	328,622	754,317
First Financial Holding Co., Ltd.	1,169,650	878,213
Formosa Chemicals & Fibre Corp.	645,442	1,963,339
Formosa Petrochemical Corp.	290,330	984,149
Formosa Plastics Corp.	585,732	1,884,189
Foxconn Technology Co., Ltd.	422,317	867,695
Fubon Financial Holding Co., Ltd.	1,639,674	2,266,781
Hon Hai Precision Industry Co., Ltd.	7,770,572	19,479,038
Security	Number of Shares	Value ($)
Innolux Corp.	11,601,357	2,682,304
Inventec Corp.	1,816,639	1,351,037
Largan Precision Co., Ltd.	7,200	973,285
Lite-On Technology Corp.	919,167	1,301,162
MediaTek, Inc.	324,338	3,244,101
Mega Financial Holding Co., Ltd.	1,514,340	1,557,186
Nan Ya Plastics Corp.	1,023,622	2,337,383
Pegatron Corp.	2,021,264	3,280,777
Pou Chen Corp.	1,058,267	1,302,314
President Chain Store Corp.	73,000	702,042
Quanta Computer, Inc.	1,290,500	2,371,769
Synnex Technology International Corp.	827,850	1,016,302
Taiwan Cement Corp.	859,228	1,228,875
Taiwan Mobile Co., Ltd.	241,334	849,836
Taiwan Semiconductor Manufacturing Co., Ltd.	2,514,803	20,679,353
Uni-President Enterprises Corp.	840,678	2,176,067
United Microelectronics Corp.	5,135,965	2,280,350
Walsin Lihwa Corp.	1,519,000	728,352
Wistron Corp.	2,604,682	1,935,044
WPG Holdings Ltd. *	1,085,880	1,434,343
Yuanta Financial Holding Co., Ltd.	1,412,000	791,097
		105,548,081

Thailand 3.2%
Advanced Info Service PCL NVDR	211,175	1,457,623
Charoen Pokphand Foods PCL NVDR	1,120,400	1,007,142
CP ALL PCL NVDR	366,500	1,028,091
Kasikornbank PCL NVDR	166,500	929,400
Krung Thai Bnk Ltd. NVDR	1,419,800	902,503
PTT Exploration & Production Public Co., Ltd. NVDR	328,800	1,437,535
PTT Global Chemical PCL NVDR	839,200	1,638,922
PTT PCL NVDR	4,601,970	7,031,546
Thai Oil PCL NVDR	495,900	1,105,959
The Siam Cement PCL NVDR	191,400	2,688,522
The Siam Commercial Bank PCL NVDR	442,600	1,971,401
		21,198,644

Turkey 1.9%
Akbank T.A.S. *	1,392,380	1,862,592
BIM Birlesik Magazalar A/S	115,062	966,100
Eregli Demir ve Celik Fabrikalari TAS	572,557	760,515
Haci Omer Sabanci Holding A/S	699,580	1,234,202
KOC Holding A/S	508,065	1,701,180
Tupras-Turkiye Petrol Rafinerileri A/S	55,246	1,385,349
Turk Hava Yollari AO *	291,278	649,375
Turkcell Iletisim Hizmetleri A/S	611,439	1,424,870
Turkiye Garanti Bankasi A/S *	1,065,563	1,874,147
Turkiye Halk Bankasi A/S	812,047	872,659
		12,730,989

United Arab Emirates 0.5%
Abu Dhabi Commercial Bank PJSC	320,698	786,979
Emaar Properties PJSC	533,165	798,873
Emirates Telecommunications Group Co. PJSC	277,671	1,303,254
First Abu Dhabi Bank PJSC	147,414	637,599
		3,526,705
Total Common Stock
(Cost $547,631,615)		603,398,756

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 7.4% of net assets

Brazil 5.7%
Banco Bradesco S.A.	855,494	7,733,710
Centrais Eletricas Brasileiras S.A., Class B	49,420	512,802
Companhia Energetica de Minas Gerais	618,408	2,291,270
Compania Brasileira de Distribuicao Grupo Pao de Acucar	80,115	1,963,855
Gerdau S.A.	464,306	1,672,857
Itau Unibanco Holding S.A.	1,161,179	10,594,482
Itausa - Investimentos Itau S.A.	391,707	1,279,911
Metalurgica Gerdau S.A.	696,677	1,213,962
Petroleo Brasileiro S.A.	1,095,554	7,486,747
Telefonica Brasil S.A.	199,272	2,730,862
		37,480,458

Colombia 0.2%
Bancolombia S.A.	100,393	1,262,512

Republic of Korea 0.0%
CJ Corp. *(a)	900	18,682

Russia 1.5%
Surgutneftegas PJSC	3,748,600	1,834,029
Tatneft PJSC	12,820	135,531
Transneft PJSC	3,175	7,866,727
		9,836,287
Total Preferred Stock
(Cost $35,359,413)		48,597,939
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Barclays Capital, Inc.
U.S. Dollar
1.75%, 08/01/19 (b)	357,781	357,781
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
BNP Paribas
Hong Kong Dollar
0.87%, 08/01/19 (b)	8,537,677	1,090,638
Brown Brothers Harriman
Euro
(0.58%), 08/01/19 (b)	12,328	13,648
Singapore Dollar
0.75%, 08/01/19 (b)	21	15
South African Rand
5.40%, 08/01/19 (b)	198,013	13,805
Total Short-Term Investments
(Cost $1,475,887)		1,475,887

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 09/20/19	173	8,871,440	(206,346)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$48,981,358	$—	$48,981,358
Brazil	46,503,653	—	—	46,503,653
Chile	5,224,979	—	—	5,224,979
China	6,865,661	—	152,738,380	159,604,041
Colombia	2,101,376	—	—	2,101,376
Egypt	394,203	—	—	394,203
Greece	900,491	6,616,353	—	7,516,844
India	1,905,314	41,618,223	—	43,523,537
Kuwait	1,746,737	—	—	1,746,737
Mexico	27,022,492	—	—	27,022,492
Qatar	524,415	1,234,537	—	1,758,952
Russia	92,100,153	3,519,063	—	95,619,216
South Africa	3,677,985	37,917,608	—	41,595,593
Taiwan	849,836	104,698,245	—	105,548,081
Turkey	966,100	11,764,889	—	12,730,989
United Arab Emirates	1,303,254	2,223,451	—	3,526,705
Preferred Stock
Brazil	37,480,458	—	—	37,480,458
Colombia	1,262,512	—	—	1,262,512
Republic of Korea	—	—	18,682	18,682
Russia	9,700,756	135,531	—	9,836,287
Short-Term Investments[1]	—	1,475,887	—	1,475,887
Liabilities
Futures Contracts[2]	(206,346)	—	—	(206,346)
Total	$240,324,029	$260,185,145	$152,757,062	$653,266,236
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2018	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2019
Common Stock
China	$—	($897,819)	($9,326,839)	$66,976,849	($7,092,776)	$103,078,965	$—	$152,738,380
Preferred Stock
Republic of Korea	—	—	(10,778)	29,460	—	—	—	18,682
Total	$—	($897,819)	($9,337,617)	$67,006,309	($7,092,776)	$103,078,965	$—	$152,757,062
The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities from an early market exchange closure.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JUL19